February 25, 2002
                               As Supplemented April 3, 2002 and June 19, 2002

                               Janus Flexible Income Fund
                               Janus Federal Tax-Exempt Fund
                               Janus High-Yield Fund
                               Janus Short-Term Bond Fund
                               Janus Money Market Fund
                               Janus Tax-Exempt Money Market Fund
                               Janus Government Money Market Fund

                               JANUS INCOME FUNDS

                                   Prospectus

     The Securities and Exchange Commission has not approved or disapproved of these securities or passed on the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

--------------------------------------------------------------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

                RISK/RETURN SUMMARY
                   Fixed-income funds...........................    2
                   Money market funds...........................    9
                   Fees and expenses............................   13
                INVESTMENT OBJECTIVES, PRINCIPAL
                INVESTMENT STRATEGIES AND RISKS
                   Fixed-income funds...........................   15
                   Money market funds...........................   25
                SHAREHOLDER'S MANUAL
                   Doing business with Janus....................   36
                   Minimum investments..........................   37
                   Types of account ownership...................   37
                   To open an account or buy shares.............   40
                   To exchange shares...........................   41
                   To sell shares...............................   41
                   Shareholder services and account policies....   49
                MANAGEMENT OF THE FUNDS
                   Investment adviser...........................   53
                   Management expenses..........................   53
                   Portfolio managers...........................   54
                OTHER INFORMATION...............................   57
                DISTRIBUTIONS AND TAXES
                   Distributions................................   58
                   Distribution options.........................   60
                   Taxes........................................   61
                FINANCIAL HIGHLIGHTS............................   63
                GLOSSARY OF INVESTMENT TERMS
                   Equity and debt securities...................   71
                   Futures, options and other derivatives.......   76
                   Other investments, strategies and/or
                   techniques...................................   78
                RATING CATEGORIES
                   Explanation of rating categories.............   79

                                                Janus Income Funds prospectus  1

RISK/RETURN SUMMARY
--------------------------------------------------------------------------------

FIXED-INCOME FUNDS

               Janus Federal Tax-Exempt Fund, Janus High-Yield Fund and Janus Short-Term Bond Fund are designed for long-term investors who primarily seek current income. Janus Flexible Income Fund is designed for long-term investors who primarily seek total return.

1. WHAT ARE THE INVESTMENT OBJECTIVES OF THE FIXED-INCOME FUNDS?

--------------------------------------------------------------------------------

               - JANUS FLEXIBLE INCOME FUND seeks to obtain maximum total return, consistent with preservation of capital.

               - JANUS FEDERAL TAX-EXEMPT FUND seeks as high a level of
                 current income exempt from federal income tax as is consistent with preservation of capital.

               - JANUS HIGH-YIELD FUND seeks to obtain high current income.
                 Capital appreciation is a secondary objective when consistent with its primary objective.

               - JANUS SHORT-TERM BOND FUND seeks as high a level of current income as is consistent with preservation of capital.

               The Funds' Trustees may change these objectives or the Funds' principal investment policies without a shareholder vote. The Funds will notify you at least 60 days before making any material changes to their objectives or principal investment policies. If there is a material change to a Fund's objective(s) or principal investment policies, you should consider whether that Fund remains an appropriate investment for you. There is no guarantee that a Fund will meet its objective(s).

2. WHAT ARE THE MAIN INVESTMENT STRATEGIES OF THE FIXED-INCOME FUNDS?

               In addition to considering economic factors such as the effect of interest rates on a Fund's investments, the portfolio managers apply a "bottom up" approach in choosing investments. This means that the Funds' portfolio managers look at income-producing securities one at a time to determine if an income-

 2 Janus Income Funds prospectus
               producing security is an attractive investment opportunity and consistent with a Fund's investment policies. If a portfolio manager is unable to find such investments, a Fund's assets may be in cash or similar investments.

               Within the parameters of its specific investment policies discussed below, each of the Fixed-Income Funds may invest without limit in foreign debt and equity securities.

               JANUS FLEXIBLE INCOME FUND invests primarily in a wide variety of income-producing securities such as corporate bonds and notes, government securities and preferred stock. As a fundamental policy, the Fund will invest at least 80% of its assets in income-producing securities. The Fund may own an unlimited amount of high-yield/high-risk bonds.

               JANUS FEDERAL TAX-EXEMPT FUND invests primarily in municipal obligations of any maturity whose interest is exempt from federal income tax. As a fundamental policy, the Fund will normally invest at least 80% of its assets in securities whose interest is exempt from federal income tax, including the federal alternative minimum tax. The Fund may invest up to 35% of its assets in high-yield/high-risk bonds.

               JANUS HIGH-YIELD FUND invests, under normal circumstances, at least 80% of its net assets in high-yield/high-risk bonds and convertible and preferred securities rated below investment grade. The Fund may at times invest all of its assets in such securities.

               JANUS SHORT-TERM BOND FUND invests, under normal circumstances, at least 80% of its net assets in debt securities such as corporate bonds or notes, or U.S. Treasury Bonds. It implements this policy by investing primarily in short- and intermediate-term fixed-income securities and may invest up to 35% of its net assets in high-yield/high-risk bonds. The fund expects to maintain an average weighted effective maturity of 3 years or less under normal circumstances.

                                                Janus Income Funds prospectus  3

               For purposes of Janus Federal Tax-Exempt Fund's, Janus High-Yield Fund's, and Janus Short-Term Bond Fund's 80% policies, net assets will take into account borrowings for investment purposes.

3. WHAT ARE THE MAIN RISKS OF INVESTING IN THE FIXED-INCOME FUNDS?

               Although the Fixed-Income Funds may be less volatile than funds that invest most of their assets in common stocks, the Funds' returns and yields will vary, and you could lose money.

               The Funds invest in a variety of fixed-income securities. A fundamental risk of these securities is that their value will fall if interest rates rise. Since the value of a fixed-income portfolio will generally decrease when interest rates rise, the Funds' net asset value (NAV) will likewise decrease. Another fundamental risk associated with the Fixed-Income Funds is credit risk, which is the risk that an issuer will be unable to make principal and interest payments when due. In addition, default risk, the risk that an issuer will not be able to pay interest and principal when due, is a fundamental risk associated with the Fixed-Income Funds.

               At times, JANUS FEDERAL TAX-EXEMPT FUND may invest more than 25% of its assets in tax-exempt securities related in such a way that a negative economic, business or political development or change affecting the invested security could also negatively affect other securities in the same category.

               Each of the Fixed-Income Funds may invest to some extent in high-yield/high-risk bonds, also known as "junk" bonds. High-yield/high-risk bonds may be sensitive to economic changes, political changes, or adverse developments specific to the company that issued the bond. These bonds generally have a greater credit risk than other types of fixed-income securities. Because of these factors, the performance and NAV of the Fixed-Income Funds may vary significantly, depending upon their holdings of high-yield/high-risk bonds.

               An investment in these Funds is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

 4 Janus Income Funds prospectus

               The following information provides some indication of the risks of investing in the Fixed-Income Funds by showing how each of the Fixed-Income Fund's performance has varied over time. The bar charts depict the change in performance from year to year during the period indicated. The tables compare each Fund's average annual returns for the periods indicated to a broad-based securities market index.

               JANUS FLEXIBLE INCOME FUND

               Annual returns for calendar years ended 12/31



                      11.85%          15.70%   (2.92%)   21.15%   6.88%    11.43%   8.84%    0.46%    4.89%    7.23%
                       1992            1993     1994      1995    1996      1997    1998     1999     2000     2001



               Best Quarter: 1st-1991  8.17%  Worst Quarter: 2nd-1994  (1.49%)

                          Average annual total return for periods ended 12/31/01
                          ------------------------------------------------------

                                                                                       Since Inception
                                                        1 year   5 years   10 years       (7/7/87)
               Janus Flexible Income Fund
               Return Before Taxes                      7.23%     6.50%      8.34%          8.29%
               Return After Taxes on Distributions      4.70%     3.52%      5.13%          5.10%
               Return After Taxes on Distributions
                 and Sale of Fund Shares*               4.37%     3.72%      5.14%          5.17%
               Lehman Brothers Gov't/Credit Index+      8.50%     7.37%      7.27%          8.36%
               (reflects no deduction for
                 expenses or taxes)
                                                        ---------------------------------------------

               * When the return after taxes on distributions and sale of Fund shares is higher, it is because of realized losses. If realized losses occur upon the sale of Fund shares, the capital loss is recorded as a tax benefit, which increases the return.

               + Lehman Brothers Gov't/Credit Index is composed of all bonds that are of investment grade with at least one year until maturity.

                                                Janus Income Funds prospectus  5

               JANUS FEDERAL TAX-EXEMPT FUND

               Annual returns for calendar years ended 12/31



                      (7.77%)         15.84%    4.71%    8.98%    5.31%   (4.39%)   8.91%    3.14%
                       1994            1995     1996     1997     1998     1999     2000     2001



               Best Quarter: 1st-1995  6.61%  Worst Quarter: 1st-1994  (6.75%)

                          Average annual total return for periods ended 12/31/01
                          ------------------------------------------------------

                                                                                     Since Inception
                                                                  1 year   5 years      (5/3/93)
                Janus Federal Tax-Exempt Fund
                Return Before Taxes                               3.14%     4.27%         4.67%
                Return After Taxes on Distributions               3.11%     4.23%         4.64%
                Return After Taxes on Distributions and Sale
                  of Fund Shares*                                 3.65%     4.36%         4.71%
                Lehman Brothers Municipal Bond Index+             5.13%     5.98%         6.07%
                (reflects no deduction for expenses or taxes)
                                                                  -----------------------------------

               * When the return after taxes on distributions and sale of Fund shares is higher, it is because of realized losses. If realized losses occur upon the sale of Fund shares, the capital loss is recorded as a tax benefit, which increases the return.

               + Lehman Brothers Municipal Bond Index is composed of
                 approximately 1,100 bonds; 60% of which are revenue bonds and 40% of which are state government obligations.

 6 Janus Income Funds prospectus

               JANUS HIGH-YIELD FUND

               Annual returns for calendar years ended 12/31



                      23.99%          15.47%     0.97%     5.54%     2.50%     4.59%
                       1996            1997      1998      1999      2000      2001



               Best Quarter: 1st-1996  7.34%  Worst Quarter: 3rd-1998  (5.76%)

                          Average annual total return for periods ended 12/31/01
                          ------------------------------------------------------

                                                                                        Since Inception
                                                                     1 year   5 years     (12/29/95)
                Janus High-Yield Fund
                Return Before Taxes                                  4.59%     5.69%         8.53%
                Return After Taxes on Distributions                  1.45%     1.96%         4.65%
                Return After Taxes on Distributions and Sale
                  of Fund Shares*                                    2.77%     2.70%         4.95%
                Lehman Brothers High-Yield Bond Index+               5.28%     3.11%         4.44%
                (reflects no deduction for fees, expenses or taxes)
                                                                     ------------------------------

                * When the return after taxes on distributions and sale of Fund shares is higher, it is because of realized losses. If realized losses occur upon the sale of Fund shares, the capital loss is recorded as a tax benefit, which increases the return.

                + Lehman Brothers High-Yield Bond Index is composed of
                  fixed-rate, publicly issued, noninvestment grade debt.

                                                Janus Income Funds prospectus  7

               JANUS SHORT-TERM BOND FUND

               Annual returns for calendar years ended 12/31



                       6.18%           0.35%    7.95%    6.19%    6.61%    6.77%    2.91%    7.74%    6.85%
                       1993            1994     1995     1996     1997     1998     1999     2000     2001



               Best Quarter: 4th-1996  3.25%          Worst Quarter: 1st-1994  (0.61%)

                         Average annual total return for periods ending 12/31/01
                          ------------------------------------------------------

                                                                                   Since Inception
                                                                1 year   5 years      (9/1/92)
               Janus Short-Term Bond Fund
               Return Before Taxes                             6.85%     6.17%         5.54%
               Return After Taxes on Distributions             4.96%     3.86%         3.24%
               Return After Taxes on Distributions and Sale
                 of Fund Shares*                               4.14%     3.77%         3.26%
               Lehman Brothers Gov't/Credit 1-3 Year Index+    8.78%     6.71%         6.07%
               (reflects no deduction for expenses or taxes)
                                                               ------------------------------

               * When the return after taxes on distributions and sale of Fund shares is higher, it is because of realized losses. If realized losses occur upon the sale of Fund shares, the capital loss is recorded as a tax benefit, which increases the return.

               + Lehman Brothers Gov't/Credit 1-3 Year Index is composed of all bonds of investment grade with a maturity between one and three years.

               After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding tables. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or IRA.

               Call Janus XpressLine(TM) at 1-888-979-7737 to obtain the Funds' current yields.

               The Fixed-Income Funds' past performance (before and after taxes) does not necessarily indicate how they will perform in the future.

 8 Janus Income Funds prospectus

MONEY MARKET FUNDS

               The Money Market Funds are designed for investors who seek current income.

1. WHAT ARE THE INVESTMENT OBJECTIVES OF THE MONEY MARKET FUNDS?

--------------------------------------------------------------------------------

               - JANUS MONEY MARKET FUND AND JANUS GOVERNMENT MONEY MARKET FUND
                 seek maximum current income to the extent consistent with stability of capital.

               - JANUS TAX-EXEMPT MONEY MARKET FUND seeks maximum current income that is exempt from federal income taxes to the extent consistent with stability of capital.

               The Funds' Trustees may change these objectives or the Funds' principal investment policies without a shareholder vote. The Funds will notify you at least 60 days before making any material changes to their objectives or principal investment policies. If there is a material change in a Fund's objective or policies, you should consider whether that Fund remains an appropriate investment for you. There is no guarantee that any Fund will meet its objective.

2. WHAT ARE THE MAIN INVESTMENT STRATEGIES OF THE MONEY MARKET FUNDS?

               The Money Market Funds will invest only in high-quality, short-term money market instruments that present minimal credit risks, as determined by Janus Capital.

               JANUS MONEY MARKET FUND invests primarily in high quality debt obligations and obligations of financial institutions. Debt obligations may include commercial paper, notes and bonds, and variable amount master demand notes. Obligations of financial institutions include certificates of deposit and time deposits.

               JANUS TAX-EXEMPT MONEY MARKET FUND invests primarily in short-term municipal securities whose interest is exempt from federal income taxes. As a fundamental policy, the Fund will invest,

                                                Janus Income Funds prospectus  9
               under normal circumstances, at least 80% of its net assets in short-term municipal securities whose interest is exempt from federal income taxes, including the federal alternative minimum tax. For purposes of this policy, net assets will take into account borrowings for investment purposes. The Fund may invest up to 20% of its net assets in taxable securities and may invest without limit in cash and cash equivalents that may be federally taxable to the extent the portfolio manager cannot locate investment opportunities with desirable risk/reward characteristics.

               JANUS GOVERNMENT MONEY MARKET FUND invests exclusively in obligations issued and/or guaranteed as to principal and interest by the United States government or by its agencies and instrumentalities and repurchase agreements secured by such obligations.

3. WHAT ARE THE MAIN RISKS OF INVESTING IN THE MONEY MARKET FUNDS?

               The Funds' yields will vary as the short-term securities in their portfolios mature and the proceeds are reinvested in securities with different interest rates. Over time, the real value of a Fund's yield may be eroded by inflation. Although the Money Market Funds invest only in high-quality, short-term money market instruments, there is a risk that the value of the securities they hold will fall as a result of changes in interest rates, an issuer's actual or perceived creditworthiness or an issuer's ability to meet its obligations.

               Economic, business, or political developments or changes affecting tax-exempt securities may affect Janus Tax-Exempt Money Market Fund's holdings similarly. This could result in increased variability of performance. In addition, income from the Fund's investments may be taxable by your state or local government.

               An investment in the Money Market Funds is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Money Market Funds seek to preserve the value of your

 10 Janus Income Funds prospectus
               investment at $1.00 per share, it is possible to lose money by investing in the Funds.

               The following information provides some indication of the risks of investing in the Money Market Funds by showing how the performance of the Investor Shares Class of each Money Market Fund has varied over time. The bar charts depict the change in performance from year to year during the period indicated.

               JANUS MONEY MARKET FUND - INVESTOR SHARES

               Annual returns for calendar years ended 12/31



                       5.06%           5.25%     5.20%     4.77%     6.05%     3.78%
                       1996            1997      1998      1999      2000      2001



               Best Quarter: 4th-2000  1.56%  Worst Quarter: 4th-2001  0.54%

               JANUS TAX-EXEMPT MONEY MARKET FUND - INVESTOR SHARES

               Annual returns for calendar years ended 12/31



                       3.18%           3.22%     3.20%     2.89%     3.64%     2.42%
                       1996            1997      1998      1999      2000      2001



               Best Quarter: 2nd-2000  0.96%  Worst Quarter: 4th-2001  0.39%

                                               Janus Income Funds prospectus  11

               JANUS GOVERNMENT MONEY MARKET FUND - INVESTOR SHARES

               Annual returns for calendar years ended 12/31



                       4.97%           5.11%     5.06%     4.66%     5.94%     3.73%
                       1996            1997      1998      1999      2000      2001



               Best Quarter: 4th-2000  1.54%  Worst Quarter: 4th-2001  0.53%

               The 7-day yield on December 31, 2001 was 1.81% for Janus Money Market Fund - Investor Shares; 1.31% for Janus Tax-Exempt Money Market Fund - Investor Shares; and 1.75% for Janus Government Money Market Fund - Investor Shares, respectively. For the Funds' current yields, call Janus XpressLine(TM) at 1-888-979-7737.

               The Money Market Funds' past performance does not necessarily indicate how they will perform in the future.

 12 Janus Income Funds prospectus

FEES AND EXPENSES

               SHAREHOLDER FEES, such as sales loads, redemption fees or exchange fees, are charged directly to an investor's account. The Janus funds are no-load investments, so you will generally not pay any shareholder fees when you buy or sell shares of the Funds. However, if you sell shares of Janus High-Yield Fund that you have held for 90 days or less you may pay a redemption fee.

               SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT)

               Sales Charges                         None
               Redemption Fee on shares of Janus
                 High-Yield Fund held 90 days or
                 less (as a % of amount redeemed)*   1.00%

               * The redemption fee may be waived in certain circumstances, as described in the Shareholder's Manual.

               ANNUAL FUND OPERATING EXPENSES are paid out of a Fund's assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting and other services. You do not pay these fees directly but, as the example on the next page shows, these costs are borne indirectly by all shareholders.

                                               Janus Income Funds prospectus  13

This table describes the fees and expenses that you may pay if you buy and hold shares of the Funds. It is based upon gross expenses (without the effect of expense offset arrangements) for the fiscal year ended October 31, 2001.

                                   Janus            Janus Federal          Janus         Janus Short-Term
                            Flexible Income Fund   Tax-Exempt Fund    High-Yield Fund        Bond Fund
   Management Fee                  0.58%                 0.60%              0.73%               0.64%
   Other Expenses                  0.21%                 0.45%              0.30%               0.34%
   Total Annual Fund
     Operating Expenses
     Without Waivers*              0.79%                 1.05%              1.03%               0.98%
   Total Waivers                   0.00%                 0.37%              0.00%               0.32%
   Total Annual Fund
     Operating Expenses
     With Waivers*                 0.79%                 0.68%              1.03%               0.66%

--------------------------------------------------------------------------------

                                             Janus Money     Janus Tax-Exempt    Janus Government
   Investor Shares                           Market Fund     Money Market Fund   Money Market Fund
   Management Fee                                0.20%              0.20%               0.20%
   Other Expenses                                0.50%              0.51%               0.50%
   Total Annual Fund Operating Expenses
     Without Reductions*                         0.70%              0.71%               0.70%
   Total Reductions                              0.10%              0.10%               0.10%
   Total Annual Fund Operating Expenses
     With Reductions*                            0.60%              0.61%               0.60%

--------------------------------------------------------------------------------
  * All expenses are stated both with and without contractual waivers or reductions by Janus Capital. Waivers for the Fixed-Income Funds are
    first applied against the Management Fee and then against Other
    Expenses. Janus Capital has agreed to continue such waivers and reductions until at least the next annual renewal of the advisory agreements.
--------------------------------------------------------------------------------

  EXAMPLE:
  THE FOLLOWING EXAMPLE IS BASED ON FUND EXPENSES WITHOUT WAIVERS OR
  REDUCTIONS.
  This example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in each of the Funds for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Funds' operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                1 Year    3 Years    5 Years    10 Years
                                                ----------------------------------------
   Janus Flexible Income Fund                    $ 81      $252       $439       $  978
   Janus Federal Tax-Exempt Fund                 $107      $334       $579       $1,283
   Janus High-Yield Fund                         $105      $328       $569       $1,259
   Janus Short-Term Bond Fund                    $100      $312       $542       $1,201
   Janus Money Market Fund - Investor Shares     $ 72      $224       $390       $  871
   Janus Tax-Exempt Money Market Fund -
     Investor Shares                             $ 73      $227       $395       $  883
   Janus Government Money Market Fund -
     Investor Shares                             $ 72      $224       $390       $  871

 14 Janus Income Funds prospectus

INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT
STRATEGIES AND RISKS
--------------------------------------------------------------------------------

FIXED-INCOME FUNDS

This section takes a closer look at the investment objectives of each of the Fixed-Income Funds, their principal investment strategies and certain risks of investing in the Fixed-Income Funds. Strategies and policies that are noted as "fundamental" cannot be changed without a shareholder vote.

Please carefully review the "Risks" section of this Prospectus for a discussion of risks associated with certain investment techniques. We've also included a Glossary with descriptions of investment terms used throughout this Prospectus.

INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES

               In addition to considering economic factors such as the effect of interest rates on a Fund's investments, the portfolio managers apply a "bottom up" approach in choosing investments. This means that the Funds' portfolio managers look at income-producing securities one at a time to determine if an income-producing security is an attractive investment opportunity and consistent with a Fund's investment policies. If a portfolio manager is unable to find such investments, much of a Fund's assets may be in cash or similar investments.

               JANUS FLEXIBLE INCOME FUND
               Janus Flexible Income Fund seeks to obtain maximum total return, consistent with preservation of capital. It pursues its objective by primarily investing in a wide variety of income-producing securities such as corporate bonds and notes, government securities and preferred stock. As a fundamental policy, the Fund will invest at least 80% of its assets in income-producing securities. The Fund may own an unlimited amount of high-yield/high-risk bonds. This Fund generates total return from a combination of current income and capital appreciation, but income is usually the dominant portion.

                                               Janus Income Funds prospectus  15

               JANUS FEDERAL TAX-EXEMPT FUND
               Janus Federal Tax-Exempt Fund seeks as high a level of current income exempt from federal income tax as is consistent with preservation of capital. It pursues its objective by investing primarily in municipal obligations of any maturity whose interest is exempt from federal income tax. As a fundamental policy, the Fund will normally invest at least 80% of its assets in securities whose interest is exempt from federal income tax, including the federal alternative minimum tax. The Fund may invest up to 35% of its assets in high-yield/high-risk bonds.

               JANUS HIGH-YIELD FUND
               Janus High-Yield Fund seeks to obtain high current income. Capital appreciation is a secondary objective when consistent with its primary objective. It pursues its objectives by investing, under normal circumstances, at least 80% of its net assets in high-yield/high-risk bonds and convertible and preferred securities rated below investment grade. The Fund may at times invest all of its assets in such securities.

               JANUS SHORT-TERM BOND FUND
               Janus Short-Term Bond Fund seeks as high a level of current income as is consistent with preservation of capital. It invests, under normal circumstances, at least 80% of its net assets in short- and intermediate term securities such as corporate bonds or notes or U.S. Treasury bonds. The Fund may invest up to 35% of its net assets in high-yield/high risk bonds. The Fund expects to maintain an average weighted effective maturity of three years or less under normal circumstances.

               "Effective" maturity differs from actual maturity, which may be longer. In calculating the "effective" maturity the portfolio manager will estimate the effect of expected principal payments and call provisions on securities held in the portfolio. This gives the portfolio manager some additional flexibility in the securities he purchases, but all else being equal, could result in more volatility than if the Fund calculated an actual maturity target.

 16 Janus Income Funds prospectus

The following questions and answers are designed to help you better understand the Fixed-Income Funds' principal investment strategies.

1. HOW DO INTEREST RATES AFFECT THE VALUE OF MY INVESTMENT?

               Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. Longer-term securities are generally more sensitive to interest rate changes than shorter-term securities, but they generally offer higher yields to compensate investors for the associated risks. High-yield bond prices are generally less directly responsive to interest rate changes than investment grade issues and may not always follow this pattern.

2. HOW DO THE FIXED-INCOME FUNDS MANAGE INTEREST RATE RISK?

               A portfolio manager may vary the average-weighted effective maturity of a portfolio to reflect his or her analysis of interest rate trends and other factors. A Fund's average-weighted effective maturity will tend to be shorter when its portfolio manager expects interest rates to rise and longer when its portfolio manager expects interest rates to fall. The Funds may also use futures, options and other derivatives to manage interest rate risk.

3. WHAT IS MEANT BY A FUND'S "AVERAGE-WEIGHTED EFFECTIVE MATURITY"?

               The stated maturity of a bond is the date when the issuer must repay the bond's entire principal value to an investor. Some types of bonds may also have an "effective maturity" that is shorter than the stated date due to prepayment or call provisions. Securities without prepayment or call provisions generally have an effective maturity equal to their stated maturity. Average-weighted effective maturity is calculated by averaging the effective maturity of bonds held by a Fund with each effective maturity "weighted" according to the percentage of net assets that it represents.

4. WHAT IS MEANT BY A FUND'S "DURATION"?

               A bond's duration indicates the time it will take an investor to recoup his investment. Unlike average maturity, duration reflects both principal and interest payments. Generally, the higher the

                                               Janus Income Funds prospectus  17
               coupon rate on a bond, the lower its duration will be. The duration of a bond fund is calculated by averaging the duration of bonds held by a Fund with each duration "weighted" according to the percentage of net assets that it represents. Because duration accounts for interest payments, a Fund's duration is usually shorter than its average maturity.

5. WHAT IS A HIGH-YIELD/HIGH-RISK BOND?

               A high-yield/high-risk bond (also called a "junk" bond) is a bond rated below investment grade by major rating agencies (i.e., BB or lower by Standard & Poor's or Ba or lower by Moody's) or an unrated bond of similar quality. It presents greater risk of default (the failure to make timely interest and principal payments) than higher quality bonds.

GENERAL PORTFOLIO POLICIES

               Unless otherwise stated, each of the following policies applies to all of the Fixed-Income Funds. The percentage limitations included in these policies and elsewhere in this Prospectus apply at the time of purchase of a security. So, for example, if a Fund exceeds a limit as a result of market fluctuations or the sale of other securities, it will not be required to dispose of any securities.

               CASH POSITION
               When a Fixed-Income Fund's portfolio manager believes that market conditions are unfavorable for profitable investing, or when he or she is otherwise unable to locate attractive investment opportunities, the Fund's cash or similar investments may increase. In other words, the Fixed-Income Funds do not always stay fully invested in bonds. Cash or similar investments generally are a residual - they represent the assets that remain after a portfolio manager has committed available assets to desirable investment opportunities. However, a portfolio manager may also temporarily increase a Fund's cash position to, for example, protect its assets, maintain liquidity or meet unusually large redemptions. A Fund's cash position may also increase temporarily

 18 Janus Income Funds prospectus
               due to unusually large cash inflows. Partly because the portfolio managers act independently of each other, the cash positions of the Fixed-Income Funds may vary significantly. When a Fixed-Income Fund's investments in cash or similar investments increase, it may not participate in market advances or declines to the same extent that it would if the Fund remained more fully invested in bonds and other fixed-income securities.

               OTHER TYPES OF INVESTMENTS
               The Fixed-Income Funds invest primarily in fixed-income securities, which may include corporate bonds and notes, government securities, preferred stock, high-yield/high-risk bonds and municipal obligations. To a lesser degree, the Funds may also invest in other types of domestic and foreign securities and use other investment strategies, which are described in the Glossary. These may include:

               - common stocks

               - mortgage- and asset-backed securities (without limit for Janus
                 Flexible Income Fund and Janus High-Yield Fund and up to 25% of Janus Federal Tax-Exempt Fund's and Janus Short-Term Bond Fund's assets)

               - zero coupon, pay-in-kind and step coupon securities (without limit for Janus Flexible Income Fund and Janus High-Yield Fund; and up to 10% of assets for Janus Federal Tax-Exempt Fund and Janus Short-Term Bond Fund)

               - options, futures, forwards, swaps and other types of
                 derivatives for hedging purposes or for non-hedging purposes such as seeking to enhance return

               - securities purchased on a when-issued, delayed delivery or forward commitment basis

               ILLIQUID INVESTMENTS
               Each Fund may invest up to 15% of its net assets in illiquid investments. An illiquid investment is a security or other position

                                               Janus Income Funds prospectus  19
               that cannot be disposed of quickly in the normal course of business. For example, some securities are not registered under U.S. securities laws and cannot be sold to the U.S. public because of SEC regulations (these are known as "restricted securities"). Under procedures adopted by the Funds' Trustees, certain restricted securities may be deemed liquid, and will not be counted toward this 15% limit.

               FOREIGN SECURITIES
               Within the parameters of its specific investment policies, each Fund may invest without limit in foreign equity and debt securities. The Funds may invest directly in foreign securities denominated in a foreign currency and not publicly traded in the United States. Other ways of investing in foreign securities include depositary receipts or shares and passive foreign investment companies.

               SPECIAL SITUATIONS
               Each Fund may invest in special situations. A special situation arises when, in the opinion of a Fund's portfolio manager, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to that issuer. Special situations may include significant changes in a company's allocation of its existing capital, a restructuring of assets or a redirection of free cash flow. Developments creating a special situation might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. A Fund's performance could suffer if the anticipated development in a "special situation" investment does not occur or does not attract the expected attention.

               PORTFOLIO TURNOVER
               The Funds generally intend to purchase securities for long-term investment, although, to the extent permitted by its specific investment policies, each Fund may purchase securities in

 20 Janus Income Funds prospectus
               anticipation of relatively short-term price gains. Short-term transactions may also result from liquidity needs, securities having reached a price or yield objective, changes in interest rates or the credit standing of an issuer, or by reason of economic or other developments not foreseen at the time of the investment decision. A Fund may also sell one security and simultaneously purchase the same or a comparable security to take advantage of short-term differentials in bond yields or securities prices. Portfolio turnover is affected by market conditions, changes in the size of a Fund, the nature of the Fund's investments and the investment style of the portfolio manager. Changes are made in a Fund's portfolio whenever its portfolio manager believes such changes are desirable. Portfolio turnover rates are generally not a factor in making buy and sell decisions.

               Janus High-Yield Fund and Janus Flexible Income Fund have historically had relatively high portfolio turnover due to the nature of the securities in which these Funds invest. Increased portfolio turnover may result in higher costs for brokerage commissions, dealer mark-ups and other transaction costs and may also result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in a Fund's performance. The Financial Highlights section of this Prospectus shows the Funds' historical turnover rates.

                                               Janus Income Funds prospectus  21

RISKS

               Because the Funds invest substantially all of their assets in fixed-income securities, they are subject to risks such as credit or default risks, and decreased value due to interest rate increases. A Fund's performance may also be affected by risks to certain types of investments, such as foreign securities and derivative instruments.

The following questions and answers are designed to help you better understand some of the risks of investing in the Fixed-Income Funds.

1. HOW DO THE FIXED-INCOME FUNDS DIFFER FROM EACH OTHER IN TERMS OF PRIMARY INVESTMENT TYPE, CREDIT RISK AND INTEREST RATE RISK?

               The chart below shows that the Fixed-Income Funds differ substantially in terms of the type, credit quality and interest rate risk of the securities in which they invest. You should consider these factors before you determine whether a Fund is a suitable investment.

                                                     Primary           Credit        Interest
                                                 Investment Type        Risk         Rate Risk
------------------------------------------------------------------------------------------------
 Janus Flexible Income Fund                   Corporate Bonds         High          High
 Janus Federal Tax-Exempt Fund                Municipal Securities    Low           High
 Janus High-Yield Fund                        Corporate Bonds         Highest       Moderate
 Janus Short-Term Bond Fund                   Corporate Bonds         Moderate      Low

2. WHAT IS MEANT BY "CREDIT QUALITY" AND WHAT ARE THE RISKS ASSOCIATED WITH IT?

               Credit quality measures the likelihood that the issuer will meet its obligations on a bond. One of the fundamental risks associated with all fixed-income funds is credit risk, which is the risk that an issuer will be unable to make principal and interest payments when due. U.S. government securities are generally considered to be the safest type of investment in terms of credit risk. Municipal obligations generally rank between U.S. government securities and corporate debt securities in terms of credit safety. Corporate debt securities, particularly those rated below investment grade, present the highest credit risk.

 22 Janus Income Funds prospectus

3. HOW IS CREDIT QUALITY MEASURED?

               Ratings published by nationally recognized statistical rating agencies such as Standard & Poor's and Moody's are widely accepted measures of credit risk. The lower a bond issue is rated by an agency, the more credit risk it is considered to represent. Lower rated bonds generally pay higher yields to compensate investors for the associated risk. Please refer to the "Explanation of Rating Categories" section of this Prospectus for a description of rating categories.

4. ARE THERE SPECIAL RISKS ASSOCIATED WITH INVESTMENTS IN HIGH-YIELD/HIGH-RISK BONDS?

               High-yield/high-risk bonds (or "junk" bonds) are bonds rated below investment grade by the primary rating agencies such as Standard & Poor's and Moody's. The value of lower quality bonds generally is more dependant on credit risk and default risk than investment grade bonds. Issuers of high-yield/high-risk bonds may not be as strong financially as those issuing bonds with higher credit ratings and are more vulnerable to real or perceived economic changes, political changes or adverse developments specific to the issuer. In addition, the junk bond market can experience sudden and sharp price swings.

               Because Janus Flexible Income Fund and Janus High-Yield Fund may invest a significant portion of their portfolios in high-yield/ high-risk bonds, investors should be willing to tolerate a corresponding increase in the risk of significant and sudden changes in NAV.

5. HOW DO THE FUNDS TRY TO REDUCE RISK?

               The Funds may use futures, options, swaps and other derivative instruments to "hedge" or protect their portfolios from adverse movements in securities prices and interest rates. The Funds may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The portfolio managers believe the use of these instruments will benefit the Funds. However, a Fund's performance could be worse

                                               Janus Income Funds prospectus  23
               than if the Fund had not used such instruments if a portfolio manager's judgment proves incorrect.

6. HOW COULD THE FUNDS' INVESTMENTS IN FOREIGN SECURITIES AFFECT THEIR PERFORMANCE?

               Within the parameters of its specific investment policies, each Fund may invest without limit in foreign securities either indirectly (e.g., depositary receipts) or directly in foreign markets. Investments in foreign securities, including those of foreign governments, may involve greater risks than investing in domestic securities, because a Fund's performance may depend on issues other than the performance of a particular company. These issues include:

               - CURRENCY RISK. As long as a Fund holds a foreign security, its value will be affected by the value of the local currency relative to the U.S. dollar. When a Fund sells a foreign denominated security, its value may be worth less in U.S. dollars even if the security increases in value in its home country. U.S. dollar denominated securities of foreign issuers may also be affected by currency risk.

               - POLITICAL AND ECONOMIC RISK. Foreign investments may be subject to heightened political and economic risks, particularly in emerging markets which may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners, different legal systems, and economies based on only a few industries. In some countries, there is the risk that the government may take over the assets or operations of a company or that the government may impose taxes or limits on the removal of a Fund's assets from that country.

               - REGULATORY RISK. There may be less government supervision of foreign markets. As a result, foreign issuers may not be subject to the uniform accounting, auditing and financial reporting standards and practices applicable to domestic issuers and there may be less publicly available information about foreign issuers.

 24 Janus Income Funds prospectus

               - MARKET RISK. Foreign securities markets, particularly those of emerging market countries, may be less liquid and more volatile than domestic markets. Certain markets may require payment for securities before delivery and delays may be encountered in settling securities transactions. In some foreign markets, there may not be protection against failure by other parties to complete transactions.

               - TRANSACTION COSTS. Costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions.

MONEY MARKET FUNDS

               This section takes a closer look at the investment objective of each of the Money Market Funds, their principal investment strategies and certain risks of investing in the Funds. Strategies and policies that are noted as "fundamental" cannot be changed without a shareholder vote.

               Money market funds are subject to certain specific SEC rule requirements. Among other things, the Funds are limited to investing in U.S. dollar-denominated instruments with a remaining maturity of 397 days or less (as calculated pursuant to Rule 2a-7 under the 1940 Act).

               Janus Capital has purchased money market insurance for Janus Money Market Fund and Janus Tax-Exempt Money Market Fund that may protect them in the event of, among other things, a decrease in the value of a portfolio security due to the default or bankruptcy of the issuer. This insurance covers all securities in which the Funds invest, other than certain securities issued, guaranteed, or backed by the U.S. government. Although Janus Money Market Fund-Investor Shares and Janus Tax-Exempt Money Market Fund-Investor Shares seek to preserve the value of your investment at $1.00 per share, the insurance policy does not guarantee that a Fund will maintain a value of $1.00 per share. The policy became effective on September 30, 2001 and will expire on September 30, 2002 unless renewed.

                                               Janus Income Funds prospectus  25

INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES AND RISKS

               JANUS MONEY MARKET FUND
               Janus Money Market Fund seeks maximum current income to the extent consistent with stability of capital. It pursues its objective by investing primarily in high quality debt obligations and obligations of financial institutions. Debt obligations may include commercial paper, notes and bonds, and variable amount master demand notes. Obligations of financial institutions include certificates of deposit and time deposits.

               JANUS TAX-EXEMPT MONEY MARKET FUND
               Janus Tax-Exempt Money Market Fund seeks maximum current income that is exempt from federal income taxes to the extent consistent with stability of capital. It pursues its objective by investing primarily in short-term municipal securities whose interest is exempt from federal income taxes. As a fundamental policy, the Fund will invest, under normal circumstances, at least 80% of its net assets in short-term municipal securities whose interest is exempt from federal income taxes, including the federal alternative minimum tax. The Fund may invest up to 20% of its net assets in taxable securities and may invest without limit in cash and cash equivalents to the extent the portfolio manager cannot locate investment opportunities with desirable risk/reward characteristics.

               JANUS GOVERNMENT MONEY MARKET FUND
               Janus Government Money Market Fund seeks maximum current income to the extent consistent with stability of capital. It pursues its objective by investing exclusively in obligations issued and/or guaranteed as to principal and interest by the United States government or by its agencies and instrumentalities and repurchase agreements secured by such obligations.

 26 Janus Income Funds prospectus

COMMON INVESTMENT POLICIES

               Each of the Money Market Funds will:

               - invest in high quality, short-term money market instruments that present minimal credit risks, as determined by Janus
                 Capital

               - invest only in U.S. dollar-denominated instruments that have a remaining maturity of 397 days or less (as calculated pursuant to Rule 2a-7 under the 1940 Act)

               - maintain a dollar-weighted average portfolio maturity of 90 days or less

TYPES OF INVESTMENTS

               JANUS MONEY MARKET FUND

               Janus Money Market Fund invests primarily in:

               - high quality debt obligations

               - obligations of financial institutions

               This Fund may also invest (to a lesser degree) in:

               - U.S. Government Securities (securities issued or guaranteed by the U.S. government, its agencies and instrumentalities)

               - municipal securities

               DEBT OBLIGATIONS

               The Fund may invest in U.S. dollar denominated debt obligations. Debt obligations include:

               - commercial paper

               - notes and bonds

               - variable amount master demand notes (the payment obligations on these instruments may be backed by securities, swap agreements or other assets, by a guarantee of a third party or solely by the unsecured promise of the issuer to make payments when due)

                                               Janus Income Funds prospectus  27

               - privately issued commercial paper or other securities that are restricted as to disposition under the federal securities laws

               OBLIGATIONS OF FINANCIAL INSTITUTIONS

               Examples of obligations of financial institutions include:

               - negotiable certificates of deposit, bankers' acceptances, time deposits and other obligations of U.S. banks (including savings and loan associations) having total assets in excess of one billion dollars and U.S. branches of foreign banks having total assets in excess of ten billion dollars

               - Eurodollar and Yankee bank obligations (Eurodollar bank
                 obligations are dollar-denominated certificates of deposit or time deposits issued outside the U.S. capital markets by foreign branches of U.S. banks and by foreign banks. Yankee bank obligations are dollar-denominated obligations issued in the U.S. capital markets by foreign banks.)

               - other U.S. dollar-denominated obligations of foreign banks having total assets in excess of ten billion dollars that Janus Capital believes are of an investment quality comparable to obligations of U.S. banks in which the Fund may invest

               Foreign, Eurodollar (and, to a limited extent, Yankee) bank obligations are subject to certain sovereign risks. One such risk is the possibility that a foreign government might prevent dollar-denominated funds from flowing across its borders. Other risks include: adverse political and economic developments in a foreign country; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes; and expropriation or nationalization of foreign issuers.

               JANUS TAX-EXEMPT MONEY MARKET FUND

               As a fundamental policy, Janus Tax-Exempt Money Market Fund will invest, under normal circumstances, at least 80% of its net assets in short-term municipal securities whose interest is exempt

 28 Janus Income Funds prospectus
               from federal income taxes, including the federal alternative minimum tax. However, the Fund reserves the right to invest:

               - up to 20% of its net assets in securities whose interest is federally taxable

               - without limit in cash and cash equivalents, including
                 obligations that may be federally taxable (when its portfolio manager is unable to locate investment opportunities with desirable risk/reward characteristics)

               MUNICIPAL SECURITIES

               Municipal securities include:

               - municipal notes

               - short-term municipal bonds

               - participation interests in municipal securities

               At times, the Fund may invest more than 25% of its total assets in tax-exempt securities that are related in such a way that an economic, business, or political development or change affecting one such security could similarly affect the other securities. Examples include securities whose issuers are located in the same state, or securities whose interest is derived from revenues of similar type projects. The Fund may also invest more than 25% of its assets in industrial development bonds or participation interests therein.

               Yields on municipal securities are dependent on a variety of factors, including general market conditions, the size of a particular offering, the maturity of the obligation and the rating of the issue. Municipal securities investments may lose money if the municipal securities issuer does not pay principal and interest when due. Bankruptcy, insolvency and other laws affecting the rights and remedies of creditors may affect the issuer's ability to pay.

                                               Janus Income Funds prospectus  29

               MUNICIPAL LEASES

               The Fund may invest in municipal leases or participation interests therein. The issuing municipality's credit will not necessarily back a lease obligation. Interest on lease obligations may become taxable if the lease is assigned. The Fund may incur losses if the issuer does not appropriate funds for the lease payment on an annual basis.

               TAXABLE INVESTMENTS
               As discussed above, although the Fund will attempt to invest substantially all of its assets in municipal securities whose interest is exempt from federal income tax, the Fund may under certain circumstances invest in certain securities whose interest is subject to such taxation, as described under Janus Money Market Fund's investments.

               JANUS GOVERNMENT MONEY MARKET FUND

               Janus Government Money Market Fund invests exclusively in:

               - U.S. Government Securities

               - repurchase agreements secured by U.S. Government Securities

COMMON INVESTMENT TECHNIQUES

               The following is a description of other investment techniques that the Money Market Funds may each use:

               PARTICIPATION INTERESTS
               A participation interest gives a Money Market Fund a proportionate, undivided interest in underlying debt securities and usually carries a demand feature.

               DEMAND FEATURES
               Demand features give the Money Market Funds the right to resell securities at specified periods prior to their maturity dates. Demand features may shorten the life of a variable or floating rate

 30 Janus Income Funds prospectus
               security, enhance the instrument's credit quality and provide a source of liquidity.

               Demand features are often issued by third party financial institutions, generally domestic and foreign banks. Accordingly, the credit quality and liquidity of the Money Market Funds' investments may be dependent in part on the credit quality of the banks supporting the Money Market Funds' investments. This will result in exposure to risks pertaining to the banking industry, including the foreign banking industry. Brokerage firms and insurance companies also provide certain liquidity and credit support. A substantial portion of the Janus Tax-Exempt Money Market Fund's portfolio in particular may consist of securities backed by banks and other financial institutions, and thus adverse changes in the credit quality of these institutions could cause losses to the Fund and affect its share price.

               VARIABLE AND FLOATING RATE SECURITIES
               The Money Market Funds may invest in securities which have variable or floating rates of interest. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to an interest rate index or market interest rate. Variable and floating rate securities are subject to changes in value based on changes in market interest rates or changes in the issuer's or guarantor's creditworthiness.

               MORTGAGE- AND ASSET-BACKED SECURITIES
               The Money Market Funds may purchase fixed or variable rate mortgage-backed securities issued by Ginnie Mae, Fannie Mae, Freddie Mac, or other governmental or government-related entity. Janus Money Market Fund and Janus Tax-Exempt Money Market Fund may purchase other mortgage- and asset-backed securities including securities backed by automobile loans, equipment leases or credit card receivables.

               Unlike traditional debt instruments, payments on these securities include both interest and a partial payment of principal. Prepayments of the principal of underlying loans may shorten the

                                               Janus Income Funds prospectus  31
               effective maturities of these securities and may result in a Fund having to reinvest proceeds at a lower interest rate.

               REPURCHASE AGREEMENTS
               Each Money Market Fund may enter into collateralized repurchase agreements. Repurchase agreements are transactions in which a Fund purchases securities and simultaneously commits to resell those securities to the seller at an agreed-upon price on an agreed-upon future date. The repurchase price reflects a market rate of interest and is collateralized by cash or securities.

               If the seller of the securities underlying a repurchase agreement fails to pay the agreed resale price on the agreed delivery date, a Money Market Fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so.

 32 Janus Income Funds prospectus

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                                               Janus Income Funds prospectus  33

--------------------------------------------------------------------------------

                               JANUS INCOME FUNDS

                              Shareholder's Manual

                                           This section will help you
                                           become familiar with the
                                           different types of accounts
                                           you can establish with Janus.
                                           It also explains in detail the
                                           wide array of services and
                                           features you can establish on
                                           your account, as well as
                                           account policies and fees that
                                           may apply to your account.
                                           Account policies (including
                                           fees), services and features
                                           may be modified or
                                           discontinued without
                                           shareholder approval or prior
                                           notice.

                                           [JANUS LOGO]

DOING BUSINESS WITH JANUS

ONLINE - www.janus.com - 24 HOURS A DAY, 7 DAYS A WEEK

ON janus.com* YOU CAN:

- Open individual, joint, UGMA/UTMA, Traditional and Roth IRA accounts, Simplified Employee Pension Plan IRA accounts and Coverdell Education Savings Accounts
- Review your account or complete portfolio
- Buy, sell and exchange Funds
- View your personalized performance
- Obtain Fund information and performance
- Update personal information
- Receive electronic daily, quarterly and year-end statements, semiannual and annual reports and prospectuses.

JANUS XpressLINE(TM)
1-888-979-7737

JANUS REPRESENTATIVES
1-800-525-3713

TDD
For the speech and hearing impaired.
1-800-525-0056

MAILING ADDRESS
Janus
P.O. Box 173375
Denver, CO 80217-3375

FOR OVERNIGHT MAIL
Janus
3773 Cherry Creek Drive North, Suite 101
Denver, CO 80209-3821

* Certain account or transaction types may be restricted from being processed through janus.com. If you would like more information about these restrictions, please contact a Janus Representative.

 36 Shareholder's manual

MINIMUM INVESTMENTS*+

               To open a new regular Fund account  $2,500
               To open a new UGMA/UTMA,
               Traditional or Roth IRA,
               Simplified Employee Pension Plan
               IRA account or Coverdell Education
               Savings Account                     $  500
               To add to any type of Fund account  $  100

               * These minimums apply to each individual Fund in which you invest. The Funds reserve the right to change the amount of these minimums from time to time or to waive them in whole or in part for certain types of Fund accounts.

               + Due to the proportionately higher costs of maintaining small accounts, Janus reserves the right to deduct a $10 minimum balance fee (or the value of the account if less than $10) from Fund accounts with values below the minimums described above or to close such Fund accounts.

TYPES OF ACCOUNT OWNERSHIP

               INDIVIDUAL OR JOINT OWNERSHIP
               Individual accounts are owned by one person. Joint accounts have two or more owners.

               CUSTODIAL ACCOUNTS (UGMA OR UTMA)
               An UGMA/UTMA is a custodial account managed for the benefit of a minor. To open an UGMA or UTMA, you must include the minor's Social Security number on the application.

               TRUST
               An established trust can open an account. The names of each trustee, the name of the trust and the date of the trust agreement must be included on the application.

               BUSINESS ACCOUNTS
               Corporations and partnerships may also open an account. The application must be signed by an authorized officer of the corporation or a general partner of the partnership.

                                                        Shareholder's manual  37

TAX-DEFERRED ACCOUNTS

               If you are eligible, you may set up one or more tax-deferred accounts. A tax-deferred account allows you to shelter your investment income and capital gains from current income taxes. A contribution to certain of these plans may also be tax deductible. The types of tax-deferred accounts that may be opened with Janus are described below. Investors should consult their tax adviser or legal counsel before selecting a tax-deferred account.

               INVESTING FOR YOUR RETIREMENT

               Please refer to janus.com for more complete information regarding the different types of IRAs. Distributions from these plans may be subject to income tax and to an additional tax if withdrawn prior to age 59 1/2 or used for a nonqualifying purpose.

               TRADITIONAL AND ROTH IRAS
               Both IRAs allow most individuals with earned income to contribute up to the lesser of $3,000 or 100% of compensation annually. In addition, IRA holders age 50 or older may contribute $500 a year more than these limits.

               SIMPLIFIED EMPLOYEE PENSION PLAN (SEP)
               This plan allows small business owners (including sole proprietors) to make tax-deductible contributions for themselves and any eligible employee(s). A SEP requires an IRA (a SEP-IRA) to be set up for each SEP participant.

               PROFIT SHARING OR MONEY PURCHASE PENSION PLAN
               These plans are open to corporations, partnerships and small business owners (including sole proprietors) to benefit their employees and themselves.

 38 Shareholder's manual

               SECTION 403(b)(7) PLAN
               Employees of educational organizations or other qualifying, tax-exempt organizations may be eligible to participate in a Section 403(b)(7) Plan.

               INVESTING FOR A CHILD

               COVERDELL EDUCATION SAVINGS ACCOUNT (FORMERLY EDUCATION IRA)
               This plan allows individuals, subject to certain income limitations, to contribute up to $2,000 annually on behalf of any child under the age of 18. Contributions are also allowed on behalf of children with special needs beyond age 18. Distributions are generally subject to income tax if not used for qualified education expenses.

               PLEASE REFER TO THE CHART ON THE FOLLOWING PAGES FOR INFORMATION ON OPENING AN ACCOUNT AND CONDUCTING BUSINESS WITH JANUS. WITH CERTAIN LIMITED EXCEPTIONS, THE FUNDS ARE AVAILABLE ONLY TO U.S. CITIZENS OR RESIDENTS. WHEN YOU BUY, EXCHANGE, OR SELL SHARES, YOUR REQUEST WILL BE PROCESSED AT THE NEXT NAV CALCULATED AFTER YOUR ORDER IS RECEIVED AND ACCEPTED.

                                                        Shareholder's manual  39

 TO OPEN AN ACCOUNT OR BUY SHARES

 ONLINE AT www.janus.com
 ------------------------------------------------------------------------------

 - You may open a new Fund account or you may buy shares in an existing Fund account. You may elect to have Janus automatically debit your designated bank account. Janus.com will provide real-time confirmation of your transaction.

 BY TELEPHONE
 ------------------------------------------------------------------------------

 - For an existing account, you may use Janus XpressLine(TM) to buy shares 24 hours a day, or you may call a Janus Representative during normal business hours. Janus will automatically debit your designated bank account.

 BY WIRE
 ------------------------------------------------------------------------------

 - You may also buy shares by wiring money from your bank account to your Fund account. Wiring instructions can be found online at janus.com or by calling a Janus Representative.

 BY MAIL/IN WRITING
 ------------------------------------------------------------------------------

 - To open your Fund account, complete and sign the appropriate application and make your check payable to Janus.

 - To buy additional shares, complete the remittance slip accompanying your confirmation statement. If you are making a purchase into a retirement account, please indicate whether the purchase is a rollover or a current or prior year contribution. Send your check and remittance slip or written instructions to the address listed on the slip.

 BY AUTOMATIC INVESTMENT
 ------------------------------------------------------------------------------

 - To buy additional shares through the Automatic Monthly Investment Program, you select the day each month that your money ($100 minimum) will be electronically transferred from your bank account to your Fund account. If no date or dollar amount is specified on your application, investments of $100 will be made on the 20th of each month. Your first automatic monthly investment may take up to two weeks to establish.

 - You may buy additional shares using Payroll Deduction if your employer can initiate this type of transaction. You may have all or a portion of your paycheck ($100 minimum) invested directly into your Fund account.

 40 Shareholder's manual

    TO EXCHANGE SHARES                           TO SELL SHARES

    ONLINE AT www.janus.com                      ONLINE AT www.janus.com
---------------------------------------        ---------------------------------------
    - Exchanges may be made online at            - Redemptions may be made online at
      janus.com.                                   janus.com.

    BY TELEPHONE                                 BY TELEPHONE
---------------------------------------        ---------------------------------------
    - All accounts are automatically             - All accounts are automatically
      eligible to exchange shares by               eligible to sell shares by tele-
      telephone. To exchange all or a              phone. To sell all or a portion of
      portion of your shares into any              your shares, call Janus
      other available Janus fund, call             XpressLine(TM) or a Janus
      Janus XpressLine(TM) or a Janus              Representative.
      Representative.
                                                 BY WIRE
                                               ---------------------------------------
                                                 - You can redeem shares by wire.
                                                   Wiring instructions can be found
                                                   online at janus.com or by calling a
                                                   Janus Representative.

    BY MAIL/IN WRITING                           BY MAIL/IN WRITING
---------------------------------------        ---------------------------------------
    - To request an exchange in writing,         - To request a redemption in writ-
      please follow the instructions in            ing, please follow the instructions
      the "Written Instructions" section           in the "Written Instructions" sec-
      of this manual.                              tion of this manual.

    BY SYSTEMATIC EXCHANGE                       BY SYSTEMATIC REDEMPTION
---------------------------------------        ---------------------------------------
    - You determine the amount of money          - This option allows you to sell
      you would like automatically                 shares worth a specific dollar
      exchanged from one Fund account to           amount from your account on a
      another on any day of the month.             regular basis.
      You may establish this program for
      as little as $100 per exchange.
---------------------------------------        ---------------------------------------
    Note: For more information, refer to         Note: Also refer to the "Payment of
          the "Exchange Policies" section              Redemption Proceeds" section of
          of this manual.                              this manual for more
                                                       information.

                                                        Shareholder's manual  41

PAYING FOR SHARES

               Please note the following when purchasing shares:

               - Cash, credit cards, third party checks, travelers cheques, credit card checks or money orders will not be accepted.

               - All purchases must be made in U.S. dollars and checks must be drawn on U.S. banks.

               - We may make additional attempts to debit your predesignated bank account for ACH purchases that initially fail. You are liable for any costs associated with these additional attempts. We will price your purchase at the net asset value next determined after we receive good funds.

               - Each Fund may refuse any purchase order, including exchange purchases, for any reason. For example, purchase orders may be refused if a Fund would be unable to invest the money effectively in accordance with its investment policies or would otherwise be adversely affected due to the size of the transaction, frequency of trading or other factors.

               - If all or a portion of a purchase is received for investment without a specific fund designation, for investment in one of our closed funds, or for investment in a fund that is not yet available for public sale, the undesignated amount or entire investment, as applicable, will be invested in the Janus Money Market Fund-Investor Shares ("Money Market Fund"). For investments without a specific fund designation and for investments in closed funds, unless you later direct Janus to
                 (1) buy shares of another Janus fund or (2) sell shares of the Money Market Fund and return the proceeds (including any dividends earned) to you, Janus will treat your inaction as approval of the purchase of the Money Market Fund. If you hold shares of a closed fund and submit an order directly to Janus for a new account in that closed fund, your order must clearly indicate that you are currently a shareholder of the closed fund, or your money will be invested in the Money Market Fund. If you submit an order to buy shares of a fund that is not yet available

 42 Shareholder's manual
                 for investment (during a subscription period), your investment will be held in the Money Market Fund until the new fund's commencement of operations. At that time, your investment (including any dividends) will be automatically exchanged from the Money Market Fund to the new fund. All orders for purchase, exchange, or sale will receive the NAV next calculated after your order is received and accepted by a Fund.

               - For Fund purchases by check, if your check does not clear for any reason, your purchase will be cancelled.

               - If your purchase is cancelled for any reason, you will be responsible for any losses or fees imposed by your bank and may be responsible for losses that may be incurred as a result of any decline in the value of the cancelled purchase.

EXCHANGE POLICIES

               Please note the following when exchanging shares:

               - An exchange represents the sale of shares from one Janus fund and the purchase of shares of another Janus fund, which may produce a taxable gain or loss in a non-retirement account.

               - New Janus fund accounts established by exchange must be opened with $2,500 or the total account value if the value of the Janus fund account you are exchanging from is less than $2,500.

               - UGMA/UTMA accounts, Traditional or Roth IRAs, Simplified
                 Employee Pension Plan IRA accounts and Coverdell Education Savings Accounts established by exchange must be opened with $500 or the total account value if the value of the Janus fund account you are exchanging from is less than $500.

               - Exchanges between existing Janus fund accounts must meet the
                 $100 subsequent investment requirement.

               - For Systematic Exchanges, if the balance in the Janus fund account you are exchanging from falls below the Systematic

                                                        Shareholder's manual  43

                 Exchange amount, all remaining shares will be exchanged and the program will be discontinued.

               - You may make four exchanges out of each Janus fund (exclusive of Systematic Exchanges) per calendar year. These limits do not apply to exchanges into or out of the Money Market Funds. These limits are designed to deter short-term trading. See our Excessive Trading Policy below for more information.

               - The Funds reserve the right to reject any exchange request and to modify or terminate the exchange privilege at any time.

               - An exchange from Janus High-Yield Fund of shares held 90 days or less may be subject to the Fund's 1.00% redemption fee. This fee is paid to the Fund rather than Janus Capital, and is designed to offset the brokerage commissions, market impact, and other costs associated with changes in the Fund's asset level and cash flow due to short-term trading. If you bought shares on different days, the shares you held the longest will be redeemed first for purposes of determining whether the redemption fee applies. The redemption fee does not apply to any shares purchased through: (1) certain qualified plans; (2) certain broker wrap fee programs; and (3) reinvested distributions (dividends and capital gains). Janus Capital reserves the right to waive the redemption fee in other circumstances at its discretion.

               - Exchanges between Janus fund accounts will be accepted only if the registrations are identical. If you are exchanging into a closed Janus fund, you may be required to demonstrate eligibility to purchase shares of that Janus fund.

               - If the shares you are exchanging are held in certificate form, you must return the certificate to Janus prior to making any exchanges. Shares are no longer available in certificate form.

EXCESSIVE TRADING POLICY

               Frequent trades in your account or accounts controlled by you can disrupt portfolio investment strategies and increase Fund

 44 Shareholder's manual
               expenses for all Fund shareholders. The Funds are not intended for market timing or excessive trading. To deter these activities, the Funds or their agents may temporarily or permanently suspend or terminate exchange privileges of any investor who makes more than four exchanges out of a Fund in a calendar year and bar future purchases into the Fund by such investor. In addition, the Funds or their agents also may reject any purchase orders (including exchange purchases) by any investor or group of investors indefinitely for any reason, including, in particular, purchase orders that they believe are attributable to market timers or are otherwise excessive or potentially disruptive to the Fund.

               Orders placed by investors in violation of the exchange limits or the excessive trading policies or by investors that the Fund believes are market timers may be revoked or cancelled by a Fund on the next business day after receipt of the order. For transactions placed directly with the Funds, the Funds may consider the trading history of accounts under common ownership or control for the purpose of enforcing these policies. Transactions placed through the same financial intermediary on an omnibus basis may be deemed part of a group for the purpose of this policy and may be rejected in whole or in part by a Fund.

PAYMENT OF REDEMPTION PROCEEDS

               - BY ELECTRONIC TRANSFER - All accounts are automatically
                 eligible for the electronic redemption option if bank information is provided. Your redemption proceeds can be electronically transferred to your predesignated bank account on the next bank business day after receipt of your redemption request (wire transfer) or the second bank business day after receipt of your redemption request (ACH transfer - not available on retirement accounts).

                 Wire transfers will be charged an $8 fee per wire and your bank may charge an additional fee to receive the wire.

               - BY CHECK - Redemption proceeds will be sent to the
                 shareholder(s) of record at the address of record within seven days

                                                        Shareholder's manual  45
                 after receipt of a valid redemption request. During the 10 days following an address change, requests for redemption checks to be sent to a new address require a signature guarantee.

               As discussed under "Exchange Policies," Janus High-Yield Fund will deduct a redemption fee of 1.00% from your redemption proceeds if you sell shares you have held 90 days or less. Your shares will be sold at the NAV next calculated after your order is received in proper form, minus the redemption fee, if applicable.

               SHARES MAY BE SOLD AT ANY TIME ON JANUS.COM, BY TELEPHONE OR IN WRITING. IF THE SHARES BEING SOLD WERE PURCHASED BY CHECK OR ACH TRANSFER, THE FUNDS CAN DELAY THE PAYMENT OF YOUR SALE PROCEEDS FOR UP TO 15 DAYS FROM THE DAY OF PURCHASE TO ALLOW THE PURCHASE TO CLEAR. Unless you provide alternate instructions, your proceeds will be invested in the Investor shares Class of Janus Money Market Fund during the 15 day hold period.

WRITTEN INSTRUCTIONS

               To sell or exchange all or part of your shares in writing, your request should be sent to one of the addresses listed under "Doing Business with Janus" and must include the following information:

               - the name of the Janus fund(s) being sold or exchanged

               - the account number(s)

               - the amount of money or number of shares being sold or exchanged

               - the name(s) on the account

               - the signature(s) of all registered account owners (see account application for signature requirements)

               - your daytime telephone number

SIGNATURE GUARANTEE

               A SIGNATURE GUARANTEE IS REQUIRED if any of the following is applicable:

 46 Shareholder's manual

               - You request a redemption by check that exceeds $100,000.

               - You would like a check made payable to anyone other than the shareholder(s) of record.

               - You would like a check mailed to an address which has been changed within 10 days of the redemption request.

               - You would like a check mailed to an address other than the address of record.

               THE FUNDS RESERVE THE RIGHT TO REQUIRE A SIGNATURE GUARANTEE UNDER OTHER CIRCUMSTANCES OR TO REJECT OR DELAY A REDEMPTION ON CERTAIN LEGAL GROUNDS.

               HOW TO OBTAIN A SIGNATURE GUARANTEE

               A signature guarantee assures that a signature is genuine. The signature guarantee protects shareholders from unauthorized account transfers. The following financial institutions may guarantee signatures: banks, savings and loan associations, trust companies, credit unions, broker-dealers, and member firms of a national securities exchange. Call your financial institution to see if they have the ability to guarantee a signature. A signature guarantee cannot be provided by a notary public.

               If you live outside the United States, a foreign bank properly authorized to do business in your country of residence or a U.S. consulate may be able to authenticate your signature.

PRICING OF FUND SHARES

               All purchases, sales and exchanges will be processed at the NAV next calculated after your request is received and accepted by a Fund (or the Fund's agent), minus any applicable redemption fee taken from your redemption proceeds for transactions in Janus High-Yield Fund. A Fund's NAV is calculated at the close of the regular trading session of the NYSE (normally 4:00 p.m. New York time) each day that the NYSE is open ("business day") (and, in the case of the Money Market Funds, the Federal Reserve Banks are also open ("bank business day")) except that Janus Govern-

                                                        Shareholder's manual  47
               ment Money Market Fund's NAV is normally calculated at 5:00 p.m. (New York time) on such days. The NAV of Fixed-Income Fund shares and Money Market Fund shares are not determined on days the NYSE is closed. In addition, the NAV of Money Market Fund shares is not determined when the Federal Reserve Banks are closed. In order to receive a day's price, your order must be received by the close of the regular trading session of the NYSE. In order to receive same day dividends for the Money Market Funds, your purchase request must be received by 3:00 p.m. New York time for the Janus Money Market Fund, 5:00 p.m. New York time for the Janus Government Money Market Fund and 12:00 p.m. New York time for the Janus Tax-Exempt Money Market Fund (the daily yield for the Money Market Funds is calculated after these times). The Money Market Funds reserve the right to require purchase, redemption and exchange requests and payments prior to this time on days when the bond market or the NYSE close early.

               The Fixed-Income Funds' portfolio securities are valued at market value or, if a market quotation is not readily available, at their fair value determined in good faith under procedures established by and under the supervision of the Trustees. Short-term instruments maturing within 60 days are valued at amortized cost, which approximates market value.

               The Money Market Funds' portfolio securities are valued at their amortized cost. Amortized cost valuation involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity (or such other date as permitted by Rule 2a-7) of any discount or premium. If fluctuating interest rates cause the market value of a Fund's portfolio to deviate more than 1/2 of 1% from the value determined on the basis of amortized cost, the Trustees will consider whether any action, such as adjusting the Shares' NAV to reflect current market conditions, should be initiated to prevent any material dilutive effect on shareholders.

 48 Shareholder's manual

SHAREHOLDER SERVICES AND ACCOUNT POLICIES

               CHECK WRITING PRIVILEGE

               Check writing privileges are available for all three Money Market Funds. Checkbooks will be issued to shareholders who have completed a Signature Draft Card, which is sent in the new account welcome package or by calling a Janus Representative. (There is no check writing privilege for retirement accounts.) Your checkbook will be mailed approximately 10 days after the check writing privilege is requested. You may order checks any time on janus.com. Checks may be written for $250 or more per check. Purchases made by check or the Automatic Monthly Investment Program may not be redeemed by a redemption check until the 15-day hold period has passed. All checks written on the account must be signed by all account holders unless otherwise specified on the original application or the subsequent Signature Draft Card. The Funds reserve the right to terminate or modify the check writing privilege at any time.

               TRANSACTIONS THROUGH PROCESSING ORGANIZATIONS

               You may buy or sell Fund shares through a broker-dealer, bank or other financial institution, or an organization that provides recordkeeping and consulting services to 401(k) plans or other employee benefit plans (a "Processing Organization"). Processing Organizations may charge you a fee for this service and may require different minimum initial and subsequent investments than the Funds. Processing Organizations may also impose other charges or restrictions different from those applicable to shareholders who invest in the Funds directly. A Processing Organization, rather than its customers, may be the shareholder of record of your shares. The Funds are not responsible for the failure of any Processing Organization to carry out its obligations to its customers. Certain Processing Organizations may receive compensation from Janus Capital or its affiliates, and certain Processing Organizations may receive compensation from the Funds for shareholder recordkeeping and similar services.

                                                        Shareholder's manual  49

               TAXPAYER IDENTIFICATION NUMBER

               On the application or other appropriate forms, you will be asked to certify that your Social Security or taxpayer identification number is correct and that you are not subject to backup withholding for failing to report income to the IRS. If you are subject to backup withholding, or you did not certify your taxpayer identification number, the IRS requires the Funds to withhold a certain percentage (currently 30%) of any dividends paid and redemption or exchange proceeds. In addition to this backup withholding, you may be subject to a $50 fee to reimburse the Funds for any penalty that the IRS may impose.

               INVOLUNTARY REDEMPTIONS

               The Funds reserve the right to close an account if the shareholder is deemed to engage in activities which are illegal or otherwise believed to be detrimental to the Funds, such as market timing.

               ONLINE AND TELEPHONE TRANSACTIONS

               You may initiate many transactions through janus.com or by calling Janus XpressLine(TM). You may also contact a Janus Representative. All new accounts automatically receive online and telephone transaction privileges including redemption privileges. If you do not want to receive these privileges, please visit janus.com or call a Janus Representative. The Funds and their agents will not be responsible for any losses, costs or expenses resulting from unauthorized transactions when reasonable procedures designed to verify the identity of the online user or caller are followed.

               Occasionally, we experience high call volumes due to unusual market activity or other events that may make it difficult for you to reach a Janus Representative by telephone. If you are unable to reach a Representative by telephone, please consider visiting janus.com, calling Janus XpressLine(TM) or sending written instructions.

 50 Shareholder's manual

               DISTRIBUTIONS

               Generally, all income dividends and capital gains will automatically be reinvested in your Fund account. If you wish to change your distribution option, please visit janus.com, call a Janus Representative or send a written request signed by the shareholder(s) of record.

               If you receive Fund distributions from an open Fund account by check, and a distribution check sent to you at your address of record has been returned to Janus and you have failed to respond to follow up mailings from Janus, the distribution check will automatically be reinvested in your Fund account. Your distribution checks will also be reinvested in your Fund account if you do not cash them within six months of the date they were written. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

               TEMPORARY SUSPENSION OF SERVICES

               The Funds or their agents may, in case of emergency, temporarily suspend telephone transactions and other shareholder services.

               ADDRESS CHANGES

               To change the address on your account, visit janus.com, call a Janus Representative or send a written request signed by the shareholder(s) of record. Include the name of the Janus fund(s) you hold, the account number(s), the name(s) on the account and both the old and new addresses. Certain options may be suspended for 10 days following an address change unless a signature guarantee is provided.

               REGISTRATION CHANGES

               To change the name on an account, the shares are generally transferred to a new account. In some cases, legal documentation may be required. Please visit janus.com or call a Janus Representative for further instructions.

                                                        Shareholder's manual  51

               BANK ACCOUNT CHANGES

               To change your bank account of record or add new bank account information to your account, visit janus.com, call a Janus Representative or send a written request signed by the shareholder(s) of record. Please note that you may change or add bank information online at janus.com or over the telephone for purchases only. We cannot accept changes or additions to bank account redemption options online at janus.com or over the telephone. If the added bank account is a joint tenant/tenants in common account, at least one name on the bank account must match one name on the Fund account.

               STATEMENTS AND REPORTS

               We will send you quarterly confirmations of all transactions. You may elect on janus.com to discontinue delivery of your paper statements, and instead receive them online. In addition, on janus.com, the Funds will send you an immediate transaction confirmation statement after every non-systematic transaction. If you have not elected to receive online statements, your confirmation will be mailed within two days of the transaction. Dividend information will be confirmed quarterly.

               The Funds produce financial reports, which include a list of each of the Funds' portfolio holdings, semiannually and update their prospectus annually. You may elect to receive these reports and prospectus updates electronically on janus.com.

               Unless you instruct Janus otherwise by contacting a Janus Representative, the Funds will acknowledge this as your consent and will mail only one report or prospectus to your household, even if more than one person in your household has a Fund account. This process is known as "householding." Please visit janus.com or call a Janus Representative if you would like to receive additional reports or prospectuses. Individual copies will be sent within thirty (30) days after the Funds receive your instructions. The Funds reserve the right to charge a fee for additional account statement requests.

 52 Shareholder's manual

MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------
INVESTMENT ADVISER

               Janus Capital Corporation, 100 Fillmore Street, Denver, Colorado 80206-4928, is the investment adviser to each of the Funds and is responsible for the day-to-day management of their investment portfolios and other business affairs of the Funds.

               Janus Capital began serving as investment adviser to Janus Fund in 1970 and currently serves as investment adviser to all of the Janus funds, acts as sub-adviser for a number of private-label mutual funds and provides separate account advisory services for institutional accounts.

               Janus Capital furnishes continuous advice and recommendations concerning the Funds' investments. Janus Capital also furnishes certain administrative, compliance and accounting services for the Funds, and may be reimbursed by the Fixed-Income Funds for its costs in providing those services. In addition, Janus Capital employees serve as officers of the Trust and Janus Capital provides office space for the Funds and pays the salaries, fees and expenses of all Fund officers and those Trustees who are affiliated with Janus Capital. (Janus Capital provides these services to the Money Market Funds pursuant to an Administration Agreement as described in the SAI.)

MANAGEMENT EXPENSES

               Each Fund pays Janus Capital a management fee which is calculated daily and paid monthly. Each Funds' advisory agreement spells out the management fee and other expenses that the Funds must pay.

               Each Fund incurs expenses not assumed by Janus Capital, including transfer agent and custodian fees and expenses, legal and auditing fees, printing and mailing costs of sending reports and other information to existing shareholders, and independent Trustees' fees and expenses. For the most recent fiscal year, each Fund paid Janus Capital the following management fees (net of

                                               Janus Income Funds prospectus  53
               any fee waivers or reductions) based upon each Fund's average net assets:

                                                                        Management Fee
                                                                    (for Fiscal Year Ended
                                                                     October 31, 2001)(1)
                Janus Flexible Income Fund                                  0.58%
                Janus Federal Tax-Exempt Fund                               0.23%
                Janus High-Yield Fund                                       0.73%
                Janus Short-Term Bond Fund                                  0.32%
                Janus Money Market Fund                                     0.10%
                Janus Tax-Exempt Money Market Fund                          0.10%
                Janus Government Money Market Fund                          0.10%

               (1) For each Fund, Janus Capital has agreed to waive or reduce a portion of its management fee. Janus Capital has agreed to continue such waivers and reductions until at least the next annual renewal of the advisory agreements. You will be notified of any change in this limit.

               New investment advisory agreements approved at a special meeting of shareholders on January 31, 2002, that are the same in all material respects as the current advisory agreements, will be effective on or about March 28, 2002.

PORTFOLIO MANAGERS

SHARON S. PICHLER
--------------------------------------------------------------------------------
                   is Executive Vice President and Portfolio Manager of Janus Money Market Fund and Janus Tax-Exempt Money Market Fund, which she has managed since inception. Ms. Pichler is also Executive Vice President and Portfolio Manager of Janus Federal Tax-Exempt Fund, which she has managed since
                   January 2001. She is also Portfolio Manager of other Janus accounts. She has also served as Portfolio Manager of Janus Government Money Market Fund from inception to
                   February 1999. She holds a Bachelor of Arts degree in Economics from Michigan State University and a Master's degree in Business Administration from the University of Texas at San Antonio. Ms. Pichler has earned the right to use the Chartered Financial Analyst designation.

 54 Janus Income Funds prospectus

SANDY R. RUFENACHT
--------------------------------------------------------------------------------
                   is Executive Vice President and Portfolio Manager of Janus Short-Term Bond Fund and Janus High-Yield Fund. He has managed Janus Short-Term Bond Fund since January 1996 and has served as a Portfolio Manager or a Co-Manager of Janus High-Yield Fund since June 1996. He served as Executive
                   Vice President and a Co-Manager of Janus Flexible Income
                   Fund from June 1996 to February 1998. Mr. Rufenacht is also Portfolio Manager of other Janus accounts. He holds a Bachelor of Arts degree in Business from the University of Northern Colorado.

RONALD V. SPEAKER
--------------------------------------------------------------------------------
                   is Executive Vice President and Portfolio Manager of Janus Flexible Income Fund, which he has managed or co-managed since December 1991. He served as a Co-Manager of Janus High-Yield Fund from inception to February 1998 and as a Portfolio Manager of Janus Short-Term Bond Fund and Janus Federal Tax-Exempt Fund from their inception through December 1995. Mr. Speaker is also Portfolio Manager of other Janus accounts. He holds a Bachelor of Arts degree in Finance from the University of Colorado. Mr. Speaker has earned the right to use the Chartered Financial
                   Analyst designation.

                                               Janus Income Funds prospectus  55

J. ERIC THORDERSON
--------------------------------------------------------------------------------
                   is Executive Vice President and Portfolio Manager of Janus Government Money Market Fund, which he has managed since February 1999. Mr. Thorderson is also Portfolio Manager of other Janus accounts. He joined Janus Capital in May 1996 as a money market analyst. Prior to joining Janus Capital, he was a Portfolio Manager for USAA Investment Management Company from 1991 to 1996. Mr. Thorderson holds a Bachelor of Arts degree in Business Administration from Wayne State University and a Master's degree in Business
                   Administration from the University of Illinois. Mr. Thorderson has earned the right to use the Chartered Financial Analyst designation.

 56 Janus Income Funds prospectus

OTHER INFORMATION
--------------------------------------------------------------------------------

               CLASSES OF SHARES

               Each of the Money Market Funds currently offers three classes of shares. This Prospectus only describes the Investor Shares of the Money Market Funds which are available to the general public. Institutional Shares of the Money Market Funds are available only to institutional clients, including corporations, foundations and trusts, and individuals meeting certain initial investment requirements. A third class of shares, Service Shares of the Money Market Funds are available only to banks and other financial institutions that meet minimum investment requirements in connection with trust accounts, cash management programs and similar programs. If you would like additional information, please call 1-800-29JANUS.

               SIZE OF FUNDS

               The Funds may discontinue sales of their shares if management and the Trustees believe that continued sales may adversely affect a Fund's ability to achieve its investment objective. If sales of a Fund are discontinued, it is expected that existing shareholders of that Fund would be permitted to continue to purchase shares and to reinvest any dividends or capital gains distributions, absent highly unusual circumstances.

               DISTRIBUTION OF THE FUNDS

               The Funds are distributed by Janus Distributors, Inc., which is a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com or the Public Disclosure Hotline at 800-289-9999. An investor brochure containing information describing the Public Disclosure Program is available from NASD Regulation, Inc.

                                               Janus Income Funds prospectus  57

DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

DISTRIBUTIONS

               To avoid taxation of the Funds, the Internal Revenue Code requires each Fund to distribute net income and any net capital gains realized on its investments annually. A Fund's income from dividends and interest and any net realized short-term gains are paid to shareholders as ordinary income dividends. Net realized long-term gains are paid to shareholders as capital gains distributions.

FIXED-INCOME FUNDS

               Income dividends for the Fixed-Income Funds are declared daily, Saturdays, Sundays and holidays included, and are generally distributed as of the last business day of each month. If a month begins on a Saturday, Sunday or holiday, dividends for those days are distributed at the end of the preceding month. You will begin accruing income dividends the day after your purchase is processed by the Funds or their agent. If shares are redeemed, you will receive all dividends accrued through the day your redemption is processed by the Funds or their agent. Capital gains, if any, are declared and distributed in December.

               HOW DISTRIBUTIONS AFFECT A FUND'S NAV

               Distributions, other than daily income dividends, are paid to shareholders as of the record date of a distribution of a Fund, regardless of how long the shares have been held. Undistributed income and realized gains are included in each Fund's daily NAV. The share price of a Fund drops by the amount of the distribution, net of any subsequent market fluctuations. As an example, assume that on December 31, Janus Flexible Income Fund declared a dividend in the amount of $0.25 per share. If Janus Flexible Income Fund's share price was $10.00 on December 30, the Fund's share price on December 31 would be $9.75, barring market fluctuations. Shareholders should be aware that distributions from a taxable mutual fund are not value-enhancing and may create income tax obligations. Capital gains

 58 Janus Income Funds prospectus
               distributions, if any, from Janus Federal Tax-Exempt Fund will also be taxable.

               "BUYING A DIVIDEND"

               If you purchase shares of a Fund just before the distribution, you will pay the full price for the shares and receive a portion of the purchase price back as a taxable distribution. This is referred to as "buying a dividend." In the above example, if you bought shares on December 30, you would have paid $10.00 per share. On December 31, the Fund would pay you $0.25 per share as a dividend and your shares would now be worth $9.75 per share. Unless your account is set up as a tax-deferred account, dividends paid to you would be included in your gross income for tax purposes, even though you may not have participated in the increase in NAV of the Fund, whether or not you reinvested the dividends.

MONEY MARKET FUNDS

               For the Money Market Funds, dividends representing substantially all of the net investment income and any net realized gains on sales of securities are declared daily, Saturdays, Sundays and holidays included, and distributed on the last business day of each month. If a month begins on a Saturday, Sunday or holiday, dividends for those days are declared at the end of the preceding month and distributed on the first business day of the month.

               Shares of the Money Market Funds purchased by wire on a day on which the Funds calculate their net asset value and the Federal Reserve Banks are open ("bank business day") will receive that day's dividend if the purchase is effected prior to 3:00 p.m. (New York time) for Janus Money Market Fund, 5:00 p.m. for Janus Government Money Market Fund and 12:00 p.m. for Janus Tax-Exempt Money Market Fund. Otherwise, such Shares begin to accrue dividends on the following bank business day. Purchase orders accompanied by a check or other negotiable bank draft will be accepted and effected as of 4:00 p.m. (New York time) (5:00 p.m. for Janus Government Money Market Fund), on the

                                               Janus Income Funds prospectus  59
               business day of receipt and such Shares will begin to accrue dividends on the first bank business day following receipt of the order.

               Redemption orders effected on any particular day will generally receive dividends declared through the day of redemption. However, redemptions made by wire which are received prior to 3:00 p.m. (New York time) for the Janus Money Market Fund, 5:00 p.m. for Janus Government Money Market Fund and 12:00 p.m. for Janus Tax-Exempt Money Market Fund on a bank business day will result in Shares being redeemed that day. Proceeds of such a redemption will normally be sent to the predesignated account on that day, and that day's dividend will not be received. Requests for redemptions made by wire which are received after these times will be processed on that day and receive that day's dividend, but will not be wired until the following bank business day.

               The Funds reserve the right to require purchase and redemption requests and payments prior to these times on days when the bond market or NYSE close early.

DISTRIBUTION OPTIONS

               When you open an account, it will automatically provide for reinvestment of all distributions. You may change your distribution option at any time by logging onto janus.com, calling a Janus Representative or by writing the Funds at one of the addresses listed in the Shareholder's Manual section of this Prospectus. The Funds offer the following options:

               1. REINVESTMENT OPTION. You may reinvest your income dividends and capital gains distributions in additional shares.

               2. CASH OPTION. You may receive your income dividends and capital gains distributions in cash.

               3. REINVEST AND CASH OPTION (THE FIXED-INCOME FUNDS ONLY). You
                  may receive either your income dividends or capital gains

 60 Janus Income Funds prospectus
                  distributions in cash and reinvest the other in additional shares.

               4. REDIRECT OPTION. You may direct your dividends or capital gains distributions (dividends in the case of the Money Market Funds) to purchase shares of another Janus fund.

               The Funds reserve the right to reinvest into your account undeliverable and uncashed dividend and distribution checks that remain outstanding for six months in shares of the applicable Fund at the NAV next computed after the check is cancelled. Subsequent distributions may also be reinvested.

TAXES

               As with any investment, you should consider the tax consequences of investing in the Funds. Any time you sell or exchange shares of a Fund in a taxable account, it is considered a taxable event. Depending on the purchase price and the sale price, you may have a gain or loss on the transaction. Any tax liabilities generated by your transactions are your responsibility.

               The following discussion does not apply to tax-deferred accounts, nor is it a complete analysis of the federal tax implications of investing in the Funds. You should consult your own tax adviser if you have any questions. Additionally, state or local taxes may apply to your investment, depending upon the laws of your state of residence.

               TAXES ON DISTRIBUTIONS
               Janus Federal Tax-Exempt Fund and Janus Tax-Exempt Money Market Fund anticipate that substantially all their income dividends will be exempt from federal income tax, although either Fund may occasionally earn income on taxable investments and dividends attributable to that income would be taxable. These distributions may be subject to state and local income tax. In addition, interest from certain private activity bonds is a preference item for purposes of the alternative minimum tax, and to the extent a Fund earns such income, shareholders subject to the

                                               Janus Income Funds prospectus  61
               alternative minimum tax must include that income as a preference item. Distributions from capital gains, if any, are subject to federal tax. The Funds will advise shareholders of the percentage of dividends, if any, subject to any federal tax.

               Dividends and distributions for all of the other Funds are subject to federal income tax, regardless of whether the distribution is made in cash or reinvested in additional shares of a Fund. Distributions may be taxable at different rates depending on the length of time a Fund holds a security. In certain states, a portion of the dividends and distributions (depending on the sources of a Fund's income) may be exempt from state and local taxes. Information regarding the tax status of income dividends and capital gains distributions will be mailed to shareholders on or before January 31st of each year. Account tax information will also be sent to the IRS.

               TAXATION OF THE FUNDS
               Dividends, interest, and some capital gains received by the Funds on foreign securities may be subject to tax withholding or other foreign taxes. The Funds may from year to year make the election permitted under section 853 of the Internal Revenue Code to pass through such taxes to shareholders as a foreign tax credit. If such an election is not made, any foreign taxes paid or accrued will represent an expense to the Funds.

               The Funds do not expect to pay federal income or excise taxes because they intend to meet certain requirements of the Internal Revenue Code. It is important that the Funds meet these requirements so that any earnings on your investment will not be taxed twice.

 62 Janus Income Funds prospectus

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

               The financial highlights tables are intended to help you understand the Funds' financial performance for the past 5 years through October 31st of each fiscal year shown. Items 1 through "Net asset value, end of period" reflect financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in each of the Funds (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Funds' financial statements, is included in the Annual Report, which is available upon request and incorporated by reference into the SAI.

                                               Janus Income Funds prospectus  63

JANUS FLEXIBLE INCOME FUND
---------------------------------------------------------------------------------------------------
                                                                 Years ended October 31st
                                                        2001     2000       1999     1998     1997
  1. NET ASSET VALUE, BEGINNING OF PERIOD               $8.99    $9.35      $9.91   $10.00    $9.65
     INCOME FROM INVESTMENT OPERATIONS:
  2. Net investment income                               0.58     0.65       0.63     0.67     0.69
  3. Net gains or (losses) on securities
     (both realized and unrealized)                      0.50   (0.35)     (0.45)     0.12     0.37
  4. Total from investment operations                    1.08     0.30       0.18     0.79     1.06
     LESS DISTRIBUTIONS:
  5. Dividends (from net investment income)            (0.58)   (0.66)(1)  (0.63)   (0.67)   (0.69)
  6. Distributions (from capital gains)                    --       --         --   (0.21)   (0.02)
  7. Distributions (in excess of capital gains)            --       --     (0.11)       --       --
  8. Total distributions                               (0.58)   (0.66)     (0.74)   (0.88)   (0.71)
  9. NET ASSET VALUE, END OF PERIOD                     $9.49    $8.99      $9.35    $9.91   $10.00
 10. Total return                                      12.41%    3.31%      1.75%    8.14%   11.48%
 11. Net assets, end of period (in millions)           $1,326   $1,080     $1,279   $1,104     $727
 12. Average net assets for the period (in millions)   $1,147   $1,138     $1,266   $  893     $656
 13. Ratio of gross expenses to average net assets      0.79%    0.81%      0.82%    0.84%    0.87%
 14. Ratio of net expenses to average net assets        0.77%    0.79%      0.81%    0.82%    0.86%
 15. Ratio of net investment income to average net
     assets                                             6.33%    7.31%      6.54%    6.68%    7.10%
 16. Portfolio turnover rate                             284%     173%       119%     148%     207%
---------------------------------------------------------------------------------------------------

(1) Dividends (from net investment income) includes tax return of capital, less than $0.01 per share.

 64 Janus Income Funds prospectus

JANUS FEDERAL TAX-EXEMPT FUND
-----------------------------------------------------------------------------------------------------
                                                                    Years ended October 31st
                                                            2001     2000     1999     1998     1997
  1. NET ASSET VALUE, BEGINNING OF PERIOD                   $6.74    $6.66    $7.27    $7.09    $6.92
     INCOME FROM INVESTMENT OPERATIONS:
  2. Net investment income                                   0.31     0.34     0.34     0.34     0.35
  3. Net gains or (losses) on securities (both
     realized and unrealized)                                0.27     0.08   (0.61)     0.18     0.17
  4. Total from investment operations                        0.58     0.42   (0.27)     0.52     0.52
     LESS DISTRIBUTIONS:
  5. Dividends (from net investment income)                (0.31)   (0.34)   (0.34)   (0.34)   (0.35)
  6. Distributions (from capital gains)                        --       --       --       --       --
  7. Total distributions                                   (0.31)   (0.34)   (0.34)   (0.34)   (0.35)
  8. NET ASSET VALUE, END OF PERIOD                         $7.01    $6.74    $6.66    $7.27    $7.09
  9. Total return                                           8.80%    6.47%  (4.04%)    7.65%    7.72%
 10. Net assets, end of period (in millions)                 $129      $80      $96      $92      $62
 11. Average net assets for the period (in millions)         $105      $78     $102      $74      $54
 12. Ratio of gross expenses to average net assets(1)       0.68%    0.67%    0.66%    0.67%    0.66%
 13. Ratio of net expenses to average net assets            0.65%    0.65%    0.65%    0.65%    0.65%
 14. Ratio of net investment income to average net assets   4.50%    5.09%    4.79%    4.76%    5.00%
 15. Portfolio turnover rate                                  60%     115%      62%     227%     304%
-----------------------------------------------------------------------------------------------------

(1) The ratio was 1.05% in 2001, 1.02% in 2000, 1.01% in 1999, 0.99% in 1998 and
    1.11% in 1997 before waiver of certain fees incurred by the Fund.

                                               Janus Income Funds prospectus  65

JANUS HIGH-YIELD FUND
--------------------------------------------------------------------------------------------------------
                                                                      Years ended October 31st
                                                           2001       2000       1999     1998     1997
  1. NET ASSET VALUE, BEGINNING OF PERIOD                  $9.84     $10.03     $10.25   $11.83   $11.12
     INCOME FROM INVESTMENT OPERATIONS:
  2. Net investment income                                  0.78       0.86       0.89     0.90     0.97
  3. Net gains or (losses) on securities (both
     realized and unrealized)                             (0.56)     (0.19)     (0.22)   (1.02)     0.82
  4. Total from investment operations                       0.22       0.67       0.67   (0.12)     1.79
     LESS DISTRIBUTIONS:
  5. Dividends (from net investment income)               (0.78)(1)  (0.86)(1)  (0.89)   (0.90)   (0.97)
  6. Distributions (from capital gains)                       --         --         --   (0.56)   (0.11)
  7. Total distributions                                  (0.78)     (0.86)     (0.89)   (1.46)   (1.08)
  8. NET ASSET VALUE, END OF PERIOD                        $9.28      $9.84     $10.03   $10.25   $11.83
  9. Total return                                          2.23%      6.72%      6.34%  (1.45%)   16.94%
 10. Net assets, end of period (in millions)                $409       $300       $264     $268     $301
 11. Average net assets for the period (in millions)        $382       $286       $297     $381     $266
 12. Ratio of gross expenses to average net assets(2)      1.03%      1.03%      1.02%    0.99%    1.03%
 13. Ratio of net expenses to average net assets           0.99%      1.00%      1.00%    0.96%    1.00%
 14. Ratio of net investment income to average net
     assets                                                8.04%      8.43%      8.48%    7.85%    8.45%
 15. Portfolio turnover rate                                358%       295%       310%     336%     404%
--------------------------------------------------------------------------------------------------------

(1) Dividends (from net investment income) includes tax return of capital, less than $0.01 per share.
(2) The ratio was 1.05% in 2000, 1.05% in 1999 and 1.04% in 1997 before waiver of certain fees incurred by the Fund.

 66 Janus Income Funds prospectus

JANUS SHORT-TERM BOND FUND
-------------------------------------------------------------------------------------------------------
                                                                       Years ended October 31st
                                                               2001     2000     1999     1998    1997
  1. NET ASSET VALUE, BEGINNING OF PERIOD                      $2.86    $2.83    $2.91    $2.90   $2.86
     INCOME FROM INVESTMENT OPERATIONS:
  2. Net investment income                                      0.14     0.16     0.16     0.17    0.17
  3. Net gains or (losses) on securities (both
     realized and unrealized)                                   0.11     0.03   (0.08)     0.01    0.04
  4. Total from investment operations                           0.25     0.19     0.08     0.18    0.21
     LESS DISTRIBUTIONS:
  5. Dividends (from net investment income)                   (0.14)   (0.16)   (0.16)   (0.17)  (0.17)
  6. Distributions (from capital gains)                           --       --       --       --      --
  7. Total distributions                                      (0.14)   (0.16)   (0.16)   (0.17)  (0.17)
  8. NET ASSET VALUE, END OF PERIOD                            $2.97    $2.86    $2.83    $2.91   $2.90
  9. Total return                                              9.50%    6.65%    2.82%    6.49%   7.70%
 10. Net assets, end of period (in millions)                    $524     $140     $139     $141     $58
 11. Average net assets for the period (in millions)            $285     $129     $136      $90     $48
 12. Ratio of gross expenses to average net assets(1)          0.66%    0.66%    0.66%    0.67%   0.67%
 13. Ratio of net expenses to average net assets               0.65%    0.65%    0.65%    0.65%   0.65%
 14. Ratio of net investment income to average net assets      4.70%    5.74%    5.59%    5.91%   6.03%
 15. Portfolio turnover rate                                    201%     134%     101%     101%    133%
-------------------------------------------------------------------------------------------------------

(1) The ratio was 0.98% in 2001, 1.03% in 2000, 1.03% in 1999, 1.06% in 1998 and
    1.20% in 1997 before waiver of certain fees incurred by the Fund.

                                               Janus Income Funds prospectus  67

JANUS MONEY MARKET FUND - INVESTOR SHARES
-------------------------------------------------------------------------------------------------------
                                                                      Years ended October 31st
                                                              2001     2000     1999     1998     1997
  1. NET ASSET VALUE, BEGINNING OF PERIOD                     $1.00    $1.00    $1.00    $1.00    $1.00
     INCOME FROM INVESTMENT OPERATIONS:
  2. Net investment income                                     0.04     0.06     0.05     0.05     0.05
  3. Total from investment operations                          0.04     0.06     0.05     0.05     0.05
     LESS DIVIDENDS AND DISTRIBUTIONS:
  4. Dividends (from net investment income)                  (0.04)   (0.06)   (0.05)   (0.05)   (0.05)
  5. Total dividends and distributions                       (0.04)   (0.06)   (0.05)   (0.05)   (0.05)
  6. NET ASSET VALUE, END OF PERIOD                           $1.00    $1.00    $1.00    $1.00    $1.00
  7. Total return                                             4.52%    5.88%    4.69%    5.25%    5.23%
  8. Net assets, end of period (in millions)                 $3,614   $3,166   $2,309   $1,492   $1,033
  9. Average net assets for the period (in millions)         $3,630   $2,982   $1,809   $1,124     $883
 10. Ratio of expenses to average net assets(1)               0.60%    0.60%    0.60%    0.60%    0.60%
 11. Ratio of net investment income to average net assets     4.43%    5.77%    4.61%    5.13%    5.09%
-------------------------------------------------------------------------------------------------------

(1) The ratio was 0.70% before the reduction of certain fees and expenses excluding trustee fees and expenses, audit fees and interest expense incurred by the Fund.

 68 Janus Income Funds prospectus

JANUS TAX-EXEMPT MONEY MARKET FUND - INVESTOR SHARES
---------------------------------------------------------------------------------------------------
                                                                    Years ended October 31st
                                                              2001    2000    1999    1998    1997
  1. NET ASSET VALUE, BEGINNING OF PERIOD                     $1.00   $1.00   $1.00   $1.00   $1.00
     INCOME FROM INVESTMENT OPERATIONS:
  2. Net investment income                                     0.03    0.04    0.03    0.03    0.03
  3. Total from investment operations                          0.03    0.04    0.03    0.03    0.03
     LESS DIVIDENDS AND DISTRIBUTIONS:
  4. Dividends (from net investment income)                  (0.03)  (0.04)  (0.03)  (0.03)  (0.03)
  5. Total dividends and distributions                       (0.03)  (0.04)  (0.03)  (0.03)  (0.03)
  6. NET ASSET VALUE, END OF PERIOD                           $1.00   $1.00   $1.00   $1.00   $1.00
  7. Total return                                             2.84%   3.58%   2.83%   3.23%   3.20%
  8. Net assets, end of period (in millions)                   $206    $171    $147    $105     $81
  9. Average net assets for the period (in millions)           $191    $168    $123    $ 91     $76
 10. Ratio of expenses to average net assets(1)               0.61%   0.60%   0.60%   0.60%   0.60%
 11. Ratio of net investment income to average net assets     2.79%   3.53%   2.80%   3.16%   3.14%
---------------------------------------------------------------------------------------------------

(1) The ratio was 0.71% in 2001 and 0.70% in 1997 through 2000 before the reduction of certain fees and expenses excluding trustee fees and expenses, audit fees and interest expense incurred by the Fund.

                                               Janus Income Funds prospectus  69

JANUS GOVERNMENT MONEY MARKET FUND - INVESTOR SHARES
---------------------------------------------------------------------------------------------------
                                                                    Years ended October 31st
                                                              2001    2000    1999    1998    1997
  1. NET ASSET VALUE, BEGINNING OF PERIOD                     $1.00   $1.00   $1.00   $1.00   $1.00
     INCOME FROM INVESTMENT OPERATIONS:
  2. Net investment income                                     0.04    0.06    0.04    0.05    0.05
  3. Total from investment operations                          0.04    0.06    0.04    0.05    0.05
     LESS DIVIDENDS AND DISTRIBUTIONS:
  4. Dividends (from net investment income)                  (0.04)  (0.06)  (0.04)  (0.05)  (0.05)
  5. Distributions (from capital gains)                          --      --      --      --      --
  6. Total dividends and distributions                       (0.04)  (0.06)  (0.04)  (0.05)  (0.05)
  7. NET ASSET VALUE, END OF PERIOD                           $1.00   $1.00   $1.00   $1.00   $1.00
  8. Total return                                             4.47%   5.76%   4.56%   5.12%   5.11%
  9. Net assets, end of period (in millions)                   $471    $330    $361    $213    $132
 10. Average net assets for the period (in millions)           $403    $341    $231    $151    $113
 11. Ratio of expenses to average net assets(1)               0.60%   0.60%   0.60%   0.60%   0.60%
 12. Ratio of net investment income to average net assets     4.25%   5.61%   4.50%   5.01%   5.42%
---------------------------------------------------------------------------------------------------

(1) The ratio was 0.70% before the reduction of certain fees and expenses excluding trustee fees and expenses, audit fees and interest expense incurred by the Fund.

 70 Janus Income Funds prospectus

GLOSSARY OF INVESTMENT TERMS
--------------------------------------------------------------------------------

               This glossary provides a more detailed description of some of the types of securities, investment strategies and other instruments in which the Fixed-Income Funds may invest. The Fixed-Income Funds may invest in these instruments to the extent permitted by their investment objectives and policies. The Fixed-Income Funds are not limited by this discussion and may invest in any other types of instruments not precluded by the policies discussed elsewhere in this Prospectus.

I. EQUITY AND DEBT SECURITIES

               BONDS are debt securities issued by a company, municipality, government or government agency. The issuer of a bond is required to pay the holder the amount of the loan (or par value of the bond) at a specified maturity and to make scheduled interest payments.

               CERTIFICATES OF PARTICIPATION ("COPS") are certificates representing an interest in a pool of securities. Holders are entitled to a proportionate interest in the underlying securities. Municipal lease obligations are often sold in the form of COPs. See "Municipal lease obligations" below.

               COMMERCIAL PAPER is a short-term debt obligation with a maturity ranging from 1 to 270 days issued by banks, corporations and other borrowers to investors seeking to invest idle cash. The Funds may purchase commercial paper issued in private placements under Section 4(2) of the Securities Act of 1933.

               COMMON STOCKS are equity securities representing shares of ownership in a company and usually carry voting rights and earn dividends. Unlike preferred stock, dividends on common stock are not fixed but are declared at the discretion of the issuer's board of directors.

                                               Janus Income Funds prospectus  71

               CONVERTIBLE SECURITIES are preferred stocks or bonds that pay a fixed dividend or interest payment and are convertible into common stock at a specified price or conversion ratio.

               DEBT SECURITIES are securities representing money borrowed that must be repaid at a later date. Such securities have specific maturities and usually a specific rate of interest or an original purchase discount.

               DEPOSITARY RECEIPTS are receipts for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. Receipts include those issued by domestic banks (American Depositary Receipts), foreign banks (Global or European Depositary Receipts) and broker-dealers (depositary shares).

               EQUITY SECURITIES generally include domestic and foreign common stocks; preferred stocks; securities convertible into common stocks or preferred stocks; warrants to purchase common or preferred stocks; and other securities with equity characteristics.

               FIXED-INCOME SECURITIES are securities that pay a specified rate of return. The term generally includes short- and long-term government, corporate and municipal obligations that pay a specified rate of interest, dividends or coupons for a specified period of time. Coupon and dividend rates may be fixed for the life of the issue or, in the case of adjustable and floating rate securities, for a shorter period.

               HIGH-YIELD/HIGH-RISK BONDS are bonds that are rated below investment grade by the primary rating agencies (e.g., BB or lower by Standard & Poor's and Ba or lower by Moody's). Other terms commonly used to describe such securities include "lower rated bonds," "noninvestment grade bonds" and "junk bonds."

               INDUSTRIAL DEVELOPMENT BONDS are revenue bonds that are issued by a public authority but which may be backed only by the credit

 72 Janus Income Funds prospectus
               and security of a private issuer and may involve greater credit risk. See "Municipal securities" below.

               MORTGAGE- AND ASSET-BACKED SECURITIES are shares in a pool of mortgages or other debt. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis. These securities involve prepayment risk, which is the risk that the underlying mortgages or other debt may be refinanced or paid off prior to their maturities during periods of declining interest rates. In that case, a portfolio manager may have to reinvest the proceeds from the securities at a lower rate. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk.

               MUNICIPAL LEASE OBLIGATIONS are revenue bonds backed by leases or installment purchase contracts for property or equipment. Lease obligations may not be backed by the issuing municipality's credit and may involve risks not normally associated with general obligation bonds and other revenue bonds. For example, their interest may become taxable if the lease is assigned and the holders may incur losses if the issuer does not appropriate funds for the lease payments on an annual basis, which may result in termination of the lease and possible default.

               MUNICIPAL SECURITIES are bonds or notes issued by a U.S. state or political subdivision. A municipal security may be a general obligation backed by the full faith and credit (i.e., the borrowing and taxing power) of a municipality or a revenue obligation paid out of the revenues of a designated project, facility or revenue source.

               PASSIVE FOREIGN INVESTMENT COMPANIES (PFICS) are any foreign corporations which generate certain amounts of passive income or hold certain amounts of assets for the production of passive

                                               Janus Income Funds prospectus  73
               income. Passive income includes dividends, interest, royalties, rents and annuities. To avoid taxes and interest that the Funds must pay if these investments are profitable, the Funds may make various elections permitted by the tax laws. These elections could require that the Funds recognize taxable income, which in turn must be distributed, before the securities are sold and before cash is received to pay the distributions.

               PAY-IN-KIND BONDS are debt securities that normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made.

               PREFERRED STOCKS are equity securities that generally pay dividends at a specified rate and have preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.

               RULE 144A SECURITIES are securities that are not registered for sale to the general public under the Securities Act of 1933, but that may be resold to certain institutional investors.

               STANDBY COMMITMENTS are obligations purchased by a Fund from a dealer that give the Fund the option to sell a security to the dealer at a specified price.

               STEP COUPON BONDS are debt securities that trade at a discount from their face value and pay coupon interest. The discount from the face value depends on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer.

               STRIP BONDS are debt securities that are stripped of their interest (usually by a financial intermediary) after the securities are issued. The market value of these securities generally fluctuates more in

 74 Janus Income Funds prospectus
               response to changes in interest rates than interest-paying securities of comparable maturity.

               TENDER OPTION BONDS are relatively long-term bonds that are coupled with the option to tender the securities to a bank, broker-dealer or other financial institution at periodic intervals and receive the face value of the bond. This investment structure is commonly used as a means of enhancing a security's liquidity.

               U.S. GOVERNMENT SECURITIES include direct obligations of the U.S. government that are supported by its full faith and credit. Treasury bills have initial maturities of less than one year, Treasury notes have initial maturities of one to ten years and Treasury bonds may be issued with any maturity but generally have maturities of at least ten years. U.S. government securities also include indirect obligations of the U.S. government that are issued by federal agencies and government sponsored entities. Unlike Treasury securities, agency securities generally are not backed by the full faith and credit of the U.S. government. Some agency securities are supported by the right of the issuer to borrow from the Treasury, others are supported by the discretionary authority of the U.S. government to purchase the agency's obligations and others are supported only by the credit of the sponsoring agency.

               VARIABLE AND FLOATING RATE SECURITIES have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts. Variable and floating rate securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate (the "underlying index"). The floating rate tends to decrease the security's price sensitivity to changes in interest rates.

               WARRANTS are securities, typically issued with preferred stock or bonds, that give the holder the right to buy a proportionate amount of common stock at a specified price. The specified price is usually higher than the market price at the time of issuance of

                                               Janus Income Funds prospectus  75
               the warrant. The right may last for a period of years or indefinitely.

               ZERO COUPON BONDS are debt securities that do not pay regular interest at regular intervals, but are issued at a discount from face value. The discount approximates the total amount of interest the security will accrue from the date of issuance to maturity. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities.

II. FUTURES, OPTIONS AND OTHER DERIVATIVES

               FORWARD CONTRACTS are contracts to purchase or sell a specified amount of a financial instrument for an agreed upon price at a specified time. Forward contracts are not currently exchange traded and are typically negotiated on an individual basis. The Funds may enter into forward currency contracts to hedge against declines in the value of securities denominated in, or whose value is tied to, a currency other than the U.S. dollar or to reduce the impact of currency appreciation on purchases of such securities. They may also enter into forward contracts to purchase or sell securities or other financial indices.

               FUTURES CONTRACTS are contracts that obligate the buyer to receive and the seller to deliver an instrument or money at a specified price on a specified date. The Funds may buy and sell futures contracts on foreign currencies, securities and financial indices including indices of U.S. government, foreign government, equity or fixed-income securities. The Funds may also buy options on futures contracts. An option on a futures contract gives the buyer the right, but not the obligation, to buy or sell a futures contract at a specified price on or before a specified date. Futures contracts and options on futures are standardized and traded on designated exchanges.

 76 Janus Income Funds prospectus

               INDEXED/STRUCTURED SECURITIES are typically short- to intermediate-term debt securities whose value at maturity or interest rate is linked to currencies, interest rates, equity securities, indices, commodity prices or other financial indicators. Such securities may be positively or negatively indexed (i.e. their value may increase or decrease if the reference index or instrument appreciates). Indexed/structured securities may have return characteristics similar to direct investments in the underlying instruments and may be more volatile than the underlying instruments. A Fund bears the market risk of an investment in the underlying instruments, as well as the credit risk of the issuer.

               INTEREST RATE SWAPS involve the exchange by two parties of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments).

               INVERSE FLOATERS are debt instruments whose interest rate bears an inverse relationship to the interest rate on another instrument or index. For example, upon reset the interest rate payable on a security may go down when the underlying index has risen. Certain inverse floaters may have an interest rate reset mechanism that multiplies the effects of change in the underlying index. Such mechanism may increase the volatility of the security's market value.

               OPTIONS are the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price. The Funds may purchase and write put and call options on securities, securities indices and foreign currencies.

                                               Janus Income Funds prospectus  77

III. OTHER INVESTMENTS, STRATEGIES AND/OR TECHNIQUES

               REPURCHASE AGREEMENTS involve the purchase of a security by a Fund and a simultaneous agreement by the seller (generally a bank or dealer) to repurchase the security from the Fund at a specified date or upon demand. This technique offers a method of earning income on idle cash. These securities involve the risk that the seller will fail to repurchase the security, as agreed. In that case, a Fund will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security.

               REVERSE REPURCHASE AGREEMENTS involve the sale of a security by a Fund to another party (generally a bank or dealer) in return for cash and an agreement by the Fund to buy the security back at a specified price and time. This technique will be used primarily to provide cash to satisfy unusually high redemption requests, or for other temporary or emergency purposes.

               WHEN-ISSUED, DELAYED DELIVERY AND FORWARD COMMITMENT TRANSACTIONS generally involve the purchase of a security with payment and delivery at some time in the future - i.e., beyond normal settlement. The Funds do not earn interest on such securities until settlement and bear the risk of market value fluctuations in between the purchase and settlement dates. New issues of stocks and bonds, private placements and U.S. government securities may be sold in this manner.

 78 Janus Income Funds prospectus

EXPLANATION OF RATING CATEGORIES
--------------------------------------------------------------------------------

               The following is a description of credit ratings issued by two of the major credit ratings agencies. Credit ratings evaluate only the safety of principal and interest payments, not the market value risk of lower quality securities. Credit rating agencies may fail to change credit ratings to reflect subsequent events on a timely basis. Although Janus Capital considers security ratings when making investment decisions, it also performs its own investment analysis and does not rely solely on the ratings assigned by credit agencies.

                                               Janus Income Funds prospectus  79

STANDARD & POOR'S
RATINGS SERVICES

                BOND RATING                  EXPLANATION
                ----------------------------------------------------------------
                Investment Grade
                AAA......................... Highest rating; extremely strong capacity to pay principal and
                                             interest.
                AA.......................... High quality; very strong capacity to pay principal and interest.
                A........................... Strong capacity to pay principal and interest; somewhat more
                                             susceptible to the adverse effects
                                             of changing circumstances and
                                             economic conditions.
                BBB......................... Adequate capacity to pay principal and interest; normally exhibit
                                             adequate protection parameters, but
                                             adverse economic conditions or
                                             changing circumstances more likely
                                             to lead to a weakened capacity to
                                             pay principal and interest than for
                                             higher rated bonds.
                Non-Investment Grade
                BB, B, CCC, CC, C........... Predominantly speculative with respect to the issuer's capacity to
                                             meet required interest and
                                             principal payments. BB - lowest
                                             degree of speculation; C - the
                                             highest degree of speculation.
                                             Quality and protective
                                             characteristics outweighed by large
                                             uncertainties or major risk
                                             exposure to adverse conditions.
                D........................... In default.

 80 Janus Income Funds prospectus

MOODY'S INVESTORS SERVICE, INC.

                BOND RATING                  EXPLANATION
                ----------------------------------------------------------------
                Investment Grade
                Aaa......................... Highest quality, smallest degree of investment risk.
                Aa.......................... High quality; together with Aaa bonds, they compose the high-grade
                                             bond group.
                A........................... Upper-medium grade obligations;
                                             many favorable investment
                                             attributes.
                Baa......................... Medium-grade obligations; neither highly protected nor poorly
                                             secured. Interest and principal
                                             appear adequate for the present but
                                             certain protective elements may be
                                             lacking or may be unreliable over
                                             any great length of time.
                Non-Investment Grade
                Ba.......................... More uncertain, with speculative elements. Protection of interest
                                             and principal payments not well
                                             safeguarded during good and bad
                                             times.
                B........................... Lack characteristics of desirable investment; potentially low
                                             assurance of timely interest and
                                             principal payments or maintenance
                                             of other contract terms over time.
                Caa......................... Poor standing, may be in default;
                                             elements of danger with respect to
                                             principal or interest payments.
                Ca.......................... Speculative in a high degree; could be in default or have other marked
                                             shortcomings.
                C........................... Lowest-rated; extremely poor
                                             prospects of ever attaining
                                             investment standing.

                                               Janus Income Funds prospectus  81

               Unrated securities will be treated as noninvestment grade securities unless a portfolio manager determines that such securities are the equivalent of investment grade securities. Securities that have received ratings from more than one agency are considered investment grade if at least one agency has rated the security investment grade.

SECURITIES HOLDINGS BY RATING CATEGORY

               During the fiscal period ended October 31, 2001, the percentage of securities holdings for the following Funds by rating category based upon a weighted monthly average was:

                JANUS FLEXIBLE INCOME FUND
                --------------------------------------------------------------------------
                    BONDS-S&P RATING:
                 AAA                                                         29%
                 AA                                                           7%
                 A                                                           10%
                 BBB                                                         33%
                 BB                                                          10%
                 B                                                            5%
                 CCC                                                          0%
                 CC                                                           0%
                 C                                                            0%
                 Not Rated                                                    2%
                 Preferred Stock                                              1%
                 Cash and Options                                             3%
                 TOTAL                                                      100%
                --------------------------------------------------------------------------

 82 Janus Income Funds prospectus

                JANUS HIGH-YIELD FUND
                --------------------------------------------------------------------------
                    BONDS-S&P RATING:
                 AAA                                                         0%
                 AA                                                          0%
                 A                                                           2%
                 BBB                                                         2%
                 BB                                                         28%
                 B                                                          45%
                 CCC                                                         4%
                 CC                                                          0%
                 C                                                           0%
                 Not Rated                                                   4%
                 Preferred Stock                                             0%
                 Cash and Options                                           15%
                 TOTAL                                                     100%
                --------------------------------------------------------------------------

                                               Janus Income Funds prospectus  83

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 84

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

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 86

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

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 88

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

                   You can request other information, including a Statement of Additional Information, Annual Report or Semiannual Report, free of charge, by contacting Janus at 1-800-525-3713. A downloadable file of the Annual Report or Semiannual Report may also be requested at janus.com. In the Funds' Annual and Semiannual Reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during their last fiscal period. Other information is also available from financial intermediaries that sell shares of the Funds.

                   The Statement of Additional Information provides detailed information about the Funds and is incorporated into this Prospectus by reference. You may review and copy information about the Funds (including the Funds' Statement of Additional Information) at the Public Reference Room of the SEC or get text only copies, after paying a duplicating fee, by sending an electronic request by e-mail to publicinfo@sec.gov or by writing to or calling the Public Reference Room, Washington, D.C. 20549-0102 (1-202-942-8090). You may also obtain reports and other information about the Funds from the Electronic Data Gathering Analysis and Retrieval (EDGAR) Database on the SEC's Web site at http://www.sec.gov.

                      [JANUS LOGO]

                                   www.janus.com

                                   PO Box 173375
                                   Denver, CO 80217-3375
                                   1-800-525-3713

                    Investment Company Act File No. 811-1879

                               February 25, 2002
                               As Supplemented April 3, 2002 and June 19, 2002

                               Janus Flexible Income Fund

                               Janus Federal Tax-Exempt Fund

                               Janus High-Yield Fund

                               Janus Short-Term Bond Fund

                               Janus Money Market Fund

                               Janus Tax-Exempt Money Market Fund

                               Janus Government Money Market Fund

                               JANUS INCOME FUNDS

                                   Prospectus

The Securities and Exchange Commission has not approved or disapproved of these securities or passed on the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

--------------------------------------------------------------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

                RISK/RETURN SUMMARY
                   Fixed-income funds...........................    2
                   Money market funds...........................    9
                   Fees and expenses............................   13
                INVESTMENT OBJECTIVES, PRINCIPAL
                INVESTMENT STRATEGIES AND RISKS
                   Fixed-income funds...........................   15
                   Money market funds...........................   25
                SHAREHOLDER'S GUIDE
                   Pricing of fund shares.......................   34
                   Purchases....................................   35
                   Exchanges....................................   36
                   Redemptions..................................   37
                   Tax-deferred accounts........................   38
                   Excessive trading policy.....................   38
                   Shareholder account policies.................   39
                MANAGEMENT OF THE FUNDS
                   Investment adviser...........................   41
                   Management expenses..........................   41
                   Portfolio managers...........................   43
                OTHER INFORMATION...............................   45
                DISTRIBUTIONS AND TAXES
                   Distributions................................   46
                   Taxes........................................   48
                FINANCIAL HIGHLIGHTS............................   51
                GLOSSARY OF INVESTMENT TERMS
                   Equity and debt securities...................   59
                   Futures, options and other derivatives.......   64
                   Other investments, strategies and/or
                   techniques...................................   66
                RATING CATEGORIES
                   Explanation of rating categories.............   67


                                                Janus Income Funds prospectus  1

RISK/RETURN SUMMARY
--------------------------------------------------------------------------------

FIXED-INCOME FUNDS

               Janus Federal Tax-Exempt Fund, Janus High-Yield Fund and Janus Short-Term Bond Fund are designed for long-term investors who primarily seek current income. Janus Flexible Income Fund is designed for long-term investors who primarily seek total return.

1. WHAT ARE THE INVESTMENT OBJECTIVES OF THE FIXED-INCOME FUNDS?

--------------------------------------------------------------------------------

               - JANUS FLEXIBLE INCOME FUND seeks to obtain maximum total return, consistent with preservation of capital.

               - JANUS FEDERAL TAX-EXEMPT FUND seeks as high a level of
                 current income exempt from federal income tax as is consistent with preservation of capital.

               - JANUS HIGH-YIELD FUND seeks to obtain high current income.
                 Capital appreciation is a secondary objective when consistent with its primary objective.

               - JANUS SHORT-TERM BOND FUND seeks as high a level of current income as is consistent with preservation of capital.

               The Funds' Trustees may change these objectives or the Funds' principal investment policies without a shareholder vote. The Funds will notify you at least 60 days before making any material changes to their objectives or principal investment policies. If there is a material change to a Fund's objective(s) or principal investment policies, you should consider whether that Fund remains an appropriate investment for you. There is no guarantee that a Fund will meet its objective(s).

2. WHAT ARE THE MAIN INVESTMENT STRATEGIES OF THE FIXED-INCOME FUNDS?

               In addition to considering economic factors such as the effect of interest rates on a Fund's investments, the portfolio managers apply a "bottom up" approach in choosing investments. This means that the Funds' portfolio managers look at income-producing securities one at a time to determine if an income-

 2 Janus Income Funds prospectus
               producing security is an attractive investment opportunity and consistent with a Fund's investment policies. If a portfolio manager is unable to find such investments, a Fund's assets may be in cash or similar investments.

               Within the parameters of its specific investment policies discussed below, each of the Fixed-Income Funds may invest without limit in foreign debt and equity securities.

               JANUS FLEXIBLE INCOME FUND invests primarily in a wide variety of income-producing securities such as corporate bonds and notes, government securities and preferred stock. As a fundamental policy, the Fund will invest at least 80% of its assets in income-producing securities. The Fund may own an unlimited amount of high-yield/high-risk bonds.

               JANUS FEDERAL TAX-EXEMPT FUND invests primarily in municipal obligations of any maturity whose interest is exempt from federal income tax. As a fundamental policy, the Fund will normally invest at least 80% of its assets in securities whose interest is exempt from federal income tax, including the federal alternative minimum tax. The Fund may invest up to 35% of its assets in high-yield/high-risk bonds.

               JANUS HIGH-YIELD FUND invests, under normal circumstances, at least 80% of its net assets in high-yield/high-risk bonds and convertible and preferred securities rated below investment grade. The Fund may at times invest all of its assets in such securities.

               JANUS SHORT-TERM BOND FUND invests, under normal circumstances, at least 80% of its net assets in debt securities such as corporate bonds or notes, or U.S. Treasury Bonds. It implements this policy by investing primarily in short- and intermediate-term fixed-income securities and may invest up to 35% of its net assets in high-yield/high-risk bonds. The fund expects to maintain an average weighted effective maturity of 3 years or less under normal circumstances.

                                                Janus Income Funds prospectus  3

               For purposes of Janus Federal Tax-Exempt Fund's, Janus High-Yield Fund's, and Janus Short-Term Bond Fund's 80% policies, net assets will take into account borrowings for investment purposes.

3. WHAT ARE THE MAIN RISKS OF INVESTING IN THE FIXED-INCOME FUNDS?

               Although the Fixed-Income Funds may be less volatile than funds that invest most of their assets in common stocks, the Funds' returns and yields will vary, and you could lose money.

               The Funds invest in a variety of fixed-income securities. A fundamental risk of these securities is that their value will fall if interest rates rise. Since the value of a fixed-income portfolio will generally decrease when interest rates rise, the Funds' net asset value (NAV) will likewise decrease. Another fundamental risk associated with the Fixed-Income Funds is credit risk, which is the risk that an issuer will be unable to make principal and interest payments when due. In addition, default risk, the risk that an issuer will not be able to pay interest and principal when due, is a fundamental risk associated with the Fixed-Income Funds.

               At times, JANUS FEDERAL TAX-EXEMPT FUND may invest more than 25% of its assets in tax-exempt securities related in such a way that a negative economic, business or political development or change affecting the invested security could also negatively affect other securities in the same category.

               Each of the Fixed-Income Funds may invest to some extent in high-yield/high-risk bonds, also known as "junk" bonds. High-yield/high-risk bonds may be sensitive to economic changes, political changes, or adverse developments specific to the company that issued the bond. These bonds generally have a greater credit risk than other types of fixed-income securities. Because of these factors, the performance and NAV of the Fixed-Income Funds may vary significantly, depending upon their holdings of high-yield/high-risk bonds.

               An investment in these Funds is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

 4 Janus Income Funds prospectus

               The following information provides some indication of the risks of investing in the Fixed-Income Funds by showing how each of the Fixed-Income Fund's performance has varied over time. The bar charts depict the change in performance from year to year during the period indicated. The tables compare each Fund's average annual returns for the periods indicated to a broad-based securities market index.

               JANUS FLEXIBLE INCOME FUND

               Annual returns for calendar years ended 12/31



                             11.85%          15.70%  (2.92%)   21.15%   6.88%    11.43%   8.84%    0.46%    4.89%    7.23%
                              1992            1993     1994     1995     1996     1997     1998     1999     2000     2001



               Best Quarter: 1st-1991  8.17%  Worst Quarter: 2nd-1994  (1.49%)

                          Average annual total return for periods ended 12/31/01
                          ------------------------------------------------------

                                                                                Since Inception
                                                 1 year   5 years   10 years       (7/7/87)
               Janus Flexible Income Fund
               Return Before Taxes               7.23%     6.50%      8.34%          8.29%
               Return After Taxes on
                 Distributions                   4.70%     3.52%      5.13%          5.10%
               Return After Taxes on
                 Distributions and Sale of Fund
                 Shares*                         4.37%     3.72%      5.14%          5.17%
               Lehman Brothers Gov't/Credit
                 Index+                          8.50%     7.37%      7.27%          8.36%
               (reflects no deduction for
                 expenses or taxes)
                                                 -----------------------------------------

               * When the return after taxes on distributions and sale of Fund shares is higher, it is because of realized losses. If realized losses occur upon the sale of Fund shares, the capital loss is recorded as a tax benefit, which increases the return.

               + Lehman Brothers Gov't/Credit Index is composed of all bonds that are of investment grade with at least one year until maturity.

                                                Janus Income Funds prospectus  5

               JANUS FEDERAL TAX-EXEMPT FUND

               Annual returns for calendar years ended 12/31



                             (7.77%)         15.84%   4.71%    8.98%    5.31%   (4.39%)   8.91%    3.14%
                              1994            1995     1996     1997     1998     1999     2000     2001



               Best Quarter: 1st-1995  6.61%  Worst Quarter: 1st-1994  (6.75%)

                          Average annual total return for periods ended 12/31/01
                          ------------------------------------------------------

                                                                             Since Inception
                                                          1 year   5 years      (5/3/93)
               Janus Federal Tax-Exempt Fund
               Return Before Taxes                        3.14%     4.27%         4.67%
               Return After Taxes on Distributions        3.11%     4.23%         4.64%
               Return After Taxes on Distributions and
                 Sale of Fund Shares*                     3.65%     4.36%         4.71%
               Lehman Brothers Municipal Bond Index+      5.13%     5.98%         6.07%
               (reflects no deduction for expenses or
                 taxes)
                                                         -----------------------------

               * When the return after taxes on distributions and sale of Fund shares is higher, it is because of realized losses. If realized losses occur upon the sale of Fund shares, the capital loss is recorded as a tax benefit, which increases the return.

               + Lehman Brothers Municipal Bond Index is composed of
                 approximately 1,100 bonds; 60% of which are revenue bonds and 40% of which are state government obligations.

 6 Janus Income Funds prospectus

               JANUS HIGH-YIELD FUND

               Annual returns for calendar years ended 12/31



                             23.99%          15.47%     0.97%     5.54%     2.50%     4.59%
                              1996            1997      1998      1999      2000      2001



               Best Quarter: 1st-1996  7.34%  Worst Quarter: 3rd-1998  (5.76%)

                         Average annual total return for periods ended 12/31/01
                         ------------------------------------------------------

                                                                              Since Inception
                                                           1 year   5 years     (12/29/95)
               Janus High-Yield Fund
               Return Before Taxes                         4.59%     5.69%         8.53%
               Return After Taxes on Distributions         1.45%     1.96%         4.65%
               Return After Taxes on Distributions and
                 Sale of Fund Shares*                      2.77%     2.70%         4.95%
               Lehman Brothers High-Yield Bond Index+      5.28%     3.11%         4.44%
               (reflects no deduction for fees, expenses
                 or taxes)
                                                           -----------------------------

               * When the return after taxes on distributions and sale of Fund shares is higher, it is because of realized losses. If realized losses occur upon the sale of Fund shares, the capital loss is recorded as a tax benefit, which increases the return.

               + Lehman Brothers High-Yield Bond Index is composed of
                 fixed-rate, publicly issued, noninvestment grade debt.

                                                Janus Income Funds prospectus  7

               JANUS SHORT-TERM BOND FUND

               Annual returns for calendar years ended 12/31



                              6.18%          0.35%    7.95%    6.19%    6.61%    6.77%    2.91%    7.74%    6.85%
                              1993            1994     1995     1996     1997     1998     1999     2000     2001



               Best Quarter: 4th-1996  3.25%          Worst Quarter: 1st-1994  (0.61%)

                        Average annual total return for periods ending 12/31/01
                        -------------------------------------------------------

                                                                               Since Inception
                                                           1 year   5 years      (9/1/92)
               Janus Short-Term Bond Fund
               Return Before Taxes                         6.85%     6.17%         5.54%
               Return After Taxes on Distributions         4.96%     3.86%         3.24%
               Return After Taxes on Distributions and
                 Sale of Fund Shares*                      4.14%     3.77%         3.26%
               Lehman Brothers Gov't/Credit 1-3 Year
                 Index+                                    8.78%     6.71%         6.07%
               (reflects no deduction for expenses or
                 taxes)
                                                           -----------------------------

               * When the return after taxes on distributions and sale of Fund shares is higher, it is because of realized losses. If realized losses occur upon the sale of Fund shares, the capital loss is recorded as a tax benefit, which increases the return.

               + Lehman Brothers Gov't/Credit 1-3 Year Index is composed of all bonds of investment grade with a maturity between one and three years.

               After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding tables. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or IRA.

               Call Janus XpressLine(TM) at 1-888-979-7737 to obtain the Funds' current yields.

               The Fixed-Income Funds' past performance (before and after taxes) does not necessarily indicate how they will perform in the future.

 8 Janus Income Funds prospectus

MONEY MARKET FUNDS

               The Money Market Funds are designed for investors who seek current income.

1. WHAT ARE THE INVESTMENT OBJECTIVES OF THE MONEY MARKET FUNDS?

--------------------------------------------------------------------------------

               - JANUS MONEY MARKET FUND AND JANUS GOVERNMENT MONEY MARKET FUND
                 seek maximum current income to the extent consistent with stability of capital.

               - JANUS TAX-EXEMPT MONEY MARKET FUND seeks maximum current income that is exempt from federal income taxes to the extent consistent with stability of capital.

               The Funds' Trustees may change these objectives or the Funds' principal investment policies without a shareholder vote. The Funds will notify you at least 60 days before making any material changes to their objectives or principal investment policies. If there is a material change in a Fund's objective or policies, you should consider whether that Fund remains an appropriate investment for you. There is no guarantee that any Fund will meet its objective.

2. WHAT ARE THE MAIN INVESTMENT STRATEGIES OF THE MONEY MARKET FUNDS?

               The Money Market Funds will invest only in high-quality, short-term money market instruments that present minimal credit risks, as determined by Janus Capital.

               JANUS MONEY MARKET FUND invests primarily in high quality debt obligations and obligations of financial institutions. Debt obligations may include commercial paper, notes and bonds, and variable amount master demand notes. Obligations of financial institutions include certificates of deposit and time deposits.

               JANUS TAX-EXEMPT MONEY MARKET FUND invests primarily in short-term municipal securities whose interest is exempt from federal income taxes. As a fundamental policy, the Fund will invest,

                                                Janus Income Funds prospectus  9
               under normal circumstances, at least 80% of its net assets in short-term municipal securities whose interest is exempt from federal income taxes, including the federal alternative minimum tax. For purposes of this policy, net assets will take into account borrowings for investment purposes. The Fund may invest up to 20% of its net assets in taxable securities and may invest without limit in cash and cash equivalents that may be federally taxable to the extent the portfolio manager cannot locate investment opportunities with desirable risk/reward characteristics.

               JANUS GOVERNMENT MONEY MARKET FUND invests exclusively in obligations issued and/or guaranteed as to principal and interest by the United States government or by its agencies and instrumentalities and repurchase agreements secured by such obligations.

3. WHAT ARE THE MAIN RISKS OF INVESTING IN THE MONEY MARKET FUNDS?

               The Funds' yields will vary as the short-term securities in their portfolios mature and the proceeds are reinvested in securities with different interest rates. Over time, the real value of a Fund's yield may be eroded by inflation. Although the Money Market Funds invest only in high-quality, short-term money market instruments, there is a risk that the value of the securities they hold will fall as a result of changes in interest rates, an issuer's actual or perceived creditworthiness or an issuer's ability to meet its obligations.

               Economic, business, or political developments or changes affecting tax-exempt securities may affect Janus Tax-Exempt Money Market Fund's holdings similarly. This could result in increased variability of performance. In addition, income from the Fund's investments may be taxable by your state or local government.

               An investment in the Money Market Funds is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Money Market Funds seek to preserve the value of your

 10 Janus Income Funds prospectus
               investment at $1.00 per share, it is possible to lose money by investing in the Funds.

               The following information provides some indication of the risks of investing in the Money Market Funds by showing how the performance of the Investor Shares Class of each Money Market Fund has varied over time. The bar charts depict the change in performance from year to year during the period indicated.

               JANUS MONEY MARKET FUND - INVESTOR SHARES

               Annual returns for calendar years ended 12/31



                              5.06%           5.25%     5.20%     4.77%     6.05%     3.78%
                              1996            1997      1998      1999      2000      2001



               Best Quarter: 4th-2000  1.56%  Worst Quarter: 4th-2001  0.54%

               JANUS TAX-EXEMPT MONEY MARKET FUND - INVESTOR SHARES

               Annual returns for calendar years ended 12/31



                              3.18%           3.22%     3.20%     2.89%     3.64%     2.42%
                              1996            1997      1998      1999      2000      2001



               Best Quarter: 2nd-2000  0.96%  Worst Quarter: 4th-2001  0.39%

                                               Janus Income Funds prospectus  11

               JANUS GOVERNMENT MONEY MARKET FUND - INVESTOR SHARES

               Annual returns for calendar years ended 12/31



                              4.97%           5.11%     5.06%     4.66%     5.94%     3.73%
                              1996            1997      1998      1999      2000      2001



               Best Quarter: 4th-2000  1.54%  Worst Quarter: 4th-2001  0.53%

               The 7-day yield on December 31, 2001 was 1.81% for Janus Money Market Fund - Investor Shares; 1.31% for Janus Tax-Exempt Money Market Fund - Investor Shares; and 1.75% for Janus Government Money Market Fund - Investor Shares, respectively. For the Funds' current yields, call Janus XpressLine(TM) at 1-888-979-7737.

               The Money Market Funds' past performance does not necessarily indicate how they will perform in the future.

 12 Janus Income Funds prospectus

FEES AND EXPENSES

               SHAREHOLDER FEES, such as sales loads, redemption fees or exchange fees, are charged directly to an investor's account. The Janus funds are no-load investments, so you will generally not pay any shareholder fees when you buy or sell shares of the Funds. However, if you sell shares of Janus High-Yield Fund that you have held for 90 days or less you may pay a redemption fee.

               SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT)

                Sales Charges                                     None
                Redemption Fee on shares of Janus High-Yield
                  Fund held 90 days or less (as a % of amount
                  redeemed)*                                      1.00%

               * The redemption fee may be waived in certain circumstances, as described in the Shareholder's Guide.

               ANNUAL FUND OPERATING EXPENSES are paid out of a Fund's assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting and other services. You do not pay these fees directly but, as the example on the next page shows, these costs are borne indirectly by all shareholders.

                                               Janus Income Funds prospectus  13

This table describes the fees and expenses that you may pay if you buy and hold shares of the Funds. It is based upon gross expenses (without the effect of expense offset arrangements) for the fiscal year ended October 31, 2001.

                                   Janus            Janus Federal          Janus         Janus Short-Term
                            Flexible Income Fund   Tax-Exempt Fund    High-Yield Fund        Bond Fund
   Management Fee                  0.58%                 0.60%              0.73%               0.64%
   Other Expenses                  0.21%                 0.45%              0.30%               0.34%
   Total Annual Fund
     Operating Expenses
     Without Waivers*              0.79%                 1.05%              1.03%               0.98%
   Total Waivers                   0.00%                 0.37%              0.00%               0.32%
   Total Annual Fund
     Operating Expenses
     With Waivers*                 0.79%                 0.68%              1.03%               0.66%

--------------------------------------------------------------------------------

                                             Janus Money     Janus Tax-Exempt    Janus Government
   Investor Shares                           Market Fund     Money Market Fund   Money Market Fund
   Management Fee                                0.20%              0.20%               0.20%
   Other Expenses                                0.50%              0.51%               0.50%
   Total Annual Fund Operating Expenses
     Without Reductions*                         0.70%              0.71%               0.70%
   Total Reductions                              0.10%              0.10%               0.10%
   Total Annual Fund Operating Expenses
     With Reductions*                            0.60%              0.61%               0.60%

--------------------------------------------------------------------------------
  * All expenses are stated both with and without contractual waivers or reductions by Janus Capital. Waivers for the Fixed-Income Funds are
    first applied against the Management Fee and then against Other
    Expenses. Janus Capital has agreed to continue such waivers and reductions until at least the next annual renewal of the advisory agreements.
--------------------------------------------------------------------------------

  EXAMPLE:
  THE FOLLOWING EXAMPLE IS BASED ON FUND EXPENSES WITHOUT WAIVERS OR
  REDUCTIONS.
  This example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in each of the Funds for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Funds' operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                             1 Year    3 Years    5 Years    10 Years
                                             ----------------------------------------
   Janus Flexible Income Fund                 $ 81      $252       $439       $  978
   Janus Federal Tax-Exempt Fund              $107      $334       $579       $1,283
   Janus High-Yield Fund                      $105      $328       $569       $1,259
   Janus Short-Term Bond Fund                 $100      $312       $542       $1,201
   Janus Money Market Fund - Investor
     Shares                                   $ 72      $224       $390       $  871
   Janus Tax-Exempt Money Market Fund -
     Investor Shares                          $ 73      $227       $395       $  883
   Janus Government Money Market Fund -
     Investor Shares                          $ 72      $224       $390       $  871

 14 Janus Income Funds prospectus

INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT
STRATEGIES AND RISKS
--------------------------------------------------------------------------------

FIXED-INCOME FUNDS

This section takes a closer look at the investment objectives of each of the Fixed-Income Funds, their principal investment strategies and certain risks of investing in the Fixed-Income Funds. Strategies and policies that are noted as "fundamental" cannot be changed without a shareholder vote.

Please carefully review the "Risks" section of this Prospectus for a discussion of risks associated with certain investment techniques. We've also included a Glossary with descriptions of investment terms used throughout this Prospectus.

INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES

               In addition to considering economic factors such as the effect of interest rates on a Fund's investments, the portfolio managers apply a "bottom up" approach in choosing investments. This means that the Funds' portfolio managers look at income-producing securities one at a time to determine if an income-producing security is an attractive investment opportunity and consistent with a Fund's investment policies. If a portfolio manager is unable to find such investments, much of a Fund's assets may be in cash or similar investments.

               JANUS FLEXIBLE INCOME FUND
               Janus Flexible Income Fund seeks to obtain maximum total return, consistent with preservation of capital. It pursues its objective by primarily investing in a wide variety of income-producing securities such as corporate bonds and notes, government securities and preferred stock. As a fundamental policy, the Fund will invest at least 80% of its assets in income-producing securities. The Fund may own an unlimited amount of high-yield/high-risk bonds. This Fund generates total return from a combination of current income and capital appreciation, but income is usually the dominant portion.

                                               Janus Income Funds prospectus  15

               JANUS FEDERAL TAX-EXEMPT FUND
               Janus Federal Tax-Exempt Fund seeks as high a level of current income exempt from federal income tax as is consistent with preservation of capital. It pursues its objective by investing primarily in municipal obligations of any maturity whose interest is exempt from federal income tax. As a fundamental policy, the Fund will normally invest at least 80% of its assets in securities whose interest is exempt from federal income tax, including the federal alternative minimum tax. The Fund may invest up to 35% of its assets in high-yield/high-risk bonds.

               JANUS HIGH-YIELD FUND
               Janus High-Yield Fund seeks to obtain high current income. Capital appreciation is a secondary objective when consistent with its primary objective. It pursues its objectives by investing, under normal circumstances, at least 80% of its net assets in high-yield/high-risk bonds and convertible and preferred securities rated below investment grade. The Fund may at times invest all of its assets in such securities.

               JANUS SHORT-TERM BOND FUND
               Janus Short-Term Bond Fund seeks as high a level of current income as is consistent with preservation of capital. It invests, under normal circumstances, at least 80% of its net assets in short- and intermediate term securities such as corporate bonds or notes or U.S. Treasury bonds. The Fund may invest up to 35% of its net assets in high-yield/high risk bonds. The Fund expects to maintain an average weighted effective maturity of three years or less under normal circumstances.

               "Effective" maturity differs from actual maturity, which may be longer. In calculating the "effective" maturity the portfolio manager will estimate the effect of expected principal payments and call provisions on securities held in the portfolio. This gives the portfolio manager some additional flexibility in the securities he purchases, but all else being equal, could result in more volatility than if the Fund calculated an actual maturity target.

 16 Janus Income Funds prospectus

The following questions and answers are designed to help you better understand the Fixed-Income Funds' principal investment strategies.

1. HOW DO INTEREST RATES AFFECT THE VALUE OF MY INVESTMENT?

               Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. Longer-term securities are generally more sensitive to interest rate changes than shorter-term securities, but they generally offer higher yields to compensate investors for the associated risks. High-yield bond prices are generally less directly responsive to interest rate changes than investment grade issues and may not always follow this pattern.

2. HOW DO THE FIXED-INCOME FUNDS MANAGE INTEREST RATE RISK?

               A portfolio manager may vary the average-weighted effective maturity of a portfolio to reflect his or her analysis of interest rate trends and other factors. A Fund's average-weighted effective maturity will tend to be shorter when its portfolio manager expects interest rates to rise and longer when its portfolio manager expects interest rates to fall. The Funds may also use futures, options and other derivatives to manage interest rate risk.

3. WHAT IS MEANT BY A FUND'S "AVERAGE-WEIGHTED EFFECTIVE MATURITY"?

               The stated maturity of a bond is the date when the issuer must repay the bond's entire principal value to an investor. Some types of bonds may also have an "effective maturity" that is shorter than the stated date due to prepayment or call provisions. Securities without prepayment or call provisions generally have an effective maturity equal to their stated maturity. Average-weighted effective maturity is calculated by averaging the effective maturity of bonds held by a Fund with each effective maturity "weighted" according to the percentage of net assets that it represents.

4. WHAT IS MEANT BY A FUND'S "DURATION"?

               A bond's duration indicates the time it will take an investor to recoup his investment. Unlike average maturity, duration reflects both principal and interest payments. Generally, the higher the

                                               Janus Income Funds prospectus  17
               coupon rate on a bond, the lower its duration will be. The duration of a bond fund is calculated by averaging the duration of bonds held by a Fund with each duration "weighted" according to the percentage of net assets that it represents. Because duration accounts for interest payments, a Fund's duration is usually shorter than its average maturity.

5. WHAT IS A HIGH-YIELD/HIGH-RISK BOND?

               A high-yield/high-risk bond (also called a "junk" bond) is a bond rated below investment grade by major rating agencies (i.e., BB or lower by Standard & Poor's or Ba or lower by Moody's) or an unrated bond of similar quality. It presents greater risk of default (the failure to make timely interest and principal payments) than higher quality bonds.

GENERAL PORTFOLIO POLICIES

               Unless otherwise stated, each of the following policies applies to all of the Fixed-Income Funds. The percentage limitations included in these policies and elsewhere in this Prospectus apply at the time of purchase of a security. So, for example, if a Fund exceeds a limit as a result of market fluctuations or the sale of other securities, it will not be required to dispose of any securities.

               CASH POSITION
               When a Fixed-Income Fund's portfolio manager believes that market conditions are unfavorable for profitable investing, or when he or she is otherwise unable to locate attractive investment opportunities, the Fund's cash or similar investments may increase. In other words, the Fixed-Income Funds do not always stay fully invested in bonds. Cash or similar investments generally are a residual - they represent the assets that remain after a portfolio manager has committed available assets to desirable investment opportunities. However, a portfolio manager may also temporarily increase a Fund's cash position to, for example, protect its assets, maintain liquidity or meet unusually large redemptions. A Fund's cash position may also increase temporarily

 18 Janus Income Funds prospectus
               due to unusually large cash inflows. Partly because the portfolio managers act independently of each other, the cash positions of the Fixed-Income Funds may vary significantly. When a Fixed-Income Fund's investments in cash or similar investments increase, it may not participate in market advances or declines to the same extent that it would if the Fund remained more fully invested in bonds and other fixed-income securities.

               OTHER TYPES OF INVESTMENTS
               The Fixed-Income Funds invest primarily in fixed-income securities, which may include corporate bonds and notes, government securities, preferred stock, high-yield/high-risk bonds and municipal obligations. To a lesser degree, the Funds may also invest in other types of domestic and foreign securities and use other investment strategies, which are described in the Glossary. These may include:

               - common stocks

               - mortgage- and asset-backed securities (without limit for Janus
                 Flexible Income Fund and Janus High-Yield Fund and up to 25% of Janus Federal Tax-Exempt Fund's and Janus Short-Term Bond Fund's assets)

               - zero coupon, pay-in-kind and step coupon securities (without limit for Janus Flexible Income Fund and Janus High-Yield Fund; and up to 10% of assets for Janus Federal Tax-Exempt Fund and Janus Short-Term Bond Fund)

               - options, futures, forwards, swaps and other types of
                 derivatives for hedging purposes or for non-hedging purposes such as seeking to enhance return

               - securities purchased on a when-issued, delayed delivery or forward commitment basis

               ILLIQUID INVESTMENTS
               Each Fund may invest up to 15% of its net assets in illiquid investments. An illiquid investment is a security or other position

                                               Janus Income Funds prospectus  19
               that cannot be disposed of quickly in the normal course of business. For example, some securities are not registered under U.S. securities laws and cannot be sold to the U.S. public because of SEC regulations (these are known as "restricted securities"). Under procedures adopted by the Funds' Trustees, certain restricted securities may be deemed liquid, and will not be counted toward this 15% limit.

               FOREIGN SECURITIES
               Within the parameters of its specific investment policies, each Fund may invest without limit in foreign equity and debt securities. The Funds may invest directly in foreign securities denominated in a foreign currency and not publicly traded in the United States. Other ways of investing in foreign securities include depositary receipts or shares and passive foreign investment companies.

               SPECIAL SITUATIONS
               Each Fund may invest in special situations. A special situation arises when, in the opinion of a Fund's portfolio manager, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to that issuer. Special situations may include significant changes in a company's allocation of its existing capital, a restructuring of assets or a redirection of free cash flow. Developments creating a special situation might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. A Fund's performance could suffer if the anticipated development in a "special situation" investment does not occur or does not attract the expected attention.

               PORTFOLIO TURNOVER
               The Funds generally intend to purchase securities for long-term investment, although, to the extent permitted by its specific investment policies, each Fund may purchase securities in

 20 Janus Income Funds prospectus
               anticipation of relatively short-term price gains. Short-term transactions may also result from liquidity needs, securities having reached a price or yield objective, changes in interest rates or the credit standing of an issuer, or by reason of economic or other developments not foreseen at the time of the investment decision. A Fund may also sell one security and simultaneously purchase the same or a comparable security to take advantage of short-term differentials in bond yields or securities prices. Portfolio turnover is affected by market conditions, changes in the size of a Fund, the nature of the Fund's investments and the investment style of the portfolio manager. Changes are made in a Fund's portfolio whenever its portfolio manager believes such changes are desirable. Portfolio turnover rates are generally not a factor in making buy and sell decisions.

               Janus High-Yield Fund and Janus Flexible Income Fund have historically had relatively high portfolio turnover due to the nature of the securities in which these Funds invest. Increased portfolio turnover may result in higher costs for brokerage commissions, dealer mark-ups and other transaction costs and may also result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in a Fund's performance. The Financial Highlights section of this Prospectus shows the Funds' historical turnover rates.

                                               Janus Income Funds prospectus  21

RISKS

               Because the Funds invest substantially all of their assets in fixed-income securities, they are subject to risks such as credit or default risks, and decreased value due to interest rate increases. A Fund's performance may also be affected by risks to certain types of investments, such as foreign securities and derivative instruments.

The following questions and answers are designed to help you better understand some of the risks of investing in the Fixed-Income Funds.

1. HOW DO THE FIXED-INCOME FUNDS DIFFER FROM EACH OTHER IN TERMS OF PRIMARY INVESTMENT TYPE, CREDIT RISK AND INTEREST RATE RISK?

               The chart below shows that the Fixed-Income Funds differ substantially in terms of the type, credit quality and interest rate risk of the securities in which they invest. You should consider these factors before you determine whether a Fund is a suitable investment.

                                                     Primary           Credit        Interest
                                                 Investment Type        Risk         Rate Risk
------------------------------------------------------------------------------------------------
 Janus Flexible Income Fund                   Corporate Bonds         High          High
 Janus Federal Tax-Exempt Fund                Municipal Securities    Low           High
 Janus High-Yield Fund                        Corporate Bonds         Highest       Moderate
 Janus Short-Term Bond Fund                   Corporate Bonds         Moderate      Low

2. WHAT IS MEANT BY "CREDIT QUALITY" AND WHAT ARE THE RISKS ASSOCIATED WITH IT?

               Credit quality measures the likelihood that the issuer will meet its obligations on a bond. One of the fundamental risks associated with all fixed-income funds is credit risk, which is the risk that an issuer will be unable to make principal and interest payments when due. U.S. government securities are generally considered to be the safest type of investment in terms of credit risk. Municipal obligations generally rank between U.S. government securities and corporate debt securities in terms of credit safety. Corporate debt securities, particularly those rated below investment grade, present the highest credit risk.

 22 Janus Income Funds prospectus

3. HOW IS CREDIT QUALITY MEASURED?

               Ratings published by nationally recognized statistical rating agencies such as Standard & Poor's and Moody's are widely accepted measures of credit risk. The lower a bond issue is rated by an agency, the more credit risk it is considered to represent. Lower rated bonds generally pay higher yields to compensate investors for the associated risk. Please refer to the "Explanation of Rating Categories" section of this Prospectus for a description of rating categories.

4. ARE THERE SPECIAL RISKS ASSOCIATED WITH INVESTMENTS IN HIGH-YIELD/HIGH-RISK BONDS?

               High-yield/high-risk bonds (or "junk" bonds) are bonds rated below investment grade by the primary rating agencies such as Standard & Poor's and Moody's. The value of lower quality bonds generally is more dependant on credit risk and default risk than investment grade bonds. Issuers of high-yield/high-risk bonds may not be as strong financially as those issuing bonds with higher credit ratings and are more vulnerable to real or perceived economic changes, political changes or adverse developments specific to the issuer. In addition, the junk bond market can experience sudden and sharp price swings.

               Because Janus Flexible Income Fund and Janus High-Yield Fund may invest a significant portion of their portfolios in high-yield/ high-risk bonds, investors should be willing to tolerate a corresponding increase in the risk of significant and sudden changes in NAV.

5. HOW DO THE FUNDS TRY TO REDUCE RISK?

               The Funds may use futures, options, swaps and other derivative instruments to "hedge" or protect their portfolios from adverse movements in securities prices and interest rates. The Funds may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The portfolio managers believe the use of these instruments will benefit the Funds. However, a Fund's performance could be worse

                                               Janus Income Funds prospectus  23
               than if the Fund had not used such instruments if a portfolio manager's judgment proves incorrect.

6. HOW COULD THE FUNDS' INVESTMENTS IN FOREIGN SECURITIES AFFECT THEIR PERFORMANCE?

               Within the parameters of its specific investment policies, each Fund may invest without limit in foreign securities either indirectly (e.g., depositary receipts) or directly in foreign markets. Investments in foreign securities, including those of foreign governments, may involve greater risks than investing in domestic securities, because a Fund's performance may depend on issues other than the performance of a particular company. These issues include:

               - CURRENCY RISK. As long as a Fund holds a foreign security, its value will be affected by the value of the local currency relative to the U.S. dollar. When a Fund sells a foreign denominated security, its value may be worth less in U.S. dollars even if the security increases in value in its home country. U.S. dollar denominated securities of foreign issuers may also be affected by currency risk.

               - POLITICAL AND ECONOMIC RISK. Foreign investments may be subject to heightened political and economic risks, particularly in emerging markets which may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners, different legal systems, and economies based on only a few industries. In some countries, there is the risk that the government may take over the assets or operations of a company or that the government may impose taxes or limits on the removal of a Fund's assets from that country.

               - REGULATORY RISK. There may be less government supervision of foreign markets. As a result, foreign issuers may not be subject to the uniform accounting, auditing and financial reporting standards and practices applicable to domestic issuers and there may be less publicly available information about foreign issuers.

 24 Janus Income Funds prospectus

               - MARKET RISK. Foreign securities markets, particularly those of emerging market countries, may be less liquid and more volatile than domestic markets. Certain markets may require payment for securities before delivery and delays may be encountered in settling securities transactions. In some foreign markets, there may not be protection against failure by other parties to complete transactions.

               - TRANSACTION COSTS. Costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions.

MONEY MARKET FUNDS

               This section takes a closer look at the investment objective of each of the Money Market Funds, their principal investment strategies and certain risks of investing in the Funds. Strategies and policies that are noted as "fundamental" cannot be changed without a shareholder vote.

               Money market funds are subject to certain specific SEC rule requirements. Among other things, the Funds are limited to investing in U.S. dollar-denominated instruments with a remaining maturity of 397 days or less (as calculated pursuant to Rule 2a-7 under the 1940 Act).

               Janus Capital has purchased money market insurance for Janus Money Market Fund and Janus Tax-Exempt Money Market Fund that may protect them in the event of, among other things, a decrease in the value of a portfolio security due to the default or bankruptcy of the issuer. This insurance covers all securities in which the Funds invest, other than certain securities issued, guaranteed, or backed by the U.S. government. Although Janus Money Market Fund-Investor Shares and Janus Tax-Exempt Money Market Fund-Investor Shares seek to preserve the value of your investment at $1.00 per share, the insurance policy does not guarantee that a Fund will maintain a value of $1.00 per share. The policy became effective on September 30, 2001 and will expire on September 30, 2002 unless renewed.

                                               Janus Income Funds prospectus  25

INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES AND RISKS

               JANUS MONEY MARKET FUND
               Janus Money Market Fund seeks maximum current income to the extent consistent with stability of capital. It pursues its objective by investing primarily in high quality debt obligations and obligations of financial institutions. Debt obligations may include commercial paper, notes and bonds, and variable amount master demand notes. Obligations of financial institutions include certificates of deposit and time deposits.

               JANUS TAX-EXEMPT MONEY MARKET FUND
               Janus Tax-Exempt Money Market Fund seeks maximum current income that is exempt from federal income taxes to the extent consistent with stability of capital. It pursues its objective by investing primarily in short-term municipal securities whose interest is exempt from federal income taxes. As a fundamental policy, the Fund will invest, under normal circumstances, at least 80% of its net assets in short-term municipal securities whose interest is exempt from federal income taxes, including the federal alternative minimum tax. The Fund may invest up to 20% of its net assets in taxable securities and may invest without limit in cash and cash equivalents to the extent the portfolio manager cannot locate investment opportunities with desirable risk/reward characteristics.

               JANUS GOVERNMENT MONEY MARKET FUND
               Janus Government Money Market Fund seeks maximum current income to the extent consistent with stability of capital. It pursues its objective by investing exclusively in obligations issued and/or guaranteed as to principal and interest by the United States government or by its agencies and instrumentalities and repurchase agreements secured by such obligations.

 26 Janus Income Funds prospectus

COMMON INVESTMENT POLICIES

               Each of the Money Market Funds will:

               - invest in high quality, short-term money market instruments that present minimal credit risks, as determined by Janus
                 Capital

               - invest only in U.S. dollar-denominated instruments that have a remaining maturity of 397 days or less (as calculated pursuant to Rule 2a-7 under the 1940 Act)

               - maintain a dollar-weighted average portfolio maturity of 90 days or less

TYPES OF INVESTMENTS

               JANUS MONEY MARKET FUND

               Janus Money Market Fund invests primarily in:

               - high quality debt obligations

               - obligations of financial institutions

               This Fund may also invest (to a lesser degree) in:

               - U.S. Government Securities (securities issued or guaranteed by the U.S. government, its agencies and instrumentalities)

               - municipal securities

               DEBT OBLIGATIONS

               The Fund may invest in U.S. dollar denominated debt obligations. Debt obligations include:

               - commercial paper

               - notes and bonds

               - variable amount master demand notes (the payment obligations on these instruments may be backed by securities, swap agreements or other assets, by a guarantee of a third party or solely by the unsecured promise of the issuer to make payments when due)

                                               Janus Income Funds prospectus  27

               - privately issued commercial paper or other securities that are restricted as to disposition under the federal securities laws

               OBLIGATIONS OF FINANCIAL INSTITUTIONS

               Examples of obligations of financial institutions include:

               - negotiable certificates of deposit, bankers' acceptances, time deposits and other obligations of U.S. banks (including savings and loan associations) having total assets in excess of one billion dollars and U.S. branches of foreign banks having total assets in excess of ten billion dollars

               - Eurodollar and Yankee bank obligations (Eurodollar bank
                 obligations are dollar-denominated certificates of deposit or time deposits issued outside the U.S. capital markets by foreign branches of U.S. banks and by foreign banks. Yankee bank obligations are dollar-denominated obligations issued in the U.S. capital markets by foreign banks.)

               - other U.S. dollar-denominated obligations of foreign banks having total assets in excess of ten billion dollars that Janus Capital believes are of an investment quality comparable to obligations of U.S. banks in which the Fund may invest

               Foreign, Eurodollar (and, to a limited extent, Yankee) bank obligations are subject to certain sovereign risks. One such risk is the possibility that a foreign government might prevent dollar-denominated funds from flowing across its borders. Other risks include: adverse political and economic developments in a foreign country; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes; and expropriation or nationalization of foreign issuers.

               JANUS TAX-EXEMPT MONEY MARKET FUND

               As a fundamental policy, Janus Tax-Exempt Money Market Fund will invest, under normal circumstances, at least 80% of its net assets in short-term municipal securities whose interest is exempt

 28 Janus Income Funds prospectus
               from federal income taxes, including the federal alternative minimum tax. However, the Fund reserves the right to invest:

               - up to 20% of its net assets in securities whose interest is federally taxable

               - without limit in cash and cash equivalents, including
                 obligations that may be federally taxable (when its portfolio manager is unable to locate investment opportunities with desirable risk/reward characteristics)

               MUNICIPAL SECURITIES

               Municipal securities include:

               - municipal notes

               - short-term municipal bonds

               - participation interests in municipal securities

               At times, the Fund may invest more than 25% of its total assets in tax-exempt securities that are related in such a way that an economic, business, or political development or change affecting one such security could similarly affect the other securities. Examples include securities whose issuers are located in the same state, or securities whose interest is derived from revenues of similar type projects. The Fund may also invest more than 25% of its assets in industrial development bonds or participation interests therein.

               Yields on municipal securities are dependent on a variety of factors, including general market conditions, the size of a particular offering, the maturity of the obligation and the rating of the issue. Municipal securities investments may lose money if the municipal securities issuer does not pay principal and interest when due. Bankruptcy, insolvency and other laws affecting the rights and remedies of creditors may affect the issuer's ability to pay.

                                               Janus Income Funds prospectus  29

               MUNICIPAL LEASES

               The Fund may invest in municipal leases or participation interests therein. The issuing municipality's credit will not necessarily back a lease obligation. Interest on lease obligations may become taxable if the lease is assigned. The Fund may incur losses if the issuer does not appropriate funds for the lease payment on an annual basis.

               TAXABLE INVESTMENTS
               As discussed above, although the Fund will attempt to invest substantially all of its assets in municipal securities whose interest is exempt from federal income tax, the Fund may under certain circumstances invest in certain securities whose interest is subject to such taxation, as described under Janus Money Market Fund's investments.

               JANUS GOVERNMENT MONEY MARKET FUND

               Janus Government Money Market Fund invests exclusively in:

               - U.S. Government Securities

               - repurchase agreements secured by U.S. Government Securities

COMMON INVESTMENT TECHNIQUES

               The following is a description of other investment techniques that the Money Market Funds may each use:

               PARTICIPATION INTERESTS
               A participation interest gives a Money Market Fund a proportionate, undivided interest in underlying debt securities and usually carries a demand feature.

               DEMAND FEATURES
               Demand features give the Money Market Funds the right to resell securities at specified periods prior to their maturity dates. Demand features may shorten the life of a variable or floating rate

 30 Janus Income Funds prospectus
               security, enhance the instrument's credit quality and provide a source of liquidity.

               Demand features are often issued by third party financial institutions, generally domestic and foreign banks. Accordingly, the credit quality and liquidity of the Money Market Funds' investments may be dependent in part on the credit quality of the banks supporting the Money Market Funds' investments. This will result in exposure to risks pertaining to the banking industry, including the foreign banking industry. Brokerage firms and insurance companies also provide certain liquidity and credit support. A substantial portion of the Janus Tax-Exempt Money Market Fund's portfolio in particular may consist of securities backed by banks and other financial institutions, and thus adverse changes in the credit quality of these institutions could cause losses to the Fund and affect its share price.

               VARIABLE AND FLOATING RATE SECURITIES
               The Money Market Funds may invest in securities which have variable or floating rates of interest. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to an interest rate index or market interest rate. Variable and floating rate securities are subject to changes in value based on changes in market interest rates or changes in the issuer's or guarantor's creditworthiness.

               MORTGAGE- AND ASSET-BACKED SECURITIES
               The Money Market Funds may purchase fixed or variable rate mortgage-backed securities issued by Ginnie Mae, Fannie Mae, Freddie Mac, or other governmental or government-related entity. Janus Money Market Fund and Janus Tax-Exempt Money Market Fund may purchase other mortgage- and asset-backed securities including securities backed by automobile loans, equipment leases or credit card receivables.

               Unlike traditional debt instruments, payments on these securities include both interest and a partial payment of principal. Prepayments of the principal of underlying loans may shorten the

                                               Janus Income Funds prospectus  31
               effective maturities of these securities and may result in a Fund having to reinvest proceeds at a lower interest rate.

               REPURCHASE AGREEMENTS
               Each Money Market Fund may enter into collateralized repurchase agreements. Repurchase agreements are transactions in which a Fund purchases securities and simultaneously commits to resell those securities to the seller at an agreed-upon price on an agreed-upon future date. The repurchase price reflects a market rate of interest and is collateralized by cash or securities.

               If the seller of the securities underlying a repurchase agreement fails to pay the agreed resale price on the agreed delivery date, a Money Market Fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so.

 32 Janus Income Funds prospectus

                               JANUS INCOME FUNDS

                              Shareholder's Guide

                                           This section will help you
                                           become familiar with the
                                           different types of accounts
                                           you can establish with the
                                           Funds. It also explains in
                                           detail how to purchase,
                                           exchange and redeem shares, as
                                           well as account policies and
                                           fees that may apply to your
                                           account. Account policies
                                           (including fees), services and
                                           features may be modified or
                                           discontinued without
                                           shareholder approval or prior
                                           notice.

                                           [JANUS LOGO]

CERTAIN FUNDS MAY NOT BE AVAILABLE THROUGH YOUR FINANCIAL INTERMEDIARY OR PLAN SPONSOR. CONTACT YOUR FINANCIAL INTERMEDIARY OR PLAN SPONSOR, OR REFER TO YOUR PLAN DOCUMENTS FOR INSTRUCTIONS ON HOW TO PURCHASE, REDEEM OR EXCHANGE SHARES.

WITH CERTAIN LIMITED EXCEPTIONS, THE FUNDS ARE AVAILABLE ONLY TO U.S. CITIZENS OR RESIDENTS.

PRICING OF FUND SHARES

               All purchases, sales and exchanges will be processed at the NAV next calculated after your request is received and accepted by a Fund (or a Fund's agent), minus any applicable redemption fee taken from your redemption proceeds for transactions in Janus High-Yield Fund. A Fund's NAV is calculated at the close of the regular trading session of the NYSE (normally 4:00 p.m. New York time) each day that the NYSE is open (and, in the case of the Money Market Funds, the Federal Reserve Banks are also open) except that Janus Government Money Market Fund's NAV is normally calculated at 5:00 p.m. (New York time) on such days. The NAV of Fund shares is not determined on days the NYSE is closed. In addition, the NAV of Money Market Fund shares is not determined when the Federal Reserve Banks are closed. In order to receive a day's price, your financial intermediary or plan sponsor must receive your order by the close of the regular trading session of the NYSE. Securities are valued at market value or, if a market quotation is not readily available, at their fair value determined in good faith under procedures established by and under the supervision of the Trustees. Short-term instruments maturing within 60 days are valued at amortized cost, which approximates market value.

               The Fixed-Income Funds' portfolio securities are valued at market value or, if a market quotation is not readily available, at their fair value determined in good faith under procedures established by and under the supervision of the Trustees. Short-term instruments

 34 Shareholder's Guide
               maturing within 60 days are valued at amortized cost, which approximates market value.

               The Money Market Funds' portfolio securities are valued at their amortized cost. Amortized cost valuation involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity (or such other date as permitted by Rule 2a-7) of any discount or premium. If fluctuating interest rates cause the market value of a Fund's portfolio to deviate more than 1/2 of 1% from the value determined on the basis of amortized cost, the Trustees will consider whether any action, such as adjusting the Shares' NAV to reflect current market conditions, should be initiated to prevent any material dilutive effect on shareholders.

If you hold a Fund account through a financial intermediary or plan sponsor, all purchases, exchanges, redemptions or other account activity must be processed through your financial intermediary or plan sponsor. Your financial intermediary or plan sponsor is responsible for promptly transmitting purchase, redemption and other requests to the Funds under the arrangements made between your financial intermediary or plan sponsor and its customers. The Funds are not responsible for the failure of any financial intermediary or plan sponsor to carry out its obligations to its customers.

PURCHASES

               Contact your financial intermediary or plan sponsor, or refer to your plan documents for information on how to invest in each Fund, including any minimum initial or subsequent investment requirements.

               The following information applies to purchase orders for the Money Market Funds from financial intermediaries or plan sponsors to Janus. Check with your financial intermediary or plan sponsor directly for deadlines for purchase orders from you to your financial intermediary or plan sponsor. Requests to purchase received from a financial intermediary or plan sponsor before 3:00 p.m. (New York time) for Janus Money Market Fund, 5:00 p.m., for Janus Government Money Market Fund, and

                                                         Shareholder's Guide  35

               12:00 p.m. for Janus Tax-Exempt Money Market Fund on a bank business day (a day when both the New York Stock Exchange ("NYSE") and the Federal Reserve Banks are open) will receive dividends declared on the purchase date. In addition, the Funds' transfer agent must receive payment from the financial intermediary or plan sponsor in federal funds by 6:00 p.m. (New York time). The Funds also reserve the right to require purchase requests and payments from the financial intermediary or plan sponsor prior to these times on days when the bond market or NYSE close early. Purchase orders received after these times will receive the dividend declared the following day.

               Each Fund may refuse any specific purchase order, including exchange purchases, for any reason. For example, purchase orders may be refused if a Fund would be unable to invest the money effectively in accordance with its investment policies or would otherwise be adversely affected due to the size of the transaction, frequency of trading or other factors.

EXCHANGES

               Contact your financial intermediary or plan sponsor, or consult your plan documents to exchange into other Funds in Janus Investment Fund. Be sure to read the prospectus of the Fund into which you are exchanging. An exchange is a taxable transaction (except for qualified plan accounts).

               - You may exchange shares of a Fund only for shares of another
                 Fund in Janus Investment Fund offered through your financial intermediary or plan sponsor.

               - You must meet the minimum investment amount for each Fund.

               - An exchange from Janus High-Yield Fund of shares held 90 days or less may be subject to the Fund's 1.00% redemption fee. This fee is paid to the Fund rather than Janus Capital, and is designed to offset the brokerage commissions, market impact, and other costs associated with changes in the Fund's asset level and cash flow due to short-term trading. If you bought shares on different days, the shares you held the longest will be

 36 Shareholder's Guide
                 redeemed first for purposes of determining whether the redemption fee applies. The redemption fee does not apply to any shares purchased through: (1) certain qualified plans; (2) certain broker wrap fee programs; and (3) reinvested distributions (dividends and capital gains). Janus Capital reserves the right to waive the redemption fee in other circumstances at its discretion.

               - If you are exchanging into a closed Fund, you may be required to demonstrate eligibility to purchase shares of that Fund.

               - The exchange privilege is not intended as a vehicle for short-
                 term or excessive trading. The Funds do not permit frequent trading or market timing. Excessive exchanges of Fund shares disrupt portfolio management and drive Fund expenses higher. Your financial intermediary or plan sponsor may suspend or terminate your exchange privilege if you engage in an excessive pattern of exchanges.

REDEMPTIONS

               Please contact your financial intermediary or plan sponsor, or refer to the appropriate plan documents for details including any restrictions on redemptions, redemption charges, redemption in kind, automatic redemption and delays in honoring redemption requests.

               Shares of the Funds may be redeemed on any business day. Redemptions are processed at the NAV next calculated after receipt and acceptance of the redemption order by the Fund or its agent. Redemption proceeds will normally be wired to your financial intermediary or plan sponsor the business day following receipt of the redemption order, but in no event later than seven days after receipt of such order.

               As discussed under "Exchanges," Janus High-Yield Fund will deduct a redemption fee of 1.00% from your redemption proceeds if you sell shares you have held 90 days or less. Your shares will be sold at the NAV next calculated after your order is received in proper form, minus the redemption fee, if applicable.

                                                         Shareholder's Guide  37

               The following information applies to redemption orders for the Money Market Fund from financial intermediaries or plan sponsors to Janus. Check with your financial intermediary or plan sponsor directly for deadlines for redemption orders from you to your financial intermediary or plan sponsor. If a request for a redemption is received from a financial intermediary or plan sponsor by 3:00 p.m. (New York time) for Janus Money Market Fund, 5:00 p.m. for Janus Government Money Market Fund and 12:00 p.m. for Janus Tax-Exempt Money Market Fund on a bank business day, Shares will be redeemed and the redemption amount wired in federal funds to the financial intermediary or plan sponsor account that day. After these times, a redemption request will be processed at that day's NAV and will include that day's dividends, but generally will not be wired until the next bank business day. The Funds reserve the right to require redemption requests prior to these times on days when the bond market or NYSE close early.

TAX-DEFERRED ACCOUNTS

               If you are eligible and your financial intermediary or plan sponsor provides this option, you may set up one or more tax-deferred accounts. A tax-deferred account allows you to shelter your investment income and capital gains from current income taxes. A contribution to certain of these plans may also be tax deductible. Investors should consult their tax adviser or legal counsel before selecting a tax-deferred account.

EXCESSIVE TRADING POLICY

               Frequent trades into or out of a Fund can disrupt portfolio investment strategies and increase Fund expenses for all Fund shareholders, including long-term shareholders who do not generate these costs. The Funds are not intended for market timing or excessive trading. The Funds and their agents may reject any purchase request (including exchange purchases if permitted by your financial intermediary or plan sponsor) by any investor or group of investors indefinitely if they believe that any combination of trading activity is attributable to market timing or is otherwise

 38 Shareholder's Guide
               excessive or potentially disruptive to the Fund. The Funds may refuse purchase orders (including exchange purchases) for any reason without prior notice, particularly orders that the Funds believe are made on behalf of market timers.

               The trading history of accounts under common ownership or control may be considered in enforcing these policies. Transactions placed through the same financial intermediary or plan sponsor on an omnibus basis may be deemed part of a group for the purpose of this policy and may be rejected in whole or in part by a Fund. Transactions accepted by your financial intermediary or plan sponsor in violation of our excessive trading policy are not deemed accepted by the Funds and may be cancelled or revoked by the Funds on the next business day following receipt by your financial intermediary or plan sponsor.

SHAREHOLDER ACCOUNT POLICIES

               TRANSACTIONS THROUGH FINANCIAL INTERMEDIARIES

               Fund shares purchased or sold through a financial intermediary or plan sponsor may be subject to a fee and may require different minimum initial and subsequent investments than Fund shares purchased directly from Janus. Financial intermediaries or plan sponsors may also impose other charges or restrictions different from those applicable to shareholders who invest in the Funds directly. A financial intermediary or plan sponsor, rather than its customers, may be the shareholder of record of your shares. The Funds are not responsible for the failure of any financial intermediary or plan sponsor to carry out its obligations to its customers. Certain financial intermediaries and plan sponsors may receive compensation from Janus Capital or its affiliates, and certain financial intermediaries and plan sponsors may receive compensation from the Funds for shareholder recordkeeping and similar services.

                                                         Shareholder's Guide  39

               STATEMENTS AND REPORTS

               Your financial intermediary or plan sponsor will send you periodic statements of all transactions, as required by applicable law. The Funds distribute dividend information annually.

               You will receive annual and semiannual reports including the financial statements of the Funds that you have authorized for investment through your financial intermediary or plan sponsor. These reports show each Fund's investments and the market value of such investments, as well as other information about each Fund and its operations. The Trust's fiscal year ends October 31.

 40 Shareholder's Guide

MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

INVESTMENT ADVISER

               Janus Capital Corporation, 100 Fillmore Street, Denver, Colorado 80206-4928, is the investment adviser to each of the Funds and is responsible for the day-to-day management of their investment portfolios and other business affairs of the Funds.

               Janus Capital began serving as investment adviser to Janus Fund in 1970 and currently serves as investment adviser to all of the Janus funds, acts as sub-adviser for a number of private-label mutual funds and provides separate account advisory services for institutional accounts.

               Janus Capital furnishes continuous advice and recommendations concerning the Funds' investments. Janus Capital also furnishes certain administrative, compliance and accounting services for the Funds, and may be reimbursed by the Fixed-Income Funds for its costs in providing those services. In addition, Janus Capital employees serve as officers of the Trust and Janus Capital provides office space for the Funds and pays the salaries, fees and expenses of all Fund officers and those Trustees who are affiliated with Janus Capital. (Janus Capital provides these services to the Money Market Funds pursuant to an Administration Agreement as described in the SAI.)

MANAGEMENT EXPENSES

               Each Fund pays Janus Capital a management fee which is calculated daily and paid monthly. Each Funds' advisory agreement spells out the management fee and other expenses that the Funds must pay.

                                               Janus Income Funds prospectus  41

               Each Fund incurs expenses not assumed by Janus Capital, including transfer agent and custodian fees and expenses, legal and auditing fees, printing and mailing costs of sending reports and other information to existing shareholders, and independent Trustees' fees and expenses. For the most recent fiscal year, each Fund paid Janus Capital the following management fees (net of any fee waivers or reductions) based upon each Fund's average net assets:

                                                                       Management Fee
                                                                   (for Fiscal Year Ended
                                                                    October 31, 2001)(1)
               Janus Flexible Income Fund                                  0.58%
               Janus Federal Tax-Exempt Fund                               0.23%
               Janus High-Yield Fund                                       0.73%
               Janus Short-Term Bond Fund                                  0.32%
               Janus Money Market Fund                                     0.10%
               Janus Tax-Exempt Money Market Fund                          0.10%
               Janus Government Money Market Fund                          0.10%

               (1) For each Fund, Janus Capital has agreed to waive or reduce a portion of its management fee. Janus Capital has agreed to continue such waivers and reductions until at least the next annual renewal of the advisory agreements. You will be notified of any change in this limit.

               New investment advisory agreements approved at a special meeting of shareholders on January 31, 2002, that are the same in all material respects as the current advisory agreements, will be effective on or about March 28, 2002.

 42 Janus Income Funds prospectus

PORTFOLIO MANAGERS

SHARON S. PICHLER
--------------------------------------------------------------------------------
                   is Executive Vice President and Portfolio Manager of Janus Money Market Fund and Janus Tax-Exempt Money Market Fund, which she has managed since inception. Ms. Pichler is also Executive Vice President and Portfolio Manager of Janus Federal Tax-Exempt Fund, which she has managed since
                   January 2001. She is also Portfolio Manager of other Janus accounts. She has also served as Portfolio Manager of Janus Government Money Market Fund from inception to
                   February 1999. She holds a Bachelor of Arts degree in Economics from Michigan State University and a Master's degree in Business Administration from the University of Texas at San Antonio. Ms. Pichler has earned the right to use the Chartered Financial Analyst designation.

SANDY R. RUFENACHT
--------------------------------------------------------------------------------
                   is Executive Vice President and Portfolio Manager of Janus Short-Term Bond Fund and Janus High-Yield Fund. He has managed Janus Short-Term Bond Fund since January 1996 and has served as a Portfolio Manager or a Co-Manager of Janus High-Yield Fund since June 1996. He served as Executive
                   Vice President and a Co-Manager of Janus Flexible Income
                   Fund from June 1996 to February 1998. Mr. Rufenacht is also Portfolio Manager of other Janus accounts. He holds a Bachelor of Arts degree in Business from the University of Northern Colorado.

                                               Janus Income Funds prospectus  43

RONALD V. SPEAKER
--------------------------------------------------------------------------------
                   is Executive Vice President and Portfolio Manager of Janus Flexible Income Fund, which he has managed or co-managed since December 1991. He served as a Co-Manager of Janus High-Yield Fund from inception to February 1998 and as a Portfolio Manager of Janus Short-Term Bond Fund and Janus Federal Tax-Exempt Fund from their inception through December 1995. Mr. Speaker is also Portfolio Manager of other Janus accounts. He holds a Bachelor of Arts degree in Finance from the University of Colorado. Mr. Speaker has earned the right to use the Chartered Financial
                   Analyst designation.

J. ERIC THORDERSON
--------------------------------------------------------------------------------
                   is Executive Vice President and Portfolio Manager of Janus Government Money Market Fund, which he has managed since February 1999. Mr. Thorderson is also Portfolio Manager of other Janus accounts. He joined Janus Capital in May 1996 as a money market analyst. Prior to joining Janus Capital, he was a Portfolio Manager for USAA Investment Management Company from 1991 to 1996. Mr. Thorderson holds a Bachelor of Arts degree in Business Administration from Wayne State University and a Master's degree in Business
                   Administration from the University of Illinois. Mr. Thorderson has earned the right to use the Chartered Financial Analyst designation.

 44 Janus Income Funds prospectus

OTHER INFORMATION
--------------------------------------------------------------------------------

               CLASSES OF SHARES

               Each of the Money Market Funds currently offers three classes of shares. This Prospectus only describes the Investor Shares of the Money Market Funds which are available to the general public. Institutional Shares of the Money Market Funds are available only to institutional clients, including corporations, foundations and trusts, and individuals meeting certain initial investment requirements. A third class of shares, Service Shares of the Money Market Funds are available only to banks and other financial institutions that meet minimum investment requirements in connection with trust accounts, cash management programs and similar programs. If you would like additional information, please call 1-800-29JANUS.

               SIZE OF FUNDS

               The Funds may discontinue sales of their shares if management and the Trustees believe that continued sales may adversely affect a Fund's ability to achieve its investment objective. If sales of a Fund are discontinued, it is expected that existing plan participants and other shareholders invested in that Fund would be permitted to continue to purchase shares and to reinvest any dividends or capital gains distributions, absent highly unusual circumstances.

               DISTRIBUTION OF THE FUNDS

               The Funds are distributed by Janus Distributors, Inc., which is a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com or the Public Disclosure Hotline at 800-289-9999. An investor brochure containing information describing the Public Disclosure Program is available from NASD Regulation, Inc.

                                               Janus Income Funds prospectus  45

DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

DISTRIBUTIONS

               To avoid taxation of the Funds, the Internal Revenue Code requires each Fund to distribute net income and any net capital gains realized on its investments annually. A Fund's income from dividends and interest and any net realized short-term gains are paid to shareholders as ordinary income dividends. Net realized long-term gains are paid to shareholders as capital gains distributions.

FIXED-INCOME FUNDS

               Income dividends for the Fixed-Income Funds are declared daily, Saturdays, Sundays and holidays included, and are generally distributed as of the last business day of each month. If a month begins on a Saturday, Sunday or holiday, dividends for those days are distributed at the end of the preceding month. You will begin accruing income dividends the day after your purchase is processed by the Funds or their agent. If shares are redeemed, you will receive all dividends accrued through the day your redemption is processed by the Funds or their agent. Capital gains, if any, are declared and distributed in December.

               HOW DISTRIBUTIONS AFFECT A FUND'S NAV

               Distributions, other than daily income dividends, are paid to shareholders as of the record date of a distribution of a Fund, regardless of how long the shares have been held. Undistributed income and realized gains are included in each Fund's daily NAV. The share price of a Fund drops by the amount of the distribution, net of any subsequent market fluctuations. As an example, assume that on December 31, Janus Flexible Income Fund declared a dividend in the amount of $0.25 per share. If Janus Flexible Income Fund's share price was $10.00 on December 30, the Fund's share price on December 31 would be $9.75, barring market fluctuations. Shareholders should be aware that distributions from a taxable mutual fund are not value-enhancing and may create income tax obligations. Capital gains

 46 Janus Income Funds prospectus
               distributions, if any, from Janus Federal Tax-Exempt Fund will also be taxable.

               "BUYING A DIVIDEND"

               If you purchase shares of a Fund just before the distribution, you will pay the full price for the shares and receive a portion of the purchase price back as a taxable distribution. This is referred to as "buying a dividend." In the above example, if you bought shares on December 30, you would have paid $10.00 per share. On December 31, the Fund would pay you $0.25 per share as a dividend and your shares would now be worth $9.75 per share. Unless your account is set up as a tax-deferred account, dividends paid to you would be included in your gross income for tax purposes, even though you may not have participated in the increase in NAV of the Fund, whether or not you reinvested the dividends.

MONEY MARKET FUNDS

               For the Money Market Funds, dividends representing substantially all of the net investment income and any net realized gains on sales of securities are declared daily, Saturdays, Sundays and holidays included, and distributed on the last business day of each month. If a month begins on a Saturday, Sunday or holiday, dividends for those days are declared at the end of the preceding month and distributed on the first business day of the month.

               Shares of the Money Market Funds purchased by wire on a day on which the Funds calculate their net asset value and the Federal Reserve Banks are open ("bank business day") will receive that day's dividend if the purchase is effected prior to 3:00 p.m. (New York time) for Janus Money Market Fund, 5:00 p.m. for Janus Government Money Market Fund and 12:00 p.m. for Janus Tax-Exempt Money Market Fund. Otherwise, such Shares begin to accrue dividends on the following bank business day. Purchase orders accompanied by a check or other negotiable bank draft will be accepted and effected as of 4:00 p.m. (New York time) (5:00 p.m. for Janus Government Money Market Fund), on the

                                               Janus Income Funds prospectus  47
               business day of receipt and such Shares will begin to accrue dividends on the first bank business day following receipt of the order.

               Redemption orders effected on any particular day will generally receive dividends declared through the day of redemption. However, redemptions made by wire which are received prior to 3:00 p.m. (New York time) for the Janus Money Market Fund, 5:00 p.m. for Janus Government Money Market Fund and 12:00 p.m. for Janus Tax-Exempt Money Market Fund on a bank business day will result in Shares being redeemed that day. Proceeds of such a redemption will normally be sent to the predesignated account on that day, and that day's dividend will not be received. Requests for redemptions made by wire which are received after these times will be processed on that day and receive that day's dividend, but will not be wired until the following bank business day.

               The Funds reserve the right to require purchase and redemption requests and payments prior to these times on days when the bond market or NYSE close early.

TAXES

               As with any investment, you should consider the tax consequences of investing in the Funds. Any time you sell or exchange shares of a Fund in a taxable account, it is considered a taxable event. Depending on the purchase price and the sale price, you may have a gain or loss on the transaction. Any tax liabilities generated by your transactions are your responsibility.

               The following discussion does not apply to tax-deferred accounts, nor is it a complete analysis of the federal tax implications of investing in the Funds. You should consult your own tax adviser if you have any questions. Additionally, state or local taxes may apply to your investment, depending upon the laws of your state of residence.

 48 Janus Income Funds prospectus

               TAXES ON DISTRIBUTIONS
               Janus Federal Tax-Exempt Fund and Janus Tax-Exempt Money Market Fund anticipate that substantially all their income dividends will be exempt from federal income tax, although either Fund may occasionally earn income on taxable investments and dividends attributable to that income would be taxable. These distributions may be subject to state and local income tax. In addition, interest from certain private activity bonds is a preference item for purposes of the alternative minimum tax, and to the extent a Fund earns such income, shareholders subject to the alternative minimum tax must include that income as a preference item. Distributions from capital gains, if any, are subject to federal tax. The Funds will advise shareholders of the percentage of dividends, if any, subject to any federal tax.

               Dividends and distributions for all of the other Funds are subject to federal income tax, regardless of whether the distribution is made in cash or reinvested in additional shares of a Fund. Distributions may be taxable at different rates depending on the length of time a Fund holds a security. In certain states, a portion of the dividends and distributions (depending on the sources of a Fund's income) may be exempt from state and local taxes. Information regarding the tax status of income dividends and capital gains distributions will be mailed to shareholders on or before January 31st of each year. Account tax information will also be sent to the IRS.

               TAXATION OF THE FUNDS
               Dividends, interest, and some capital gains received by the Funds on foreign securities may be subject to tax withholding or other foreign taxes. The Funds may from year to year make the election permitted under section 853 of the Internal Revenue Code to pass through such taxes to shareholders as a foreign tax credit. If such an election is not made, any foreign taxes paid or accrued will represent an expense to the Funds.

               The Funds do not expect to pay federal income or excise taxes because they intend to meet certain requirements of the Internal

                                               Janus Income Funds prospectus  49

               Revenue Code. It is important that the Funds meet these requirements so that any earnings on your investment will not be taxed twice.

 50 Janus Income Funds prospectus

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

               The financial highlights tables are intended to help you understand the Funds' financial performance for the past 5 years through October 31st of each fiscal year shown. Items 1 through "Net asset value, end of period" reflect financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in each of the Funds (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Funds' financial statements, is included in the Annual Report, which is available upon request and incorporated by reference into the SAI.

                                               Janus Income Funds prospectus  51

JANUS FLEXIBLE INCOME FUND
----------------------------------------------------------------------------------------
                                                      Years ended October 31st
                                              2001     2000     1999     1998     1997
  1. NET ASSET VALUE, BEGINNING OF PERIOD     $8.99    $9.35     $9.91   $10.00    $9.65
     INCOME FROM INVESTMENT OPERATIONS:
  2. Net investment income                     0.58     0.65      0.63     0.67     0.69
  3. Net gains or (losses) on securities
     (both realized and unrealized)            0.50   (0.35)    (0.45)     0.12     0.37
  4. Total from investment operations          1.08     0.30      0.18     0.79     1.06
     LESS DISTRIBUTIONS:
  5. Dividends (from net investment income)  (0.58)   (0.66)(1) (0.63)   (0.67)   (0.69)
  6. Distributions (from capital gains)          --       --        --   (0.21)   (0.02)
  7. Distributions (in excess of capital
     gains)                                      --       --    (0.11)       --       --
  8. Total distributions                     (0.58)   (0.66)    (0.74)   (0.88)   (0.71)
  9. NET ASSET VALUE, END OF PERIOD           $9.49    $8.99     $9.35    $9.91   $10.00
 10. Total return                            12.41%    3.31%     1.75%    8.14%   11.48%
 11. Net assets, end of period (in
     millions)                               $1,326   $1,080    $1,279   $1,104     $727
 12. Average net assets for the period (in
     millions)                               $1,147   $1,138    $1,266    $ 893     $656
 13. Ratio of gross expenses to average net
     assets                                   0.79%    0.81%     0.82%    0.84%    0.87%
 14. Ratio of net expenses to average net
     assets                                   0.77%    0.79%     0.81%    0.82%    0.86%
 15. Ratio of net investment income to
     average net assets                       6.33%    7.31%     6.54%    6.68%    7.10%
 16. Portfolio turnover rate                   284%     173%      119%     148%     207%
----------------------------------------------------------------------------------------

(1) Dividends (from net investment income) includes tax return of capital, less than $0.01 per share.

 52 Janus Income Funds prospectus

JANUS FEDERAL TAX-EXEMPT FUND
-------------------------------------------------------------------------------------------
                                                          Years ended October 31st
                                                  2001     2000     1999     1998     1997
  1. NET ASSET VALUE, BEGINNING OF PERIOD         $6.74    $6.66    $7.27    $7.09    $6.92
     INCOME FROM INVESTMENT OPERATIONS:
  2. Net investment income                         0.31     0.34     0.34     0.34     0.35
  3. Net gains or (losses) on securities (both
     realized and unrealized)                      0.27     0.08   (0.61)     0.18     0.17
  4. Total from investment operations              0.58     0.42   (0.27)     0.52     0.52
     LESS DISTRIBUTIONS:
  5. Dividends (from net investment income)      (0.31)   (0.34)   (0.34)   (0.34)   (0.35)
  6. Distributions (from capital gains)              --       --       --       --       --
  7. Total distributions                         (0.31)   (0.34)   (0.34)   (0.34)   (0.35)
  8. NET ASSET VALUE, END OF PERIOD               $7.01    $6.74    $6.66    $7.27    $7.09
  9. Total return                                 8.80%    6.47%   (4.04%)   7.65%    7.72%
 10. Net assets, end of period (in millions)       $129      $80      $96      $92      $62
 11. Average net assets for the period (in
     millions)                                     $105      $78     $102      $74      $54
 12. Ratio of gross expenses to average net
     assets(1)                                    0.68%    0.67%    0.66%    0.67%    0.66%
 13. Ratio of net expenses to average net
     assets                                       0.65%    0.65%    0.65%    0.65%    0.65%
 14. Ratio of net investment income to average
     net assets                                   4.50%    5.09%    4.79%    4.76%    5.00%
 15. Portfolio turnover rate                        60%     115%      62%     227%     304%
-------------------------------------------------------------------------------------------

(1) The ratio was 1.05% in 2001, 1.02% in 2000, 1.01% in 1999, 0.99% in 1998 and
    1.11% in 1997 before waiver of certain fees incurred by the Fund.

                                               Janus Income Funds prospectus  53

JANUS HIGH-YIELD FUND
----------------------------------------------------------------------------------------
                                                      Years ended October 31st
                                             2001      2000      1999     1998     1997
  1. NET ASSET VALUE, BEGINNING OF PERIOD    $9.84    $10.03    $10.25   $11.83   $11.12
     INCOME FROM INVESTMENT OPERATIONS:
  2. Net investment income                    0.78      0.86      0.89     0.90     0.97
  3. Net gains or (losses) on securities
     (both realized and unrealized)         (0.56)    (0.19)    (0.22)   (1.02)     0.82
  4. Total from investment operations         0.22      0.67      0.67   (0.12)     1.79
     LESS DISTRIBUTIONS:
  5. Dividends (from net investment
     income)                                (0.78)(1) (0.86)(1) (0.89)   (0.90)   (0.97)
  6. Distributions (from capital gains)         --        --        --   (0.56)   (0.11)
  7. Total distributions                    (0.78)    (0.86)    (0.89)   (1.46)   (1.08)
  8. NET ASSET VALUE, END OF PERIOD          $9.28     $9.84    $10.03   $10.25   $11.83
  9. Total return                            2.23%     6.72%     6.34%   (1.45%)  16.94%
 10. Net assets, end of period (in
     millions)                                $409      $300      $264     $268     $301
 11. Average net assets for the period (in
     millions)                                $382      $286      $297     $381     $266
 12. Ratio of gross expenses to average
     net assets(2)                           1.03%     1.03%     1.02%    0.99%    1.03%
 13. Ratio of net expenses to average net
     assets                                  0.99%     1.00%     1.00%    0.96%    1.00%
 14. Ratio of net investment income to
     average net assets                      8.04%     8.43%     8.48%    7.85%    8.45%
 15. Portfolio turnover rate                  358%      295%      310%     336%     404%
----------------------------------------------------------------------------------------

(1) Dividends (from net investment income) includes tax return of capital, less than $0.01 per share.
(2) The ratio was 1.05% in 2000, 1.05% in 1999 and 1.04% in 1997 before waiver of certain fees incurred by the Fund.

 54 Janus Income Funds prospectus

JANUS SHORT-TERM BOND FUND
--------------------------------------------------------------------------------------------
                                                           Years ended October 31st
                                                    2001     2000     1999     1998    1997
  1. NET ASSET VALUE, BEGINNING OF PERIOD           $2.86    $2.83    $2.91    $2.90   $2.86
     INCOME FROM INVESTMENT OPERATIONS:
  2. Net investment income                           0.14     0.16     0.16     0.17    0.17
  3. Net gains or (losses) on securities (both
     realized and unrealized)                        0.11     0.03   (0.08)     0.01    0.04
  4. Total from investment operations                0.25     0.19     0.08     0.18    0.21
     LESS DISTRIBUTIONS:
  5. Dividends (from net investment income)        (0.14)   (0.16)   (0.16)   (0.17)  (0.17)
  6. Distributions (from capital gains)                --       --       --       --      --
  7. Total distributions                           (0.14)   (0.16)   (0.16)   (0.17)  (0.17)
  8. NET ASSET VALUE, END OF PERIOD                 $2.97    $2.86    $2.83    $2.91   $2.90
  9. Total return                                   9.50%    6.65%    2.82%    6.49%   7.70%
 10. Net assets, end of period (in millions)         $524     $140     $139     $141     $58
 11. Average net assets for the period (in
     millions)                                       $285     $129     $136      $90     $48
 12. Ratio of gross expenses to average net
     assets(1)                                      0.66%    0.66%    0.66%    0.67%   0.67%
 13. Ratio of net expenses to average net assets    0.65%    0.65%    0.65%    0.65%   0.65%
 14. Ratio of net investment income to average
     net assets                                     4.70%    5.74%    5.59%    5.91%   6.03%
 15. Portfolio turnover rate                         201%     134%     101%     101%    133%
--------------------------------------------------------------------------------------------

(1) The ratio was 0.98% in 2001, 1.03% in 2000, 1.03% in 1999, 1.06% in 1998 and
    1.20% in 1997 before waiver of certain fees incurred by the Fund.

                                               Janus Income Funds prospectus  55

JANUS MONEY MARKET FUND - INVESTOR SHARES
---------------------------------------------------------------------------------------------
                                                            Years ended October 31st
                                                     2001     2000     1999     1998    1997
  1. NET ASSET VALUE, BEGINNING OF PERIOD            $1.00    $1.00    $1.00    $1.00   $1.00
     INCOME FROM INVESTMENT OPERATIONS:
  2. Net investment income                            0.04     0.06     0.05     0.05    0.05
  3. Total from investment operations                 0.04     0.06     0.05     0.05    0.05
     LESS DIVIDENDS AND DISTRIBUTIONS:
  4. Dividends (from net investment income)         (0.04)   (0.06)   (0.05)   (0.05)  (0.05)
  5. Total dividends and distributions              (0.04)   (0.06)   (0.05)   (0.05)  (0.05)
  6. NET ASSET VALUE, END OF PERIOD                  $1.00    $1.00    $1.00    $1.00   $1.00
  7. Total return                                    4.52%    5.88%    4.69%    5.25%   5.23%
  8. Net assets, end of period (in millions)        $3,614   $3,166   $2,309   $1,492  $1,033
  9. Average net assets for the period (in
     millions)                                      $3,630   $2,982   $1,809   $1,124    $883
 10. Ratio of expenses to average net assets(1)      0.60%    0.60%    0.60%    0.60%   0.60%
 11. Ratio of net investment income to average net
     assets                                          4.43%    5.77%    4.61%    5.13%   5.09%
---------------------------------------------------------------------------------------------

(1) The ratio was 0.70% before the reduction of certain fees and expenses excluding trustee fees and expenses, audit fees and interest expense incurred by the Fund.

 56 Janus Income Funds prospectus

JANUS TAX-EXEMPT MONEY MARKET FUND - INVESTOR SHARES
----------------------------------------------------------------------------------------
                                                         Years ended October 31st
                                                   2001    2000    1999    1998    1997
  1. NET ASSET VALUE, BEGINNING OF PERIOD          $1.00   $1.00   $1.00   $1.00   $1.00
     INCOME FROM INVESTMENT OPERATIONS:
  2. Net investment income                          0.03    0.04    0.03    0.03    0.03
  3. Total from investment operations               0.03    0.04    0.03    0.03    0.03
     LESS DIVIDENDS AND DISTRIBUTIONS:
  4. Dividends (from net investment income)       (0.03)  (0.04)  (0.03)  (0.03)  (0.03)
  5. Total dividends and distributions            (0.03)  (0.04)  (0.03)  (0.03)  (0.03)
  6. NET ASSET VALUE, END OF PERIOD                $1.00   $1.00   $1.00   $1.00   $1.00
  7. Total return                                  2.84%   3.58%   2.83%   3.23%   3.20%
  8. Net assets, end of period (in millions)        $206    $171    $147    $105     $81
  9. Average net assets for the period (in
     millions)                                      $191    $168    $123    $ 91     $76
 10. Ratio of expenses to average net assets(1)    0.61%   0.60%   0.60%   0.60%   0.60%
 11. Ratio of net investment income to average
     net assets                                    2.79%   3.53%   2.80%   3.16%   3.14%
----------------------------------------------------------------------------------------

(1) The ratio was 0.71% in 2001 and 0.70% in 1997 through 2000 before the reduction of certain fees and expenses excluding trustee fees and expenses, audit fees and interest expense incurred by the Fund.

                                               Janus Income Funds prospectus  57

JANUS GOVERNMENT MONEY MARKET FUND - INVESTOR SHARES
----------------------------------------------------------------------------------------
                                                         Years ended October 31st
                                                   2001    2000    1999    1998    1997
  1. NET ASSET VALUE, BEGINNING OF PERIOD          $1.00   $1.00   $1.00   $1.00   $1.00
     INCOME FROM INVESTMENT OPERATIONS:
  2. Net investment income                          0.04    0.06    0.04    0.05    0.05
  3. Total from investment operations               0.04    0.06    0.04    0.05    0.05
     LESS DIVIDENDS AND DISTRIBUTIONS:
  4. Dividends (from net investment income)       (0.04)  (0.06)  (0.04)  (0.05)  (0.05)
  5. Distributions (from capital gains)               --      --      --      --      --
  6. Total dividends and distributions            (0.04)  (0.06)  (0.04)  (0.05)  (0.05)
  7. NET ASSET VALUE, END OF PERIOD                $1.00   $1.00   $1.00   $1.00   $1.00
  8. Total return                                  4.47%   5.76%   4.56%   5.12%   5.11%
  9. Net assets, end of period (in millions)        $471    $330    $361    $213    $132
 10. Average net assets for the period (in
     millions)                                      $403    $341    $231    $151    $113
 11. Ratio of expenses to average net assets(1)    0.60%   0.60%   0.60%   0.60%   0.60%
 12. Ratio of net investment income to average
     net assets                                    4.25%   5.61%   4.50%   5.01%   5.42%
----------------------------------------------------------------------------------------

(1) The ratio was 0.70% before the reduction of certain fees and expenses excluding trustee fees and expenses, audit fees and interest expense incurred by the Fund.

 58 Janus Income Funds prospectus

GLOSSARY OF INVESTMENT TERMS
--------------------------------------------------------------------------------

               This glossary provides a more detailed description of some of the types of securities, investment strategies and other instruments in which the Fixed-Income Funds may invest. The Fixed-Income Funds may invest in these instruments to the extent permitted by their investment objectives and policies. The Fixed-Income Funds are not limited by this discussion and may invest in any other types of instruments not precluded by the policies discussed elsewhere in this Prospectus.

I. EQUITY AND DEBT SECURITIES

               BONDS are debt securities issued by a company, municipality, government or government agency. The issuer of a bond is required to pay the holder the amount of the loan (or par value of the bond) at a specified maturity and to make scheduled interest payments.

               CERTIFICATES OF PARTICIPATION ("COPS") are certificates representing an interest in a pool of securities. Holders are entitled to a proportionate interest in the underlying securities. Municipal lease obligations are often sold in the form of COPs. See "Municipal lease obligations" below.

               COMMERCIAL PAPER is a short-term debt obligation with a maturity ranging from 1 to 270 days issued by banks, corporations and other borrowers to investors seeking to invest idle cash. The Funds may purchase commercial paper issued in private placements under Section 4(2) of the Securities Act of 1933.

               COMMON STOCKS are equity securities representing shares of ownership in a company and usually carry voting rights and earn dividends. Unlike preferred stock, dividends on common stock are not fixed but are declared at the discretion of the issuer's board of directors.

                                               Janus Income Funds prospectus  59

               CONVERTIBLE SECURITIES are preferred stocks or bonds that pay a fixed dividend or interest payment and are convertible into common stock at a specified price or conversion ratio.

               DEBT SECURITIES are securities representing money borrowed that must be repaid at a later date. Such securities have specific maturities and usually a specific rate of interest or an original purchase discount.

               DEPOSITARY RECEIPTS are receipts for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. Receipts include those issued by domestic banks (American Depositary Receipts), foreign banks (Global or European Depositary Receipts) and broker-dealers (depositary shares).

               EQUITY SECURITIES generally include domestic and foreign common stocks; preferred stocks; securities convertible into common stocks or preferred stocks; warrants to purchase common or preferred stocks; and other securities with equity characteristics.

               FIXED-INCOME SECURITIES are securities that pay a specified rate of return. The term generally includes short- and long-term government, corporate and municipal obligations that pay a specified rate of interest, dividends or coupons for a specified period of time. Coupon and dividend rates may be fixed for the life of the issue or, in the case of adjustable and floating rate securities, for a shorter period.

               HIGH-YIELD/HIGH-RISK BONDS are bonds that are rated below investment grade by the primary rating agencies (e.g., BB or lower by Standard & Poor's and Ba or lower by Moody's). Other terms commonly used to describe such securities include "lower rated bonds," "noninvestment grade bonds" and "junk bonds."

               INDUSTRIAL DEVELOPMENT BONDS are revenue bonds that are issued by a public authority but which may be backed only by the credit

 60 Janus Income Funds prospectus
               and security of a private issuer and may involve greater credit risk. See "Municipal securities" below.

               MORTGAGE- AND ASSET-BACKED SECURITIES are shares in a pool of mortgages or other debt. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis. These securities involve prepayment risk, which is the risk that the underlying mortgages or other debt may be refinanced or paid off prior to their maturities during periods of declining interest rates. In that case, a portfolio manager may have to reinvest the proceeds from the securities at a lower rate. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk.

               MUNICIPAL LEASE OBLIGATIONS are revenue bonds backed by leases or installment purchase contracts for property or equipment. Lease obligations may not be backed by the issuing municipality's credit and may involve risks not normally associated with general obligation bonds and other revenue bonds. For example, their interest may become taxable if the lease is assigned and the holders may incur losses if the issuer does not appropriate funds for the lease payments on an annual basis, which may result in termination of the lease and possible default.

               MUNICIPAL SECURITIES are bonds or notes issued by a U.S. state or political subdivision. A municipal security may be a general obligation backed by the full faith and credit (i.e., the borrowing and taxing power) of a municipality or a revenue obligation paid out of the revenues of a designated project, facility or revenue source.

               PASSIVE FOREIGN INVESTMENT COMPANIES (PFICS) are any foreign corporations which generate certain amounts of passive income or hold certain amounts of assets for the production of passive

                                               Janus Income Funds prospectus  61
               income. Passive income includes dividends, interest, royalties, rents and annuities. To avoid taxes and interest that the Funds must pay if these investments are profitable, the Funds may make various elections permitted by the tax laws. These elections could require that the Funds recognize taxable income, which in turn must be distributed, before the securities are sold and before cash is received to pay the distributions.

               PAY-IN-KIND BONDS are debt securities that normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made.

               PREFERRED STOCKS are equity securities that generally pay dividends at a specified rate and have preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.

               RULE 144A SECURITIES are securities that are not registered for sale to the general public under the Securities Act of 1933, but that may be resold to certain institutional investors.

               STANDBY COMMITMENTS are obligations purchased by a Fund from a dealer that give the Fund the option to sell a security to the dealer at a specified price.

               STEP COUPON BONDS are debt securities that trade at a discount from their face value and pay coupon interest. The discount from the face value depends on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer.

               STRIP BONDS are debt securities that are stripped of their interest (usually by a financial intermediary) after the securities are issued. The market value of these securities generally fluctuates more in

 62 Janus Income Funds prospectus
               response to changes in interest rates than interest-paying securities of comparable maturity.

               TENDER OPTION BONDS are relatively long-term bonds that are coupled with the option to tender the securities to a bank, broker-dealer or other financial institution at periodic intervals and receive the face value of the bond. This investment structure is commonly used as a means of enhancing a security's liquidity.

               U.S. GOVERNMENT SECURITIES include direct obligations of the U.S. government that are supported by its full faith and credit. Treasury bills have initial maturities of less than one year, Treasury notes have initial maturities of one to ten years and Treasury bonds may be issued with any maturity but generally have maturities of at least ten years. U.S. government securities also include indirect obligations of the U.S. government that are issued by federal agencies and government sponsored entities. Unlike Treasury securities, agency securities generally are not backed by the full faith and credit of the U.S. government. Some agency securities are supported by the right of the issuer to borrow from the Treasury, others are supported by the discretionary authority of the U.S. government to purchase the agency's obligations and others are supported only by the credit of the sponsoring agency.

               VARIABLE AND FLOATING RATE SECURITIES have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts. Variable and floating rate securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate (the "underlying index"). The floating rate tends to decrease the security's price sensitivity to changes in interest rates.

               WARRANTS are securities, typically issued with preferred stock or bonds, that give the holder the right to buy a proportionate amount of common stock at a specified price. The specified price is usually higher than the market price at the time of issuance of

                                               Janus Income Funds prospectus  63
               the warrant. The right may last for a period of years or indefinitely.

               ZERO COUPON BONDS are debt securities that do not pay regular interest at regular intervals, but are issued at a discount from face value. The discount approximates the total amount of interest the security will accrue from the date of issuance to maturity. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities.

II. FUTURES, OPTIONS AND OTHER DERIVATIVES

               FORWARD CONTRACTS are contracts to purchase or sell a specified amount of a financial instrument for an agreed upon price at a specified time. Forward contracts are not currently exchange traded and are typically negotiated on an individual basis. The Funds may enter into forward currency contracts to hedge against declines in the value of securities denominated in, or whose value is tied to, a currency other than the U.S. dollar or to reduce the impact of currency appreciation on purchases of such securities. They may also enter into forward contracts to purchase or sell securities or other financial indices.

               FUTURES CONTRACTS are contracts that obligate the buyer to receive and the seller to deliver an instrument or money at a specified price on a specified date. The Funds may buy and sell futures contracts on foreign currencies, securities and financial indices including indices of U.S. government, foreign government, equity or fixed-income securities. The Funds may also buy options on futures contracts. An option on a futures contract gives the buyer the right, but not the obligation, to buy or sell a futures contract at a specified price on or before a specified date. Futures contracts and options on futures are standardized and traded on designated exchanges.

 64 Janus Income Funds prospectus

               INDEXED/STRUCTURED SECURITIES are typically short- to intermediate-term debt securities whose value at maturity or interest rate is linked to currencies, interest rates, equity securities, indices, commodity prices or other financial indicators. Such securities may be positively or negatively indexed (i.e. their value may increase or decrease if the reference index or instrument appreciates). Indexed/structured securities may have return characteristics similar to direct investments in the underlying instruments and may be more volatile than the underlying instruments. A Fund bears the market risk of an investment in the underlying instruments, as well as the credit risk of the issuer.

               INTEREST RATE SWAPS involve the exchange by two parties of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments).

               INVERSE FLOATERS are debt instruments whose interest rate bears an inverse relationship to the interest rate on another instrument or index. For example, upon reset the interest rate payable on a security may go down when the underlying index has risen. Certain inverse floaters may have an interest rate reset mechanism that multiplies the effects of change in the underlying index. Such mechanism may increase the volatility of the security's market value.

               OPTIONS are the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price. The Funds may purchase and write put and call options on securities, securities indices and foreign currencies.

                                               Janus Income Funds prospectus  65

III. OTHER INVESTMENTS, STRATEGIES AND/OR TECHNIQUES

               REPURCHASE AGREEMENTS involve the purchase of a security by a Fund and a simultaneous agreement by the seller (generally a bank or dealer) to repurchase the security from the Fund at a specified date or upon demand. This technique offers a method of earning income on idle cash. These securities involve the risk that the seller will fail to repurchase the security, as agreed. In that case, a Fund will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security.

               REVERSE REPURCHASE AGREEMENTS involve the sale of a security by a Fund to another party (generally a bank or dealer) in return for cash and an agreement by the Fund to buy the security back at a specified price and time. This technique will be used primarily to provide cash to satisfy unusually high redemption requests, or for other temporary or emergency purposes.

               WHEN-ISSUED, DELAYED DELIVERY AND FORWARD COMMITMENT TRANSACTIONS generally involve the purchase of a security with payment and delivery at some time in the future - i.e., beyond normal settlement. The Funds do not earn interest on such securities until settlement and bear the risk of market value fluctuations in between the purchase and settlement dates. New issues of stocks and bonds, private placements and U.S. government securities may be sold in this manner.

 66 Janus Income Funds prospectus

EXPLANATION OF RATING CATEGORIES
--------------------------------------------------------------------------------

               The following is a description of credit ratings issued by two of the major credit ratings agencies. Credit ratings evaluate only the safety of principal and interest payments, not the market value risk of lower quality securities. Credit rating agencies may fail to change credit ratings to reflect subsequent events on a timely basis. Although Janus Capital considers security ratings when making investment decisions, it also performs its own investment analysis and does not rely solely on the ratings assigned by credit agencies.

                                               Janus Income Funds prospectus  67

STANDARD & POOR'S
RATINGS SERVICES

                BOND RATING                  EXPLANATION
                ----------------------------------------------------------------
                Investment Grade
                AAA......................... Highest rating; extremely strong capacity to pay principal and
                                             interest.
                AA.......................... High quality; very strong capacity to pay principal and interest.
                A........................... Strong capacity to pay principal and interest; somewhat more
                                             susceptible to the adverse effects
                                             of changing circumstances and
                                             economic conditions.
                BBB......................... Adequate capacity to pay principal and interest; normally exhibit
                                             adequate protection parameters, but
                                             adverse economic conditions or
                                             changing circumstances more likely
                                             to lead to a weakened capacity to
                                             pay principal and interest than for
                                             higher rated bonds.
                Non-Investment Grade
                BB, B, CCC, CC, C........... Predominantly speculative with respect to the issuer's capacity to
                                             meet required interest and
                                             principal payments. BB - lowest
                                             degree of speculation; C - the
                                             highest degree of speculation.
                                             Quality and protective
                                             characteristics outweighed by large
                                             uncertainties or major risk
                                             exposure to adverse conditions.
                D........................... In default.

 68 Janus Income Funds prospectus

MOODY'S INVESTORS SERVICE, INC.

                BOND RATING                  EXPLANATION
                ----------------------------------------------------------------
                Investment Grade
                Aaa......................... Highest quality, smallest degree of investment risk.
                Aa.......................... High quality; together with Aaa bonds, they compose the high-grade
                                             bond group.
                A........................... Upper-medium grade obligations;
                                             many favorable investment
                                             attributes.
                Baa......................... Medium-grade obligations; neither highly protected nor poorly
                                             secured. Interest and principal
                                             appear adequate for the present but
                                             certain protective elements may be
                                             lacking or may be unreliable over
                                             any great length of time.
                Non-Investment Grade
                Ba.......................... More uncertain, with speculative elements. Protection of interest
                                             and principal payments not well
                                             safeguarded during good and bad
                                             times.
                B........................... Lack characteristics of desirable investment; potentially low
                                             assurance of timely interest and
                                             principal payments or maintenance
                                             of other contract terms over time.
                Caa......................... Poor standing, may be in default;
                                             elements of danger with respect to
                                             principal or interest payments.
                Ca.......................... Speculative in a high degree; could be in default or have other marked
                                             shortcomings.
                C........................... Lowest-rated; extremely poor
                                             prospects of ever attaining
                                             investment standing.

                                               Janus Income Funds prospectus  69

               Unrated securities will be treated as noninvestment grade securities unless a portfolio manager determines that such securities are the equivalent of investment grade securities. Securities that have received ratings from more than one agency are considered investment grade if at least one agency has rated the security investment grade.

SECURITIES HOLDINGS BY RATING CATEGORY

               During the fiscal period ended October 31, 2001, the percentage of securities holdings for the following Funds by rating category based upon a weighted monthly average was:

                JANUS FLEXIBLE INCOME FUND
                --------------------------------------------------------------------------
                    BONDS-S&P RATING:
                 AAA                                                         29%
                 AA                                                           7%
                 A                                                           10%
                 BBB                                                         33%
                 BB                                                          10%
                 B                                                            5%
                 CCC                                                          0%
                 CC                                                           0%
                 C                                                            0%
                 Not Rated                                                    2%
                 Preferred Stock                                              1%
                 Cash and Options                                             3%
                 TOTAL                                                      100%
                --------------------------------------------------------------------------

 70 Janus Income Funds prospectus

                JANUS HIGH-YIELD FUND
                --------------------------------------------------------------------------
                    BONDS-S&P RATING:
                 AAA                                                         0%
                 AA                                                          0%
                 A                                                           2%
                 BBB                                                         2%
                 BB                                                         28%
                 B                                                          45%
                 CCC                                                         4%
                 CC                                                          0%
                 C                                                           0%
                 Not Rated                                                   4%
                 Preferred Stock                                             0%
                 Cash and Options                                           15%
                 TOTAL                                                     100%
                --------------------------------------------------------------------------

                                               Janus Income Funds prospectus  71
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

                       This page intentionally left blank

                   You can request other information, including a Statement of Additional Information, Annual Report or Semiannual Report, free of charge, by contacting your financial intermediary or plan sponsor. A downloadable file of the Annual Report or Semiannual Report may also be requested at janus.com. In the Funds' Annual and Semiannual Reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during their last fiscal period. Other information is also available from financial intermediaries that sell shares of the Funds.

                   The Statement of Additional Information provides detailed information about the Funds and is incorporated into this Prospectus by reference. You may review and copy information about the Funds (including the Funds' Statement of Additional Information) at the Public Reference Room of the SEC or get text only copies, after paying a duplicating fee, by sending an electronic request by e-mail to publicinfo@sec.gov or by writing to or calling the Public Reference Room, Washington, D.C. 20549-0102 (1-202-942-8090). You may also obtain reports and other information about the Funds from the Electronic Data Gathering Analysis and Retrieval (EDGAR) Database on the SEC's Web site at http://www.sec.gov.

                      [JANUS LOGO]

                                   www.janus.com

                                   100 Fillmore Street
                                   Denver, CO 80206-4928
                                   1-800-525-0020

                    Investment Company Act File No. 811-1879

                               February 25, 2002
                               As Supplemented June 19, 2002

                               Janus Money Market Fund

                               Janus Tax-Exempt Money Market Fund

                               Janus Government Money Market Fund

                            JANUS MONEY MARKET FUNDS
                              INSTITUTIONAL SHARES

                                   Prospectus

     Janus Money Market Fund, Janus Tax-Exempt Money Market Fund, and Janus Government Money Market Fund are designed for investors who seek maximum current income consistent with stability of capital. This prospectus offers a separate class of shares of each Fund (collectively, the "Shares") exclusively to institutional and individual clients meeting minimum investment requirements ($5,000,000 for Janus Money Market Fund and $250,000 for Janus Tax-Exempt Money Market Fund and Janus Government Money Market Fund). Each Fund is a separate series of Janus Investment Fund, an open-end management investment company.

     The Securities and Exchange Commission has not approved or disapproved of these securities or passed on the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

--------------------------------------------------------------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

                RISK/RETURN SUMMARY
                   Janus Money Market Fund......................    2
                   Janus Tax-Exempt Money Market Fund...........    2
                   Janus Government Money Market Fund...........    3
                   Fees and expenses............................    6
                INVESTMENT OBJECTIVES, PRINCIPAL
                INVESTMENT STRATEGIES AND RISKS
                   Investment objectives and
                   principal investment strategies..............    7
                   Common investment policies...................    8
                   Types of investments.........................    8
                   Common investment techniques.................   12
                MANAGEMENT OF THE FUNDS
                   Investment adviser...........................   15
                   Management expenses..........................   15
                   Portfolio managers...........................   16
                DISTRIBUTIONS AND TAXES.........................   17
                FINANCIAL HIGHLIGHTS............................   20
                OTHER INFORMATION...............................   23
                SHAREHOLDER'S GUIDE
                   How to open an account.......................   26
                   Purchasing shares............................   27
                   How to exchange shares.......................   29
                   How to sell shares...........................   30
                   Special shareholder services and other
                   information..................................   32


                   Janus Money Market Funds - Institutional Shares prospectus  1

RISK/RETURN SUMMARY
--------------------------------------------------------------------------------

1. WHAT ARE THE INVESTMENT OBJECTIVES OF THE MONEY MARKET FUNDS?

--------------------------------------------------------------------------------

               - JANUS MONEY MARKET FUND and JANUS GOVERNMENT MONEY MARKET
                 FUND seek maximum current income to the extent consistent with stability of capital.

               - JANUS TAX-EXEMPT MONEY MARKET FUND seeks maximum current income that is exempt from federal income taxes to the extent consistent with stability of capital.

               The Funds' Trustees may change these objectives or the Funds' principal investment policies without a shareholder vote. The Funds will notify you at least 60 days before making any material changes to their objectives or principal investment policies. If there is a material change in a Fund's objective or policies, you should consider whether that Fund remains an appropriate investment for you. There is no guarantee that any Fund will meet its objective.

2. WHAT ARE THE MAIN INVESTMENT STRATEGIES OF THE MONEY MARKET FUNDS?

               The Money Market Funds will invest only in high-quality, short-term money market instruments that present minimal credit risks, as determined by Janus Capital.

               JANUS MONEY MARKET FUND invests primarily in high quality debt obligations and obligations of financial institutions. Debt obligations may include commercial paper, notes and bonds, and variable amount master demand notes. Obligations of financial institutions include certificates of deposit and time deposits.

               JANUS TAX-EXEMPT MONEY MARKET FUND invests primarily in short-term municipal securities whose interest is exempt from federal income taxes. As a fundamental policy, the Fund will invest, under normal circumstances, at least 80% of its net assets in short-term municipal securities whose interest is exempt from federal income taxes, including the federal alternative minimum tax. For purposes of this policy, net assets will take into account

 2 Janus Money Market Funds - Institutional Shares prospectus borrowings for investment purposes. The Fund may invest up to 20% of its net assets in taxable securities and may invest without limit in cash and cash equivalents that may be federally taxable to the extent the portfolio manager cannot locate investment opportunities with desirable risk/reward characteristics.

               JANUS GOVERNMENT MONEY MARKET FUND invests exclusively in obligations issued and/or guaranteed as to principal and interest by the United States government or by its agencies and instrumentalities and repurchase agreements secured by such obligations.

3. WHAT ARE THE MAIN RISKS OF INVESTING IN THE MONEY MARKET FUNDS?

               The Funds' yields will vary as the short-term securities in their portfolios mature and the proceeds are reinvested in securities with different interest rates. Over time, the real value of a Fund's yield may be eroded by inflation. Although the Money Market Funds invest only in high-quality, short-term money market instruments, there is a risk that the value of the securities they hold will fall as a result of changes in interest rates, an issuer's actual or perceived creditworthiness or an issuer's ability to meet its obligations.

               Economic, business, or political developments or changes affecting tax-exempt securities may affect Janus Tax-Exempt Money Market Fund's holdings similarly. This could result in increased variability of performance. Income from the Fund's investments may be taxable by your state or local government.

               An investment in the Money Market Funds is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Janus Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these Funds.

                   Janus Money Market Funds - Institutional Shares prospectus  3

               The following information provides some indication of the risks of investing in the Money Market Funds by showing how the performance of the Institutional Shares of each Money Market Fund has varied over time. The bar charts depict the change in performance from year to year during the period indicated.

               JANUS MONEY MARKET FUND - INSTITUTIONAL SHARES

               Annual returns for calendar years ended 12/31



               5.53%       5.72%      5.67%      5.24%      6.51%      4.21%
               1996        1997       1998       1999       2000       2001



               Best Quarter: 4th-2000  1.66%  Worst Quarter: 4th-2001  0.64%

               JANUS TAX-EXEMPT MONEY MARKET FUND - INSTITUTIONAL SHARES

               Annual returns for calendar years ended 12/31



               3.64%       3.68%      3.65%      3.35%      4.09%      2.85%
               1996        1997       1998       1999       2000       2001



               Best Quarter: 2nd-2000  1.07%  Worst Quarter: 4th-2001  0.50%

 4 Janus Money Market Funds - Institutional Shares prospectus

               JANUS GOVERNMENT MONEY MARKET FUND - INSTITUTIONAL SHARES

               Annual returns for calendar years ended 12/31



                       5.44%           5.59%     5.53%     5.13%     6.42%     4.19%
                       1996            1997      1998      1999      2000      2001



               Best Quarter: 4th-2000  1.65%  Worst Quarter: 4th-2001  0.64%

               The 7-day yield on December 31, 2001 was 2.23% for Janus Money Market Fund - Institutional Shares; 1.73% for Janus Tax-Exempt Money Market Fund - Institutional Shares; and 2.20% for Janus Government Money Market Fund - Institutional Shares, respectively. For the Funds' current yields, call 1-800-29JANUS.

               The Money Market Funds' past performance does not necessarily indicate how they will perform in the future.

                   Janus Money Market Funds - Institutional Shares prospectus  5

FEES AND EXPENSES

               SHAREHOLDER FEES, such as sales loads, redemption fees or exchange fees, are charged directly to an investor's account. All Janus funds are no-load investments, so you will not pay any shareholder fees when you buy or sell shares of the Funds.

               ANNUAL FUND OPERATING EXPENSES are paid out of a Fund's assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting and other services. You do not pay these fees directly but, as the example below shows, these costs are borne indirectly by all shareholders.

               This table describes the fees and expenses that you may pay if you buy and hold Shares of the Funds. It is based upon gross expenses (without the effect of expense offset arrangements) for the fiscal year ended October 31, 2001.

                                      Janus Money   Janus Tax-Exempt    Janus Government
   Institutional Shares               Market Fund   Money Market Fund   Money Market Fund
   Management Fee                        0.20%            0.20%               0.20%
   Other Expenses                        0.15%            0.16%               0.15%
   Total Annual Fund Operating
     Expenses Without Reductions*        0.35%            0.36%               0.35%
   Total Reductions                      0.17%            0.17%               0.20%
   Total Annual Fund Operating
     Expenses With Reductions*           0.18%            0.19%               0.15%

--------------------------------------------------------------------------------
  * All expenses are stated both with and without contractual reductions by Janus Capital. Janus Capital has agreed to continue such reductions until at least the next annual renewal of the advisory agreements.
--------------------------------------------------------------------------------

  EXAMPLE:
  THE FOLLOWING EXAMPLE IS BASED ON FUND EXPENSES WITHOUT REDUCTIONS.
  This example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in each of the Funds for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Funds' operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                             1 Year    3 Years    5 Years    10 Years
                                             ----------------------------------------
   Janus Money Market Fund                    $36       $113       $197        $443
   Janus Tax-Exempt Money Market Fund         $37       $116       $202        $456
   Janus Government Money Market Fund         $36       $113       $197        $443

 6 Janus Money Market Funds - Institutional Shares prospectus

INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT
STRATEGIES AND RISKS
--------------------------------------------------------------------------------

               This section takes a closer look at the investment objective of each of the Funds, their principal investment strategies and certain risks of investing in the Funds. Strategies and policies that are noted as "fundamental" cannot be changed without a shareholder vote.

               Money market funds are subject to certain specific SEC rule requirements. Among other things, the Funds are limited to investing in U.S. dollar-denominated instruments with a remaining maturity of 397 days or less (as calculated pursuant to Rule 2a-7 under the 1940 Act).

               Janus Capital has purchased money market insurance for Janus Money Market Fund and Janus Tax-Exempt Money Market Fund that may protect them in the event of, among other things, a decrease in the value of a portfolio security due to the default or bankruptcy of the issuer. This insurance covers all securities in which the Funds invest, other than certain securities issued, guaranteed, or backed by the U.S. government. Although Janus Money Market Fund - Institutional Shares and Janus Tax-Exempt Money Market Fund - Institutional Shares seek to preserve the value of your investment at $1.00 per share, the policy does not guarantee that a Fund will maintain a value of $1.00 per share. The insurance policy became effective on September 30, 2001 and will expire on September 30, 2002 unless renewed.

INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES

               JANUS MONEY MARKET FUND
               Janus Money Market Fund seeks maximum current income to the extent consistent with stability of capital. It pursues its objective by investing primarily in high quality debt obligations and obligations of financial institutions. Debt obligations may include commercial paper, notes and bonds, and variable amount master demand notes. Obligations of financial institutions include certificates of deposit and time deposits.

                   Janus Money Market Funds - Institutional Shares prospectus  7

               JANUS TAX-EXEMPT MONEY MARKET FUND
               Janus Tax-Exempt Money Market Fund seeks maximum current income that is exempt from federal income taxes to the extent consistent with stability of capital. It pursues its objective by investing primarily in short-term municipal securities whose interest is exempt from federal income taxes. As a fundamental policy, the Fund will invest, under normal circumstances, at least 80% of its net assets in short-term municipal securities whose interest is exempt from federal income taxes, including the federal alternative minimum tax. The Fund may invest up to 20% of its net assets in taxable securities and may invest without limit in cash and cash equivalents to the extent the portfolio manager cannot locate investment opportunities with desirable risk/reward characteristics.

               JANUS GOVERNMENT MONEY MARKET FUND
               Janus Government Money Market Fund seeks maximum current income to the extent consistent with stability of capital. It pursues its objective by investing exclusively in obligations issued and/or guaranteed as to principal and interest by the United States government or by its agencies and instrumentalities and repurchase agreements secured by such obligations.

COMMON INVESTMENT POLICIES

               Each of the Money Market Funds will:

               - invest in high quality, short-term money market instruments that present minimal credit risks, as determined by Janus
                 Capital

               - invest only in U.S. dollar-denominated instruments that have a remaining maturity of 397 days or less (as calculated pursuant to Rule 2a-7 under the 1940 Act)

               - maintain a dollar-weighted average portfolio maturity of 90 days or less

 8 Janus Money Market Funds - Institutional Shares prospectus

TYPES OF INVESTMENTS

               JANUS MONEY MARKET FUND

               Janus Money Market Fund invests primarily in:

               - high quality debt obligations

               - obligations of financial institutions

               This Fund may also invest (to a lesser degree) in:

               - U.S. Government Securities (securities issued or guaranteed by the U.S. government, its agencies and instrumentalities)

               - municipal securities

               DEBT OBLIGATIONS
               The Fund may invest in U.S. dollar denominated debt obligations. Debt obligations include:

               - commercial paper

               - notes and bonds

               - variable amount master demand notes (the payment obligations on these instruments may be backed by securities, swap agreements or other assets, by a guarantee of a third party or solely by the unsecured promise of the issuer to make payments when due)

               - privately issued commercial paper or other securities that are restricted as to disposition under the federal securities laws

               OBLIGATIONS OF FINANCIAL INSTITUTIONS
               Examples of obligations of financial institutions include:

               - negotiable certificates of deposit, bankers' acceptances, time deposits and other obligations of U.S. banks (including savings and loan associations) having total assets in excess of one billion dollars and U.S. branches of foreign banks having total assets in excess of ten billion dollars

                   Janus Money Market Funds - Institutional Shares prospectus  9

               - Eurodollar and Yankee bank obligations (Eurodollar bank
                 obligations are dollar-denominated certificates of deposit or time deposits issued outside the U.S. capital markets by foreign branches of U.S. banks and by foreign banks. Yankee bank obligations are dollar-denominated obligations issued in the U.S. capital markets by foreign banks)

               - other U.S. dollar-denominated obligations of foreign banks having total assets in excess of ten billion dollars that Janus Capital believes are of an investment quality comparable to obligations of U.S. banks in which the Fund may invest

               Foreign, Eurodollar (and to a limited extent, Yankee) bank obligations are subject to certain sovereign risks. One such risk is the possibility that a foreign government might prevent dollar-denominated funds from flowing across its borders. Other risks include: adverse political and economic developments in a foreign country; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes; and expropriation or nationalization of foreign issuers.

               JANUS TAX-EXEMPT MONEY MARKET FUND

               As a fundamental policy, Janus Tax-Exempt Money Market Fund will invest, under normal circumstances, at least 80% of its net assets in short-term municipal securities whose interest is exempt from federal income taxes, including the federal alternative minimum tax. However, this Fund reserves the right to invest:

               - up to 20% of its net assets in securities whose interest is federally taxable

               - without limit in cash and cash equivalents, including
                 obligations that may be federally taxable (when its portfolio manager is unable to locate investment opportunities with desirable risk/reward characteristics)

 10 Janus Money Market Funds - Institutional Shares prospectus

               MUNICIPAL SECURITIES
               Municipal securities include:

               - municipal notes

               - short-term municipal bonds

               - participation interests in municipal securities

               At times, the Fund may invest more than 25% of its total assets in tax-exempt securities that are related in such a way that an economic, business, or political development or change affecting one such security could similarly affect the other securities. Examples include securities whose issuers are located in the same state, or securities whose interest is derived from revenues of similar type projects. The Fund may also invest more than 25% of its assets in industrial development bonds or participation interests therein.

               Yields on municipal securities are dependent on a variety of factors, including general market conditions, the size of a particular offering, the maturity of the obligation and the rating of the issue. Municipal securities investments may lose money if the municipal securities issuer does not pay principal and interest when due. Bankruptcy, insolvency and other laws affecting the rights and remedies of creditors may affect the issuer's ability to pay.

               MUNICIPAL LEASES
               The Fund may invest in municipal leases or participation interests therein. The issuing municipality's credit will not necessarily back a lease obligation. Interest on lease obligations may become taxable if the lease is assigned. The Fund may incur losses if the issuer does not appropriate funds for the lease payment on an annual basis.

               TAXABLE INVESTMENTS
               As discussed above, although the Fund will attempt to invest substantially all of its assets in municipal securities whose interest is exempt from federal income tax, the Fund may under certain

                  Janus Money Market Funds - Institutional Shares prospectus  11 circumstances invest in certain securities whose interest is subject to such taxation, as described under Janus Money Market Fund's investments.

               JANUS GOVERNMENT MONEY MARKET FUND

               Janus Government Money Market Fund invests exclusively in:

               - U.S. Government Securities

               - repurchase agreements secured by U.S. Government Securities

COMMON INVESTMENT TECHNIQUES

               The following is a description of other investment techniques that the Money Market Funds may each use:

               PARTICIPATION INTERESTS
               A participation interest gives a Money Market Fund a proportionate, undivided interest in underlying debt securities and usually carries a demand feature.

               DEMAND FEATURES
               Demand features give the Money Market Funds the right to resell securities at specified periods prior to their maturity dates. Demand features may shorten the life of a variable or floating rate security, enhance the instrument's credit quality and provide a source of liquidity.

               Demand features are often issued by third party financial institutions, generally domestic and foreign banks. Accordingly, the credit quality and liquidity of the Money Market Funds' investments may be dependent in part on the credit quality of the banks supporting the Money Market Funds' investments. This will result in exposure to risks pertaining to the banking industry, including the foreign banking industry. Brokerage firms and insurance companies also provide certain liquidity and credit support. A substantial portion of the Janus Tax-Exempt Money Market Fund's portfolio in particular may consist of securities backed by banks and other financial institutions, and thus adverse

 12 Janus Money Market Funds - Institutional Shares prospectus changes in the credit quality of these institutions could cause losses to the Fund and affect its share price.

               VARIABLE AND FLOATING RATE SECURITIES
               The Money Market Funds may invest in securities which have variable or floating rates of interest. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to an interest rate index or market interest rate. Variable and floating rate securities are subject to changes in value based on changes in market interest rates or changes in the issuer's or guarantor's creditworthiness.

               MORTGAGE- AND ASSET-BACKED SECURITIES
               The Money Market Funds may purchase fixed or variable rate mortgage-backed securities issued by the Ginnie Mae, Fannie Mae, Freddie Mac, or other governmental or government-related entity. Janus Money Market Fund and Janus Tax-Exempt Money Market Fund may purchase other mortgage- and asset-backed securities including securities backed by automobile loans, equipment leases or credit card receivables.

               Unlike traditional debt instruments, payments on these securities include both interest and a partial payment of principal. Prepayments of the principal of underlying loans may shorten the effective maturities of these securities and may result in a Fund having to reinvest proceeds at a lower interest rate.

               REPURCHASE AGREEMENTS
               Each Money Market Fund may enter into collateralized repurchase agreements. Repurchase agreements are transactions in which a Fund purchases securities and simultaneously commits to resell those securities to the seller at an agreed-upon price on an agreed-upon future date. The repurchase price reflects a market rate of interest and is collateralized by cash or securities.

                  Janus Money Market Funds - Institutional Shares prospectus  13

               If the seller of the securities underlying a repurchase agreement fails to pay the agreed resale price on the agreed delivery date, a Money Market Fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so.

 14 Janus Money Market Funds - Institutional Shares prospectus

MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

INVESTMENT ADVISER

               Each Fund has a separate Investment Advisory Agreement with Janus Capital, 100 Fillmore Street, Denver, Colorado 80206-4928. Janus Capital has served as investment adviser to Janus Fund since 1970 and currently serves as investment adviser to all of the Janus funds, acts as sub-adviser for a number of private-label mutual funds and provides separate account advisory services for institutional accounts.

MANAGEMENT EXPENSES

               Pursuant to the Investment Advisory Agreements, Janus Capital furnishes continuous advice and recommendations concerning each Fund's investments. Each of the Funds has agreed to compensate Janus Capital for its advisory services by the monthly payment of a fee at the annual rate of 0.20% of the value of the average daily net assets of each Fund. However, Janus Capital has agreed to reduce its fee and accordingly, the advisory fee of each Fund will be calculated at the annual rate of 0.10% of the value of each Fund's average daily net assets. Janus Capital has agreed to continue such reductions until at least the next annual renewal of the advisory agreements. You will be notified of any change in this limit. For the most recent fiscal year, each Fund paid Janus Capital a management fee of 0.10% of its average daily net assets.

               New investment advisory agreements approved at a special meeting of shareholders on January 31, 2002, that are the same in all material respects as the current advisory agreements, will be effective on or about March 28, 2002.

                  Janus Money Market Funds - Institutional Shares prospectus  15

PORTFOLIO MANAGERS

SHARON S. PICHLER
--------------------------------------------------------------------------------
                   is Executive Vice President and Portfolio Manager of Janus Money Market Fund and Janus Tax-Exempt Money Market Fund, which she has managed since inception. Ms. Pichler is also Executive Vice President and Portfolio Manager of Janus Federal Tax-Exempt Fund, which she has managed since
                   January 2001. She is also Portfolio Manager of other Janus accounts. She has also served as Portfolio Manager of Janus Government Money Market Fund from inception to
                   February 1999. Ms. Pichler holds a Bachelor of Arts degree in Economics from Michigan State University and a Master's degree in Business Administration from the University of Texas at San Antonio. Ms. Pichler has earned the right to use the Chartered Financial Analyst designation.

J. ERIC THORDERSON
--------------------------------------------------------------------------------
                   is Executive Vice President and Portfolio Manager of Janus Government Money Market Fund, which he has managed since February 1999. Mr. Thorderson is also Portfolio Manager of other Janus accounts. He joined Janus Capital in May 1996 as a money market analyst. Prior to joining Janus Capital, he was a Portfolio Manager for USAA Investment Management Company from 1991 to 1996. Mr. Thorderson holds a Bachelor of Arts degree in Business Administration from Wayne State University and a Master's degree in Business
                   Administration from the University of Illinois. Mr. Thorderson has earned the right to use the Chartered Financial Analyst designation.

 16 Janus Money Market Funds - Institutional Shares prospectus

DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

               Dividends representing substantially all of the net investment income and any net realized gains on sales of securities are declared daily, Saturdays, Sundays and holidays included, and distributed on the last business day of each month. If a month begins on a Saturday, Sunday or holiday, dividends for those days are declared at the end of the preceding month and distributed on the first business day of the month. Distributions will be reinvested in Shares of a Fund unless otherwise elected by the shareholder. If no election is made, all distributions will be reinvested in additional Shares of a Fund.

               Shares purchased by wire on a day on which the New York Stock Exchange ("NYSE") and the Federal Reserve Banks are open ("bank business day") will receive that day's dividend if the purchase is effected prior to 3:00 p.m. (New York time) for Janus Money Market Fund, 5:00 p.m. for Janus Government Money Market Fund and 12:00 p.m. for Janus Tax-Exempt Money Market Fund. Otherwise, such Shares begin to accrue dividends on the first bank business day following receipt of the order.

               Redemption orders effected on any particular day will generally receive dividends declared through the day of redemption. However, redemptions made by wire which are received prior to 3:00 p.m. (New York time) for Janus Money Market Fund, 5:00 p.m. for Janus Government Money Market Fund and 12:00 p.m. for Janus Tax-Exempt Money Market Fund on a bank business day will result in Shares being redeemed that day. Proceeds of such a redemption will normally be sent to the predesignated account on that day and that day's dividend will not be received. Requests for redemptions made by wire which are received after 3:00 p.m. for Janus Money Market Fund, after 5:00 p.m. for Janus Government Money Market Fund, and after 12:00 p.m. for Janus Tax-Exempt Money Market Fund will be processed on that day and receive that day's dividend, but will not be wired until the following bank business day.

                  Janus Money Market Funds - Institutional Shares prospectus  17

               The Funds reserve the right to require purchase and redemption requests prior to these times on days when the bond market or the NYSE close early.

               Distributions for all of the Funds (except Janus Tax-Exempt Money Market Fund) are taxable income and are subject to federal income tax (except for shareholders exempt from income tax), whether such distributions are received in cash or are reinvested in additional Shares. Full information regarding the tax status of income dividends and any capital gains distributions will be mailed to shareholders for tax purposes on or before January 31st of each year. Because the Funds are money market funds, they do not anticipate making any capital gains distributions.

               Janus Tax-Exempt Money Market Fund anticipates that substantially all income dividends it pays will be exempt from federal income tax. However, dividends attributable to interest on taxable investments, together with distributions from any net realized capital gains, are taxable. In addition, interest on certain private activity bonds is a preference item for purposes of the individual and corporate alternative minimum taxes. To the extent that the Fund earns such income, shareholders who are subject to the alternative minimum tax must include such income as a preference item. The Fund will advise shareholders of the percentage of dividends, if any, subject to the alternative minimum tax.

               Dividends and capital gains distributions may also be subject to state and local taxes. In certain states some portion of dividends and distributions (depending on the sources of the Fund's net income) of Janus Tax-Exempt Money Market Fund may be exempt from state and local taxes. Shareholders should consult their own tax adviser regarding exemption from any applicable state and local tax, as well as the tax treatment of any dividends or distributions from the Shares.

 18 Janus Money Market Funds - Institutional Shares prospectus

               The Funds intend to comply with provisions of the Internal Revenue Code applicable to investment companies, and thus it is not expected that any of the Funds will be required to pay any federal income or excise taxes. The SAI further explains the Funds' tax status.

                  Janus Money Market Funds - Institutional Shares prospectus  19

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

               The financial highlights tables are intended to help you understand the financial performance of the Fund's Shares for the past 5 years through October 31st of each fiscal year shown. Items 1 through 6 reflect financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Shares of each of the Funds, (assuming the reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Funds' financial statements, is included in the Annual Report, which is available upon request, and incorporated by reference into the SAI.

JANUS MONEY MARKET FUND - INSTITUTIONAL SHARES
---------------------------------------------------------------------------------------------------
                                                                 Years ended October 31st
                                                          2001     2000     1999     1998     1997
   1. NET ASSET VALUE, BEGINNING OF PERIOD                $1.00    $1.00    $1.00    $1.00    $1.00
      INCOME FROM INVESTMENT OPERATIONS:
   2. Net investment income                                0.05     0.06     0.05     0.06     0.06
   3. Total from investment operations                     0.05     0.06     0.05     0.06     0.06
      LESS DIVIDENDS AND DISTRIBUTIONS:
   4. Dividends (from net investment income)             (0.05)   (0.06)   (0.05)   (0.06)   (0.06)
   5. Total dividends and distributions                  (0.05)   (0.06)   (0.05)   (0.06)   (0.06)
   6. NET ASSET VALUE, END OF PERIOD                      $1.00    $1.00    $1.00    $1.00    $1.00
   7. Total return                                        4.96%    6.35%    5.16%    5.72%    5.71%
   8. Net assets, end of period (in millions)           $13,269   $7,308   $4,499   $4,974   $2,771
   9. Average net assets for the period (in millions)   $10,427   $6,804   $5,445   $3,621   $2,545
  10. Ratio of expenses to average net assets(1)          0.18%    0.16%    0.15%    0.15%    0.15%
  11. Ratio of net investment income to average net
      assets                                              4.70%    6.22%    5.04%    5.58%    5.54%
---------------------------------------------------------------------------------------------------

(1) The ratio was 0.35% before the reduction of certain fees and expenses excluding trustee fees and expenses, audit fees and interest expense incurred by the Fund.

 20 Janus Money Market Funds - Institutional Shares prospectus

JANUS TAX-EXEMPT MONEY MARKET FUND - INSTITUTIONAL SHARES
-----------------------------------------------------------------------------------------------
                                                               Years ended October 31st
                                                      2001     2000     1999     1998     1997
   1. NET ASSET VALUE, BEGINNING OF PERIOD            $1.00    $1.00    $1.00    $1.00    $1.00
      INCOME FROM INVESTMENT OPERATIONS:
   2. Net investment income                            0.03     0.04     0.03     0.04     0.04
   3. Total from investment operations                 0.03     0.04     0.03     0.04     0.04
      LESS DIVIDENDS AND DISTRIBUTIONS:
   4. Dividends (from net investment income)         (0.03)   (0.04)   (0.03)   (0.04)   (0.04)
   5. Total dividends and distributions              (0.03)   (0.04)   (0.03)   (0.04)   (0.04)
   6. NET ASSET VALUE, END OF PERIOD                  $1.00    $1.00    $1.00    $1.00    $1.00
   7. Total return                                    3.27%    4.03%    3.29%    3.67%    3.67%
   8. Net assets, end of period (in millions)          $137      $56     $139      $41       $4
   9. Average net assets for the period (millions)      $62      $73      $92      $19       $3
  10. Ratio of expenses to average net assets(1)      0.19%    0.16%    0.15%    0.15%    0.15%
  11. Ratio of net investment income to average
      net assets                                      3.10%    4.00%    3.25%    3.60%    3.94%
-----------------------------------------------------------------------------------------------

(1) The ratio was 0.36% in 2001 and 0.35% in 1997 through 2000 before the reduction of certain fees and expenses excluding trustee fees and expenses, audit fees and interest expense incurred by the Fund.

                  Janus Money Market Funds - Institutional Shares prospectus  21

JANUS GOVERNMENT MONEY MARKET FUND - INSTITUTIONAL SHARES
---------------------------------------------------------------------------------------------
                                                               Years ended October 31st
                                                        2001    2000    1999    1998    1997
   1. NET ASSET VALUE, BEGINNING OF PERIOD              $1.00   $1.00   $1.00   $1.00   $1.00
      INCOME FROM INVESTMENT OPERATIONS:
   2. Net investment income                              0.05    0.06    0.05    0.05    0.05
   3. Total from investment operations                   0.05    0.06    0.05    0.05    0.05
      LESS DIVIDENDS AND DISTRIBUTIONS:
   4. Dividends (from net investment income)           (0.05)  (0.06)  (0.05)  (0.05)  (0.05)
   5. Total dividends and distributions                (0.05)  (0.06)  (0.05)  (0.05)  (0.05)
   6. NET ASSET VALUE, END OF PERIOD                    $1.00   $1.00   $1.00   $1.00   $1.00
   7. Total return                                      4.93%   6.24%   5.03%   5.59%   5.58%
   8. Net assets, end of period (in millions)            $934    $782    $761    $821     $36
   9. Average net assets for the period (in millions)    $752    $742    $770    $321     $57
  10. Ratio of expenses to average net assets(1)        0.15%   0.15%   0.15%   0.15%   0.15%
  11. Ratio of net investment income to average net
      assets                                            4.72%   6.07%   4.94%   5.42%   6.04%
---------------------------------------------------------------------------------------------

(1) The ratio was 0.35% before the reduction of certain fees and expenses excluding trustee fees and expenses, audit fees and interest expense incurred by the Fund.

 22 Janus Money Market Funds - Institutional Shares prospectus

OTHER INFORMATION
--------------------------------------------------------------------------------

               CLASSES OF SHARES

               Each Fund currently offers three classes of shares by separate prospectuses. The Shares offered by this Prospectus are available only to institutional clients, including corporations, foundations and trusts, and individuals meeting certain minimum investment requirements. A second class of shares of each Fund, Service Shares, are available only through banks or other Financial Institutions that meet minimum investment requirements in connection with trust accounts, cash management programs and similar programs. A third class of shares of each Fund, Investor Shares, are available to the general public. Because the expenses of each class may differ, the performance of each class is expected to differ. If you would like additional information, please call Janus Institutional Services at 1-800-29JANUS.

               DISTRIBUTION OF THE FUNDS

               The Funds are distributed by Janus Distributors, Inc., which is a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com or the Public Disclosure Hotline at 800-289-9999. An investor brochure containing information describing the Public Disclosure Program is available from NASD Regulation, Inc.

                  Janus Money Market Funds - Institutional Shares prospectus  23

--------------------------------------------------------------------------------

                            JANUS MONEY MARKET FUNDS
                              INSTITUTIONAL SHARES

                              Shareholder's Guide

                                           This section contains
                                           information about opening your
                                           account with Janus, purchases
                                           and redemptions, and other
                                           services and options available
                                           to shareholders.

                                           [JANUS LOGO]

HOW TO OPEN AN ACCOUNT

               ESTABLISHING YOUR ACCOUNT

               The Application enclosed with this Prospectus describes the options available to you as an institutional shareholder of the Funds. After reviewing the Application carefully, complete, sign and forward it to:

                Via Regular Mail                   Via Express Mail - Overnight Delivery
                Janus                              Janus
                P.O. Box 173375                    100 Fillmore Street
                Denver, CO 80217-3375              Denver, CO 80206-4928
                Attn: Institutional Services       Attn: Institutional Services

               Do not include any purchase money with the Application. All purchases of Shares should be effected by wire transfer. See "Purchasing Shares." The Funds reserve the right to suspend the offering of the Shares for a period of time and to reject any specific purchase request.

               You may set up your account for Investment Retirement Plan rollovers (in excess of $250,000) under a tax-sheltered retirement plan. A retirement plan allows you to shelter your investment income from current income taxes. A contribution to these plans may also be tax deductible. Distributions from a retirement plan may be subject to income tax and to an additional tax if withdrawn prior to age 59 1/2 or used for a nonqualifying purpose.

               Please refer to janus.com for more complete information regarding the different types of IRAs. You will need a special application to be enrolled in the plan. For an application and more details, call 1-800-29JANUS.

               TAXPAYER IDENTIFICATION NUMBER

               On the application or other appropriate form, you will be asked to certify that your Social Security or taxpayer identification number is correct and that you are not subject to backup

 26 Shareholder's guide
               withholding for failing to report income to the IRS. If you are subject to backup withholding, or you did not certify your taxpayer identification, the IRS requires the Funds to withhold a certain percentage (currently 30%) of any dividends paid and redemption or exchange proceeds. In addition to this backup withholding, you may be subject to a $50 fee to reimburse the Funds for any penalty that the IRS may impose.

               DISTRIBUTION OPTIONS

               Shareholders have the option of having their dividends and distributions automatically reinvested in Shares of a Fund or wired to a predesignated bank account. If no election is made, all dividends and distributions will be reinvested in additional Shares.

PURCHASING SHARES

               You must establish a Fund account and receive an account number before making purchases by wire. Contact the Institutional Services Money Desk at 1-800-29JANUS for complete instructions. Purchase requests received before 3:00 p.m. for Janus Money Market Fund, (New York time) 5:00 p.m. for Janus Government Money Market Fund and 12:00 p.m. for Janus Tax-Exempt Money Market Fund on a bank business day will receive dividends declared on the purchase date (the daily yield for the Funds is calculated after these times). In addition, the Funds' transfer agent must receive payment in federal funds by 6:00 p.m. (New York time). If your payment on a purchase order is not received by this time, your purchase may be canceled. You will be responsible for any losses or expenses incurred by the Fund, Janus Capital, Janus Service Corporation or Janus Distributors, Inc., and the Fund can redeem shares you own in this or another identically registered Janus fund as reimbursement. The Funds and their agents have the right to reject or cancel any purchase, exchange, or redemption due to nonpayment. The Funds also reserve the right to require purchase requests and payments prior to these times on days when the bond market or the NYSE close

                                                         Shareholder's guide  27
               early. Purchase orders received after these times will receive the dividend declared the following day.

               Complete information regarding your account must be included in all wire instructions in order to facilitate prompt and accurate handling of investments. Please contact the Institutional Services Money Desk at 1-800-29JANUS when you intend to make a wire purchase. The Funds do not charge any fees for transactions by wire in Shares of the Funds.

               Once you have established a Fund account, you may purchase Shares for such account or open additional accounts with other Funds at any time. The Funds reserve the right to suspend the offering of Shares for a period of time and to reject any specific purchase request. If you have any questions, please call 1-800-29JANUS.

MINIMUM INVESTMENT

               JANUS MONEY MARKET FUND

               The minimum investment for the Institutional Shares of Janus Money Market Fund is $5,000,000. Shares may be purchased with an initial $250,000 investment, however, the $5,000,000 minimum must be reached within six months of opening the account. Shareholders who do not reach or maintain the $5,000,000 minimum will be given the option of (1) exchanging into Investor Shares of Janus Money Market Fund, Institutional Shares of Janus Government Money Market Fund or Janus Tax-Exempt Money Market Fund, or shares of another Janus fund or (2) having their shares redeemed. Shareholders' balances that fall below the required minimum will have 30 days to reach an account balance of $5,000,000.

               JANUS GOVERNMENT MONEY MARKET FUND AND JANUS TAX-EXEMPT MONEY MARKET FUND

               The minimum initial investment in these shares is $250,000. The Funds may, in their discretion, waive this minimum under certain

 28 Shareholder's guide
               circumstances but, in such event, the minimum must be reached within 90 days of opening the account. Shareholders who do not maintain the $250,000 minimum will be given the option of exchanging into Investor Shares or shares of another Janus fund or having their Shares redeemed.

NET ASSET VALUE

               The net asset value of the Shares is determined at the close of the regular trading session of the New York Stock Exchange (normally 4:00 p.m., New York time) each day that both the Exchange and the Federal Reserve Banks are open, except that Janus Government Money Market Fund's NAV is normally calculated at 5:00 p.m. (New York time) on such days. The NAV of Fund shares is not determined on the days the NYSE is closed and when the Federal Reserve Banks are closed. NAV per share is determined by dividing the total value of the securities and other assets, less liabilities, by the total number of Shares outstanding. Portfolio securities are valued at their amortized cost. Amortized cost valuation involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity (or such other date as permitted by Rule 2a-7) of any discount or premium. If fluctuating interest rates cause the market value of a portfolio to deviate more than 1/2 of 1% from the value determined on the basis of amortized cost, the Trustees will consider whether any action, such as adjusting the Share's NAV to reflect current market conditions, should be initiated to prevent any material dilutive effect on shareholders.

SHARE CERTIFICATES

               Share certificates are not available for the Shares in order to maintain the general liquidity that is representative of a money market fund and to help facilitate transactions in shareholder accounts.

HOW TO EXCHANGE SHARES

               The Janus funds include several funds with a variety of investment objectives. You may exchange your Shares for shares of any other

                                                         Shareholder's guide  29

               Janus fund that is available to the public and registered in your state of residence. There are certain procedures which should be followed to effect the transfer of the entire or partial balance in your Shares to one of the other Janus funds. The Funds reserve the right to reject any exchange request and to modify or terminate the exchange privilege at any time. For example, the Funds may reject exchanges from accounts engaged in excessive trading (including market timing transactions) that are detrimental to the Funds. If you would like more information regarding this option, please call Institutional Services at 1-800-29JANUS.

HOW TO SELL SHARES

               PARTIAL OR COMPLETE REDEMPTIONS

               You may redeem all or a portion of your Shares on any business day. Your Shares will be redeemed at the NAV next calculated after a Fund has received your redemption request in good order and meeting all the requirements of this Prospectus. Proceeds of such redemption generally will be wired to your predesignated bank account as of the day of redemption, or, if that day is a bank holiday, on the next bank business day.

               If you are an IRA shareholder and you do not want federal income tax withheld from your redemption, you must state that you elect not to have such withholding apply. In addition, your instructions must state whether the distribution is normal (after age 59 1/2) or premature (before age 59 1/2) and, if premature, whether any exceptions apply with regard to the 10% additional tax on early distributions.

 30 Shareholder's guide

               IN WRITING

               To redeem all or part of your Shares in writing, send a letter of instruction to the following address:

                Via Regular Mail                   Via Express Mail - Overnight Delivery
                Janus                              Janus
                P.O. Box 173375                    100 Fillmore Street
                Denver, CO 80217-3375              Denver, CO 80206-4928
                Attn: Institutional Services       Attn: Institutional Services

               The letter should be on company letterhead (in the case of institutional clients) and should specify the name of the Fund, the number of Shares or dollars being redeemed, the account number, appropriate wiring instructions, the name(s) on the account, your name and your daytime telephone number. The letter must be signed by an authorized person whose signature is on file with the Fund. For IRA shareholders, written instructions must be signed by the account owner.

               BY TELEPHONE

               Shares may be redeemed by telephone. If a request for a redemption is received by 3:00 p.m. (New York time) for Janus Money Market Fund, 5:00 p.m. for Janus Government Money Market Fund and 12:00 p.m. for Janus Tax-Exempt Money Market Fund on a bank business day, Shares will be redeemed and the redemption amount wired in federal funds to the shareholder's predesignated bank account that day. After these times, a redemption request will be processed at that day's NAV and will include that day's dividends, but generally will not be wired until the next bank business day. The Funds reserve the right to require redemption requests prior to these times on days when the bond market or NYSE close early. There is no fee for redemptions by wire.

                                                         Shareholder's guide  31

               BY A FUND

               Your account may be terminated by a Fund if, due to the transfer or redemption of Shares, the value of the remaining Shares in your account falls below the minimum investment required to open a new account, or if you engage in illegal or other conduct detrimental to the Funds. In the case of insufficient account size, a Fund will notify you that you have 30 days for Janus Money Market Fund or 60 days for Janus Government Money Market Fund and Janus Tax-Exempt Money Market Fund to increase your account to the minimum required before redeeming your account.

SPECIAL SHAREHOLDER SERVICES AND OTHER INFORMATION

               PORTFOLIO INFORMATION

               You may call 1-800-29JANUS by TouchTone(TM) telephone for access to certain information regarding your account, including current yield and dividend rate information, Monday through Friday from 7:00 a.m. to 10:00 p.m. (New York time).

               TELEPHONE INSTRUCTIONS

               You may initiate many transactions by telephone. The Funds and their agents will not be responsible for any losses resulting from unauthorized transactions when procedures designed to verify the identity of the caller are followed.

               ACCOUNT ADDRESS AND NAME CHANGES

               To change the address on your account, you may call 1-800-29JANUS or send a written request signed by all registered owners of your account. Please include the name of the Janus fund(s) you hold, the account number(s), the name(s) on the account and both the old and new addresses. Within the first 10 days of an address change, redemptions by institutional clients are permissible only if the redemption proceeds are wired to a pre-designated bank account or you provide the Funds with appropriate

 32 Shareholder's guide
               corporate resolutions changing wire instructions. Please call 1-800-29JANUS for additional information.

               To change the name on an account, the Shares must be transferred to a new account. Such a change generally requires written instructions with the guaranteed signatures of all registered owners, as well as an Application and supporting legal documentation, if applicable. Please call 1-800-29JANUS for additional information.

               STATEMENTS AND REPORTS

               Each shareholder will receive daily confirmations of purchases and redemptions made in the Funds. On the last day of each month, the shareholder will receive a statement reporting all purchases and redemptions made during that month, and dividends paid during the month.

               Twice each year you will receive the financial statements of the Funds, including a statement listing portfolio securities. To reduce expenses, only one copy of most reports (such as the Funds' Annual Report) may be mailed to all accounts with the same tax identification number. Please call 1-800-29JANUS if you need additional reports sent each time. The Funds reserve the right to charge a fee for additional account statement requests.

               TEMPORARY SUSPENSION OF SERVICES

               The Funds or their agents may temporarily suspend telephone transactions and other shareholder services described in this Prospectus upon reasonable notice or to the extent that any circumstance reasonably beyond the control of the Funds or their agents materially hampers the provision of such services.

               TRANSACTIONS THROUGH PROCESSING ORGANIZATIONS

               You may purchase or sell Fund shares through a broker-dealer, bank or other financial institution, or an organization that provides recordkeeping and consulting services to retirement or

                                                         Shareholder's guide  33
               other employee benefit plans (a "Processing Organization"). Processing Organizations may charge you a fee for this service and may require different minimum initial and subsequent investments than the Funds. Processing Organizations may also impose other charges or restrictions different from those applicable to shareholders who invest in the Funds directly. A Processing Organization, rather than its customers, may be the shareholder of record of your shares. The Funds are not responsible for the failure of any Processing Organization to carry out its obligations to its customers. Janus Capital or its affiliates, from their own assets, may compensate certain Processing Organizations for providing administrative, recordkeeping and similar services, as well as distribution-related services.

 34 Shareholder's guide

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                                                                              35

                       This page intentionally left blank

                       This page intentionally left blank

                   You can request other information, including a Statement of Additional Information, Annual Report or Semiannual Report free of charge by contacting Janus at 1-800-29JANUS. In the Funds' Annual and Semiannual Reports you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during their last fiscal period. Other information is also available from financial intermediaries that sell shares of the Funds.

                   The Statement of Additional Information provides detailed information about the Funds and is incorporated into this Prospectus by reference. You may review and copy information about the Funds (including the Funds' Statement of Additional Information) at the Public Reference Room of the SEC or get text only copies, after paying a duplicating fee, by sending an electronic request by e-mail to publicinfo@sec.gov or by writing to or calling the Public Reference Room, Washington, D.C. 20549-0102 (1-202-942-8090). You may also obtain reports and other information about the Funds from the Electronic Data Gathering Analysis and Retrieval (EDGAR) Database on the SEC's Web site at http://www.sec.gov.

                      [JANUS LOGO]

                                   www.janus.com

                                   PO Box 173375
                                   Denver, CO 80217-3375
                                   1-800-29JANUS

                    Investment Company Act File No. 811-1879

                               February 25, 2002

                               As Supplemented June 19, 2002

                               Janus Money Market Fund

                               Janus Tax-Exempt Money Market Fund

                               Janus Government Money Market Fund

                            JANUS MONEY MARKET FUNDS
                                 SERVICE SHARES

                                   Prospectus

     Janus Money Market Fund, Janus Tax-Exempt Money Market Fund, and Janus Government Money Market Fund are designed for investors who seek maximum current income consistent with stability of capital. This prospectus offers a separate class of shares of each Fund (collectively, the "Shares") exclusively through banks and other financial institutions ("Financial Institutions") in connection with trust accounts, cash management programs and similar programs provided to their customers. Each Fund is a separate series of Janus Investment Fund, an open-end management investment company.

     The Securities and Exchange Commission has not approved or disapproved of these securities or passed on the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

--------------------------------------------------------------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

                RISK/RETURN SUMMARY
                   Janus Money Market Fund......................    2
                   Janus Tax-Exempt Money Market Fund...........    2
                   Janus Government Money Market Fund...........    3
                   Fees and expenses............................    6
                INVESTMENT OBJECTIVES, PRINCIPAL
                INVESTMENT STRATEGIES AND RISKS
                   Investment objectives and
                   principal investment strategies..............    7
                   Common investment policies...................    8
                   Types of investments.........................    9
                   Common investment techniques.................   12
                MANAGEMENT OF THE FUNDS
                   Investment adviser and administrator.........   15
                   Management expenses..........................   15
                   Portfolio managers...........................   17
                DISTRIBUTIONS AND TAXES.........................   18
                FINANCIAL HIGHLIGHTS............................   20
                OTHER INFORMATION...............................   23
                SHAREHOLDER'S GUIDE
                   Purchases....................................   26
                   Minimum investment...........................   27
                   Net asset value..............................   27
                   Redemptions..................................   28
                   Shareholder communications...................   29


                         Janus Money Market Funds - Service Shares prospectus  1

RISK/RETURN SUMMARY
--------------------------------------------------------------------------------

1. WHAT ARE THE INVESTMENT OBJECTIVES OF THE MONEY MARKET FUNDS?

--------------------------------------------------------------------------------

               - JANUS MONEY MARKET FUND AND JANUS GOVERNMENT MONEY MARKET
                 FUND seek maximum current income to the extent consistent with stability of capital.

               - JANUS TAX-EXEMPT MONEY MARKET FUND seeks maximum current income that is exempt from federal income taxes to the extent consistent with stability of capital.

               The Funds' Trustees may change these objectives or the Funds' principal investment policies without a shareholder vote. The Funds will notify you at least 60 days before making any material changes to their objectives or principal investment policies. If there is a material change in a Fund's objective or policies, you should consider whether that Fund remains an appropriate investment for you. There is no guarantee that any Fund will meet its objective.

2. WHAT ARE THE MAIN INVESTMENT STRATEGIES OF THE MONEY MARKET FUNDS?

               The Money Market Funds will invest only in high-quality, short-term money market instruments that present minimal credit risks, as determined by Janus Capital.

               JANUS MONEY MARKET FUND invests primarily in high quality debt obligations and obligations of financial institutions. Debt obligations may include commercial paper, notes and bonds, and variable amount master demand notes. Obligations of financial institutions include certificates of deposit and time deposits.

               JANUS TAX-EXEMPT MONEY MARKET FUND invests primarily in short-term municipal securities whose interest is exempt from federal income taxes. As a fundamental policy, the Fund will invest, under normal circumstances, at least 80% of its net assets in short-term municipal securities whose interest is exempt from federal income taxes, including the federal alternative minimum tax. For purposes of this policy, net assets will take into account

 2 Janus Money Market Funds - Service Shares prospectus
               borrowings for investment purposes. The Fund may invest up to 20% of its net assets in taxable securities and may invest without limit in cash and cash equivalents that may be federally taxable to the extent the portfolio manager cannot locate investment opportunities with desirable risk/reward characteristics.

               JANUS GOVERNMENT MONEY MARKET FUND invests exclusively in obligations issued and/or guaranteed as to principal and interest by the United States government or by its agencies and instrumentalities and repurchase agreements secured by such obligations.

3. WHAT ARE THE MAIN RISKS OF INVESTING IN THE MONEY MARKET FUNDS?

               The Funds' yields will vary as the short-term securities in their portfolios mature and the proceeds are reinvested in securities with different interest rates. Over time, the real value of a Fund's yield may be eroded by inflation. Although the Money Market Funds invest only in high-quality, short-term money market instruments, there is a risk that the value of the securities they hold will fall as a result of changes in interest rates, an issuer's actual or perceived creditworthiness or an issuer's ability to meet its obligations.

               Economic, business, or political developments or changes affecting tax-exempt securities may affect Janus Tax-Exempt Money Market Fund's holdings similarly. This could result in increased variability of performance. Income from the Fund's investments may be taxable by your state or local government.

               An investment in the Money Market Funds is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Janus Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these Funds.

                         Janus Money Market Funds - Service Shares prospectus  3

               The following information provides some indication of the risks of investing in the Money Market Funds by showing how the performance of the Service Shares of each Money Market Fund has varied over time. The bar charts depict the change in performance from year to year during the period indicated.

               JANUS MONEY MARKET FUND - SERVICE SHARES

               Annual returns for calendar years ended 12/31



                       5.46%            5.40%       4.98%       6.25%       3.95%
                       1997             1998        1999        2000        2001



               Best Quarter: 4th-2000  1.60%  Worst Quarter: 4th-2001  0.58%

               JANUS TAX-EXEMPT MONEY MARKET FUND - SERVICE SHARES





               Annual returns for calendar years ended 12/31



                       3.44%            3.41%       3.12%       3.86%       2.60%
                       1997             1998        1999        2000        2001



               Best Quarter: 2nd-2000  1.01%  Worst Quarter: 4th-2001  0.44%

 4 Janus Money Market Funds - Service Shares prospectus

               JANUS GOVERNMENT MONEY MARKET FUND - SERVICE SHARES

               Annual returns for calendar years ended 12/31



                       5.33%            5.28%       4.87%       6.15%       3.94%
                       1997             1998        1999        2000        2001



               Best Quarter: 4th-2000  1.59%  Worst Quarter: 4th-2001  0.58%

               The 7-day yield on December 31, 2001 was 1.98% for Janus Money Market Fund - Service Shares; 1.50% for Janus Tax-Exempt Money Market Fund - Service Shares; and 1.95% for Janus Government Tax-Exempt Money Market Fund - Service Shares, respectively. For the Funds' current yields, call 1-800-29JANUS.

               The Money Market Funds' past performance does not necessarily indicate how they will perform in the future.

                         Janus Money Market Funds - Service Shares prospectus  5

FEES AND EXPENSES

               SHAREHOLDER FEES, such as sales loads, redemption fees or exchange fees, are charged directly to an investor's account. All Janus funds are no-load investments, so you will not pay any shareholder fees when you buy or sell shares of the Funds.

               ANNUAL FUND OPERATING EXPENSES are paid out of a Fund's assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting and other services. You do not pay these fees directly but, as the example below shows, these costs are borne indirectly by all shareholders.

               This table describes the fees and expenses that you may pay if you buy and hold Shares of the Funds. It is based upon gross expenses (without the effect of expense offset arrangements) for the fiscal year ended October 31, 2001.

                                     Janus Money   Janus Tax-Exempt    Janus Government
   Service Shares                    Market Fund   Money Market Fund   Money Market Fund
   Management Fee                        0.20%            0.20%               0.20%
   Other Expenses                        0.40%            0.40%               0.40%
   Total Annual Fund Operating
     Expenses Without Reductions*        0.60%            0.60%               0.60%
   Total Reductions                      0.17%            0.17%               0.20%
   Total Annual Fund Operating
     Expenses With Reductions*           0.43%            0.43%               0.40%

--------------------------------------------------------------------------------
  * All expenses are stated both with and without contractual reductions by Janus Capital. Janus Capital has agreed to continue such reductions until at least the next annual renewal of the advisory agreements.
--------------------------------------------------------------------------------

  EXAMPLE:
  THE FOLLOWING EXAMPLE IS BASED ON FUND EXPENSES WITHOUT REDUCTIONS.
  This example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in each of the Funds for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Funds' operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                             1 Year     3 Years    5 Years    10 Years
                                             -----------------------------------------
   Janus Money Market Fund                     $61       $192       $335        $750
   Janus Tax-Exempt Money Market Fund          $61       $192       $335        $750
   Janus Government Money Market Fund          $61       $192       $335        $750

 6 Janus Money Market Funds - Service Shares prospectus

INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT
STRATEGIES AND RISKS
--------------------------------------------------------------------------------

               This section takes a closer look at the investment objective of each of the Funds, their principal investment strategies and certain risks of investing in the Funds. Strategies and policies that are noted as "fundamental" cannot be changed without a shareholder vote.

               Money market funds are subject to certain specific SEC rule requirements. Among other things, the Funds are limited to investing in U.S. dollar-denominated instruments with a remaining maturity of 397 days or less (as calculated pursuant to Rule 2a-7 under the 1940 Act).

               Janus Capital has purchased money market insurance for Janus Money Market Fund and Janus Tax-Exempt Money Market Fund that may protect them in the event of, among other things, a decrease in the value of a portfolio security due to the default or bankruptcy of the issuer. This insurance covers all securities in which the Funds invest, other than certain securities issued, guaranteed, or backed by the U.S. government. Although Janus Money Market Fund - Service Shares and Janus Tax-Exempt Money Market Fund - Service Shares seek to preserve the value of your investment at $1.00 per share, the policy does not guarantee that a Fund will maintain a value of $1.00 per share. The insurance policy became effective on September 30, 2001 and will expire on September 30, 2002 unless renewed.

INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES

               JANUS MONEY MARKET FUND
               Janus Money Market Fund seeks maximum current income to the extent consistent with stability of capital. It pursues its objective by investing primarily in high quality debt obligations and obligations of financial institutions. Debt obligations may include commercial paper, notes and bonds, and variable amount master demand notes. Obligations of financial institutions include certificates of deposit and time deposits.

                         Janus Money Market Funds - Service Shares prospectus  7

               JANUS TAX-EXEMPT MONEY MARKET FUND
               Janus Tax-Exempt Money Market Fund seeks maximum current income that is exempt from federal income taxes to the extent consistent with stability of capital. It pursues its objective by investing primarily in short-term municipal securities whose interest is exempt from federal income taxes. As a fundamental policy, the Fund will invest, under normal circumstances, at least 80% of its net assets in short-term municipal securities whose interest is exempt from federal income taxes, including the federal alternative minimum tax. The Fund may invest up to 20% of its net assets in taxable securities and may invest without limit in cash and cash equivalents to the extent the portfolio manager cannot locate investment opportunities with desirable risk/reward characteristics.

               JANUS GOVERNMENT MONEY MARKET FUND
               Janus Government Money Market Fund seeks maximum current income to the extent consistent with stability of capital. It pursues its objective by investing exclusively in obligations issued and/or guaranteed as to principal and interest by the United States government or by its agencies and instrumentalities and repurchase agreements secured by such obligations.

COMMON INVESTMENT POLICIES

               Each of the Money Market Funds will:

               - invest in high quality, short-term money market instruments that present minimal credit risks, as determined by Janus
                 Capital

               - invest only in U.S. dollar-denominated instruments that have a remaining maturity of 397 days or less (as calculated pursuant to Rule 2a-7 under the 1940 Act)

               - maintain a dollar-weighted average portfolio maturity of 90 days or less

 8 Janus Money Market Funds - Service Shares prospectus

TYPES OF INVESTMENTS

               JANUS MONEY MARKET FUND

               Janus Money Market Fund invests primarily in:

               - high quality debt obligations

               - obligations of financial institutions

               This Fund may also invest (to a lesser degree) in:

               - U.S. Government Securities (securities issued or guaranteed by the U.S. government, its agencies and instrumentalities)

               - municipal securities

               DEBT OBLIGATIONS
               The Fund may invest in U.S. dollar denominated debt obligations. Debt obligations include:

               - commercial paper

               - notes and bonds

               - variable amount master demand notes (the payment obligations on these instruments may be backed by securities, swap agreements or other assets, by a guarantee of a third party or solely by the unsecured promise of the issuer to make payments when due)

               - privately issued commercial paper or other securities that are restricted as to disposition under the federal securities laws

               OBLIGATIONS OF FINANCIAL INSTITUTIONS
               Examples of obligations of financial institutions include:

               - negotiable certificates of deposit, bankers' acceptances, time deposits and other obligations of U.S. banks (including savings and loan associations) having total assets in excess of one billion dollars and U.S. branches of foreign banks having total assets in excess of ten billion dollars

                         Janus Money Market Funds - Service Shares prospectus  9

               - Eurodollar and Yankee bank obligations (Eurodollar bank
                 obligations are dollar-denominated certificates of deposit or time deposits issued outside the U.S. capital markets by foreign branches of U.S. banks and by foreign banks. Yankee bank obligations are dollar-denominated obligations issued in the U.S. capital markets by foreign banks)

               - other U.S. dollar-denominated obligations of foreign banks having total assets in excess of ten billion dollars that Janus Capital believes are of an investment quality comparable to obligations of U.S. banks in which the Fund may invest

               Foreign, Eurodollar (and to a limited extent, Yankee) bank obligations are subject to certain sovereign risks. One such risk is the possibility that a foreign government might prevent dollar-denominated funds from flowing across its borders. Other risks include: adverse political and economic developments in a foreign country; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes; and expropriation or nationalization of foreign issuers.

               JANUS TAX-EXEMPT MONEY MARKET FUND

               As a fundamental policy, Janus Tax-Exempt Money Market Fund will invest, under normal circumstances, at least 80% of its net assets in short-term municipal securities whose interest is exempt from federal income taxes, including the federal alternative minimum tax. However, this Fund reserves the right to invest:

               - up to 20% of its net assets in securities whose interest is federally taxable

               - without limit in cash and cash equivalents, including
                 obligations that may be federally taxable (when its portfolio manager is unable to locate investment opportunities with desirable risk/reward characteristics)

 10 Janus Money Market Funds - Service Shares prospectus

               MUNICIPAL SECURITIES
               Municipal securities include:

               - municipal notes

               - short-term municipal bonds

               - participation interests in municipal securities

               At times, the Fund may invest more than 25% of its total assets in tax-exempt securities that are related in such a way that an economic, business, or political development or change affecting one such security could similarly affect the other securities. Examples include securities whose issuers are located in the same state, or securities whose interest is derived from revenues of similar type projects. The Fund may also invest more than 25% of its assets in industrial development bonds or participation interests therein.

               Yields on municipal securities are dependent on a variety of factors, including general market conditions, the size of a particular offering, the maturity of the obligation and the rating of the issue. Municipal securities investments may lose money if the municipal securities issuer does not pay principal and interest when due. Bankruptcy, insolvency and other laws affecting the rights and remedies of creditors may affect the issuer's ability to pay.

               MUNICIPAL LEASES
               The Fund may invest in municipal leases or participation interests therein. The issuing municipality's credit will not necessarily back a lease obligation. Interest on lease obligations may become taxable if the lease is assigned. The Fund may incur losses if the issuer does not appropriate funds for the lease payment on an annual basis.

               TAXABLE INVESTMENTS
               As discussed above, although the Fund will attempt to invest substantially all of its assets in municipal securities whose interest

                        Janus Money Market Funds - Service Shares prospectus  11
               is exempt from federal income tax, the Fund may under certain circumstances invest in certain securities whose interest is subject to such taxation, as described under Janus Money Market Fund's investments.

               JANUS GOVERNMENT MONEY MARKET FUND

               Janus Government Money Market Fund invests exclusively in:

               - U.S. Government Securities

               - repurchase agreements secured by U.S. Government Securities

COMMON INVESTMENT TECHNIQUES

               The following is a description of other investment techniques that the Money Market Funds may each use:

               PARTICIPATION INTERESTS
               A participation interest gives a Money Market Fund a proportionate, undivided interest in underlying debt securities and usually carries a demand feature.

               DEMAND FEATURES
               Demand features give the Money Market Funds the right to resell securities at specified periods prior to their maturity dates. Demand features may shorten the life of a variable or floating rate security, enhance the instrument's credit quality and provide a source of liquidity.

               Demand features are often issued by third party financial institutions, generally domestic and foreign banks. Accordingly, the credit quality and liquidity of the Money Market Funds' investments may be dependent in part on the credit quality of the banks supporting the Money Market Funds' investments. This will result in exposure to risks pertaining to the banking industry, including the foreign banking industry. Brokerage firms and insurance companies also provide certain liquidity and credit support. A substantial portion of the Janus Tax-Exempt Money Market Fund's portfolio in particular may consist of securities

 12 Janus Money Market Funds - Service Shares prospectus
               backed by banks and other financial institutions, and thus adverse changes in the credit quality of these institutions could cause losses to the Fund and affect its share price.

               VARIABLE AND FLOATING RATE SECURITIES
               The Money Market Funds may invest in securities which have variable or floating rates of interest. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to an interest rate index or market interest rate. Variable and floating rate securities are subject to changes in value based on changes in market interest rates or changes in the issuer's or guarantor's creditworthiness.

               MORTGAGE- AND ASSET-BACKED SECURITIES
               The Money Market Funds may purchase fixed or variable rate mortgage-backed securities issued by the Ginnie Mae, Fannie Mae, Freddie Mac, or other governmental or other government-related entity. Janus Money Market Fund and Janus Tax-Exempt Money Market Fund may purchase other mortgage- and asset-backed securities including securities backed by automobile loans, equipment leases or credit card receivables.

               Unlike traditional debt instruments, payments on these securities include both interest and a partial payment of principal. Prepayments of the principal of underlying loans may shorten the effective maturities of these securities and may result in a Fund having to reinvest proceeds at a lower interest rate.

               REPURCHASE AGREEMENTS
               Each Money Market Fund may enter into collateralized repurchase agreements. Repurchase agreements are transactions in which a Fund purchases securities and simultaneously commits to resell those securities to the seller at an agreed-upon price on an agreed-upon future date. The repurchase price reflects a market rate of interest and is collateralized by cash or securities.

                        Janus Money Market Funds - Service Shares prospectus  13

               If the seller of the securities underlying a repurchase agreement fails to pay the agreed resale price on the agreed delivery date, a Money Market Fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so.

 14 Janus Money Market Funds - Service Shares prospectus

MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

INVESTMENT ADVISER AND ADMINISTRATOR

               Each Fund has a separate Investment Advisory Agreement with Janus Capital, 100 Fillmore Street, Denver, Colorado 80206-4928. Janus Capital has served as investment adviser to Janus Fund since 1970 and currently serves as investment adviser to all of the Janus funds, acts as sub-adviser for a number of private-label mutual funds and provides separate account advisory services for institutional accounts.

MANAGEMENT EXPENSES

               Pursuant to the Investment Advisory Agreements, Janus Capital furnishes continuous advice and recommendations concerning each Fund's investments. Each of the Funds has agreed to compensate Janus Capital for its advisory services by the monthly payment of a fee at the annual rate of 0.20% of the value of the average daily net assets of each Fund. However, Janus Capital has agreed to reduce its fee and accordingly, the advisory fee of each Fund will be calculated at the annual rate of 0.10% of the value of each Fund's average daily net assets. Janus Capital has agreed to continue such reductions until at least the next annual renewal of the advisory agreements. You will be notified of any change in this limit. For the most recent fiscal year, each Fund paid Janus Capital a management fee of 0.10% of its average daily net assets.

               New investment advisory agreements approved at a special meeting of shareholders on January 31, 2002, that are the same in all material respects as the current advisory agreements, will be effective on or about March 28, 2002.

               The Funds have entered into an Administrative Agreement with Janus Capital where Janus Capital is compensated for providing administrative, compliance and accounting services including custody and transfer agency services. Janus Capital may use all or a portion of its administrative fee to compensate Financial Institutions for providing administrative services to their customers who invest in the Shares. The types of services that the Financial Institutions would provide include serving as the sole shareholder

                        Janus Money Market Funds - Service Shares prospectus  15
               of record, shareholder recordkeeping, processing and aggregating purchase and redemption transactions, providing periodic statements, forwarding shareholder reports and other materials, providing tax information, and providing similar services that the Funds would have to perform if they were dealing directly with the beneficial owners, rather than the Financial Institutions, as shareholders of record.

               Depository institutions (such as a commercial bank or savings and loan association) may be subject to federal and various state laws regarding the administrative services described above and may be required to register as broker-dealers pursuant to federal and/or state law. In the event depository institutions were prohibited from acting in the administrative capacities described above, the Trustees will consider appropriate changes in the services.

 16 Janus Money Market Funds - Service Shares prospectus

PORTFOLIO MANAGERS

SHARON S. PICHLER
--------------------------------------------------------------------------------
                   is Executive Vice President and Portfolio Manager of Janus Money Market Fund and Janus Tax-Exempt Money Market Fund, which she has managed since inception. Ms. Pichler is also Executive Vice President and Portfolio Manager of Janus Federal Tax-Exempt Fund, which she has managed since
                   January 2001. She is also Portfolio Manager of other Janus accounts. She has also served as Portfolio Manager of Janus Government Money Market Fund from inception to
                   February 1999. Ms. Pichler holds a Bachelor of Arts degree in Economics from Michigan State University and a Master's degree in Business Administration from the University of Texas at San Antonio. Ms. Pichler has earned the right to use the Chartered Financial Analyst designation.

J. ERIC THORDERSON
--------------------------------------------------------------------------------
                   is Executive Vice President and Portfolio Manager of Janus Government Money Market Fund, which he has managed since February 1999. Mr. Thorderson is also Portfolio Manager of other Janus accounts. He joined Janus Capital in May 1996 as a money market analyst. Prior to joining Janus Capital, he was a Portfolio Manager for USAA Investment Management Company from 1991 to 1996. Mr. Thorderson holds a Bachelor of Arts degree in Business Administration from Wayne State University and a Master's degree in Business
                   Administration from the University of Illinois. Mr. Thorderson has earned the right to use the Chartered Financial Analyst designation.

                        Janus Money Market Funds - Service Shares prospectus  17

DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

               Dividends representing substantially all of the net investment income and any net realized gains on sales of securities are declared daily, Saturdays, Sundays and holidays included, and distributed on the last business day of each month. If a month begins on a Saturday, Sunday or holiday, dividends for those days are declared at the end of the preceding month and distributed on the first business day of the month. Distributions will be reinvested in Shares of a Fund unless otherwise elected by the shareholder pursuant to the options offered by the Financial Institution.

               Distributions for all of the Funds (except Janus Tax-Exempt Money Market Fund) are taxable income and are subject to federal income tax (except for shareholders exempt from income tax), whether such distributions are received in cash or are reinvested in additional Shares. Full information regarding the tax status of income dividends and any capital gains distributions will be mailed to Financial Institutions who will forward the information to their customers for tax purposes on or before January 31st of each year. Because the Funds are money market funds, they do not anticipate making any capital gains distributions.

               Janus Tax-Exempt Money Market Fund anticipates that substantially all income dividends it pays will be exempt from federal income tax. However, dividends attributable to interest on taxable investments, together with distributions from any net realized capital gains, are taxable. In addition, interest on certain private activity bonds is a preference item for purposes of the individual and corporate alternative minimum taxes. To the extent that the Fund earns such income, shareholders who are subject to the alternative minimum tax must include such income as a preference item. The Fund will advise shareholders of the percentage of dividends, if any, subject to the alternative minimum tax.

               Dividends and capital gains distributions may also be subject to state and local taxes. In certain states some portion of dividends and distributions (depending on the sources of the Fund's net income) of Janus Tax-Exempt Money Market Fund may be exempt

 18 Janus Money Market Funds - Service Shares prospectus
               from state and local taxes. Shareholders should consult their own tax adviser regarding exemption from any applicable state and local tax, as well as the tax treatment of any dividends or distributions from the Shares.

               The Funds intend to comply with provisions of the Internal Revenue Code applicable to investment companies, and thus it is not expected that any of the Funds will be required to pay any federal income or excise taxes. The SAI further explains the Funds' tax status.

                        Janus Money Market Funds - Service Shares prospectus  19

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

               The financial highlights table is intended to help you understand the Funds' financial performance of the Funds' Shares through October 31st of each fiscal period shown. Items 1 through 6 reflect financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Shares of each of the Funds, (assuming the reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Funds' financial statements, is included in the Annual Report, which is available upon request, and incorporated by reference into the SAI.

JANUS MONEY MARKET FUND - SERVICE SHARES
--------------------------------------------------------------------------------------------------------
                                                                 Periods ended October 31st
                                                        2001       2000      1999      1998     1997(1)
  1. NET ASSET VALUE, BEGINNING OF PERIOD                $1.00      $1.00     $1.00     $1.00     $1.00
     INCOME FROM INVESTMENT OPERATIONS:
  2. Net investment income                                0.05       0.06      0.05      0.05      0.05
  3. Total from investment operations                     0.05       0.06      0.05      0.05      0.05
     LESS DIVIDENDS AND DISTRIBUTIONS:
  4. Dividends (from net investment income)             (0.05)     (0.06)    (0.05)    (0.05)    (0.05)
  5. Total dividends and distributions                  (0.05)     (0.06)    (0.05)    (0.05)    (0.05)
  6. NET ASSET VALUE, END OF PERIOD                      $1.00      $1.00     $1.00     $1.00     $1.00
  7. Total return*                                       4.70%      6.08%     4.89%     5.45%     5.14%
  8. Net assets, end of period (in thousands)          $74,515   $129,634   $28,748   $42,520   $10,341
  9. Average net assets for the period (in thousands)  $99,861    $59,503   $31,250   $29,322      $913
 10. Ratio of expenses to average net assets**(2)        0.43%      0.42%     0.40%     0.40%     0.40%
 11. Ratio of net investment income to average
     net assets**                                        4.62%      6.02%     4.82%     5.30%     5.02%
--------------------------------------------------------------------------------------------------------

(1) Fiscal period from November 22, 1996 (inception of Shares) to October 31, 1997.
(2) The ratio was 0.60% before the reduction of certain fees and expenses excluding trustee fees and expenses, audit fees and interest expense incurred by the Fund.
  * Total return is not annualized for periods of less than one full year.
 ** Annualized for periods of less than one full year.

 20 Janus Money Market Funds - Service Shares prospectus

JANUS TAX-EXEMPT MONEY MARKET FUND - SERVICE SHARES
---------------------------------------------------------------------------------------------------------
                                                                  Periods ended October 31st
                                                         2001      2000      1999      1998      1997(1)
  1. NET ASSET VALUE, BEGINNING OF PERIOD               $1.00     $1.00     $1.00      $1.00     $1.00
     INCOME FROM INVESTMENT OPERATIONS:
  2. Net investment income                               0.03      0.04      0.03       0.03      0.03
  3. Total from investment operations                    0.03      0.04      0.03       0.03      0.03
     LESS DIVIDENDS AND DISTRIBUTIONS:
  4. Dividends (from net investment income)            (0.03)    (0.04)    (0.03)     (0.03)    (0.03)
  5. Total dividends and distributions                 (0.03)    (0.04)    (0.03)     (0.03)    (0.03)
  6. NET ASSET VALUE, END OF PERIOD                     $1.00     $1.00     $1.00      $1.00     $1.00
  7. Total return*                                      3.02%     3.81%     3.06%      3.44%     3.22%
  8. Net assets, end of period (in thousands)             $10       $10    $1,042    $17,696       $10
  9. Average net assets for the period (in thousands)     $10      $737    $4,090     $3,215       $10
 10. Ratio of expenses to average net assets**(2)       0.43%     0.41%     0.40%      0.40%     0.40%
 11. Ratio of net investment income to average
     net assets**                                       2.98%     3.67%     3.10%      3.32%     3.17%
---------------------------------------------------------------------------------------------------------

(1) Fiscal period from November 22, 1996 (inception of Shares) to October 31, 1997.
(2) The ratio was 0.60% before the reduction of certain fees and expenses excluding trustee fees and expenses, audit fees and interest expense incurred by the Fund.
  * Total return is not annualized for periods of less than one full year.
 ** Annualized for periods of less than one full year.

                        Janus Money Market Funds - Service Shares prospectus  21

JANUS GOVERNMENT MONEY MARKET FUND - SERVICE SHARES
------------------------------------------------------------------------------------------------------------
                                                                     Periods ended October 31st
                                                           2001       2000       1999       1998     1997(1)
  1. NET ASSET VALUE, BEGINNING OF PERIOD                  $1.00      $1.00      $1.00     $1.00     $1.00
     INCOME FROM INVESTMENT OPERATIONS:
  2. Net investment income                                  0.05       0.06       0.05      0.05      0.05
  3. Total from investment operations                       0.05       0.06       0.05      0.05      0.05
     LESS DIVIDENDS AND DISTRIBUTIONS:
  4. Dividends (from net investment income)               (0.05)     (0.06)     (0.05)    (0.05)    (0.05)
  5. Total dividends and distributions                    (0.05)     (0.06)     (0.05)    (0.05)    (0.05)
  6. NET ASSET VALUE, END OF PERIOD                        $1.00      $1.00      $1.00     $1.00     $1.00
  7. Total return*                                         4.67%      5.97%      4.77%     5.33%     5.01%
  8. Net assets, end of period (in thousands)            $85,589    $78,877    $51,343    $2,770      $628
  9. Average net assets for the period (in thousands)   $103,932    $63,802    $45,587      $639    $1,141
 10. Ratio of expenses to average net assets**(2)          0.40%      0.40%      0.40%     0.40%     0.40%
 11. Ratio of net investment income to average
     net assets**                                          4.57%      5.86%      4.67%     5.15%     5.23%
------------------------------------------------------------------------------------------------------------

(1) Fiscal period from November 22, 1996 (inception of Shares) to October 31, 1997.
(2) The ratio was 0.60% before the reduction of certain fees and expenses excluding trustee fees and expenses, audit fees and interest expense incurred by the Fund.
  * Total return is not annualized for periods of less than one full year.
 ** Annualized for periods of less than one full year.

 22 Janus Money Market Funds - Service Shares prospectus

OTHER INFORMATION
--------------------------------------------------------------------------------

               CLASSES OF SHARES

               Each Fund currently offers three classes of shares by separate prospectuses. The Shares offered by this Prospectus are available only to banks and other Financial Institutions that meet minimum investment requirements in connection with trust accounts, cash management programs and similar programs. A second class of shares, Institutional Shares of each Fund, are available only to institutional clients, including corporations, foundations and trusts, and individuals meeting certain minimum investment requirements. A third class of shares, Investor Shares of each Fund, are available to the general public. Because the expenses of each class may differ, the performance of each class is expected to differ. If you would like additional information, please call 1-800-29JANUS.

               DISTRIBUTION OF THE FUNDS

               The Funds are distributed by Janus Distributors, Inc., which is a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com or the Public Disclosure Hotline at 800-289-9999. An investor brochure containing information describing the Public Disclosure Program is available from NASD Regulation, Inc.

                        Janus Money Market Funds - Service Shares prospectus  23

--------------------------------------------------------------------------------

                            JANUS MONEY MARKET FUNDS
                                 SERVICE SHARES

                              Shareholder's Guide

                                           Investors may not purchase or
                                           redeem shares of the Funds
                                           directly. Shares may be
                                           purchased or redeemed only
                                           through Financial Institutions
                                           in connection with trust
                                           accounts, Cash management
                                           programs and similar programs.
                                           Your Financial Institution
                                           will provide you with
                                           instructions on purchasing or
                                           redeeming shares.

                                           [JANUS LOGO]

               The Financial Institutions are responsible for promptly transmitting purchase, redemption and other requests to the Funds under the arrangements made between the Financial Institutions and their customers. The Funds are not responsible for the failure of any Financial Institution to carry out its obligations to its customers.

PURCHASES

               Purchases of Fund Shares may be made only through omnibus accounts of Financial Institutions in connection with trust accounts, cash management programs and similar programs. Your Financial Institution will provide you with instructions on purchasing Shares. The following information applies to purchase orders from Financial Institutions to Janus (Check with your Financial Institution directly for deadlines for purchase orders from you to your Financial Institution). Requests to purchase received from a Financial Institution before 3:00 p.m. (New York time) for Janus Money Market Fund, 5:00 p.m., for Janus Government Money Market Fund, and 12:00 p.m. for Janus Tax-Exempt Money Market Fund on a bank business day (a day when both the New York Stock Exchange ("NYSE") and the Federal Reserve Banks are open) will receive dividends declared on the purchase date. In addition, the Funds' transfer agent must receive payment from the Financial Institution in federal funds by 6:00 p.m. (New York time). The Funds also reserve the right to require purchase requests and payments from the Financial Institution prior to these times on days when the bond market or NYSE close early. Purchase orders received after these times will receive the dividend declared the following day.

               The Financial Institutions may impose charges and restrictions different from those imposed by the Funds. The Financial Institutions may also require different minimum initial and subsequent investments than required by the Funds.

               Each Fund reserves the right to reject any specific purchase order. Purchase orders may be refused if, in Janus Capital's opinion, they are of a size that would disrupt the management of a Fund. Any Fund may discontinue sales of its Shares if management believes

 26 Shareholder's guide
               that a substantial further increase may adversely affect that Fund's ability to achieve its investment objective. In such event, however, it is anticipated that existing Financial Institution customers in that Fund would be permitted to continue to authorize investment in such Fund and to reinvest any dividends or capital gains distributions.

MINIMUM INVESTMENT

               There is a $250,000 initial aggregate investment minimum by each Financial Institution. The Funds may, in their discretion, waive this minimum under certain circumstances but, in such event, the minimum must be reached within 90 days of opening the account. Financial Institutions who do not maintain the $250,000 minimum will be given the option of requesting their customers to exchange into Investor Shares if the required minimum investment for Investor Shares is met or having their customers' Shares redeemed.

NET ASSET VALUE

               The net asset value of the Shares is determined at the close of the regular trading session of the NYSE (normally 4:00 p.m., New York time) each day that both the NYSE and the New York Federal Reserve Bank are open (bank business day), except that Janus Government Money Market Fund's NAV is normally calculated at 5:00 p.m. (New York time) on such days. The NAV of Fund shares is not determined on days the NYSE is closed and when the Federal Reserve Banks are closed. NAV per share is determined by dividing the total value of the securities and other assets, less liabilities, by the total number of Shares outstanding. Portfolio securities are valued at their amortized cost. Amortized cost valuation involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity (or such other date as permitted by Rule 2a-7) of any discount or premium. If fluctuating interest rates cause the market value of a portfolio to deviate more than 1/2 of 1% from the value determined on the basis of amortized cost, the Trustees will consider whether any action, such as adjusting the Share's NAV to

                                                         Shareholder's guide  27
               reflect current market conditions, should be initiated to prevent any material dilutive effect on shareholders.

SHARE CERTIFICATES

               Share certificates are not available for the Shares in order to maintain the general liquidity that is representative of a money market fund and to help facilitate transactions in shareholder accounts.

REDEMPTIONS

               Redemptions, like purchases, may be effected only through the accounts of participating Financial Institutions. Your Financial Institution will provide you with instructions on redeeming shares. The following information applies to redemption orders from Financial Institutions to Janus (Check with your Financial Institution directly for deadlines for redemption orders from you to your Financial Institution). If a request for a redemption is received from a Financial Institution by 3:00 p.m. (New York time) for Janus Money Market Fund, 5:00 p.m. for Janus Government Money Market Fund and 12:00 p.m. for Janus Tax-Exempt Money Market Fund on a bank business day, Shares will be redeemed and the redemption amount wired in federal funds to the Financial Institution's omnibus account that day. After these times, a redemption request will be processed at that day's NAV and will include that day's dividends, but generally will not be wired until the next bank business day. The Funds reserve the right to require redemption requests prior to these times on days when the bond market or NYSE close early.

 28 Shareholder's guide

SHAREHOLDER COMMUNICATIONS

               Shareholders will receive annual and semiannual reports including the financial statements of the Funds that they have authorized for investment from their Financial Institution. Each report will show the investments owned by each Fund and the market values thereof, as well as other information about the Funds and their operations. The Trust's fiscal year ends October 31. The Funds reserve the right to charge a fee for additional account statement requests.

                                                         Shareholder's guide  29

                   You can request other information, including a Statement of Additional Information, Annual Report or Semiannual Report, free of charge by contacting Janus at 1-800-29JANUS. In the Funds' Annual and Semiannual Reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during their last fiscal period. Other information is also available from financial intermediaries that sell shares of the Funds.

                   The Statement of Additional Information provides detailed information about the Funds and is incorporated into this Prospectus by reference. You may review and copy information about the Funds (including the Funds' Statement of Additional Information) at the Public Reference Room of the SEC or get text only copies, after paying a duplicating fee, by sending an electronic request by e-mail to publicinfo@sec.gov or by writing to or calling the Public Reference Room, Washington, D.C. 20549-0102 (1-202-942-8090). You may also obtain reports and other information about the Funds from the Electronic Data Gathering Analysis and Retrieval (EDGAR) Database on the SEC's Web site at http://www.sec.gov.

                      [JANUS LOGO]

                                        www.janus.com

                                        PO Box 173375
                                        Denver, CO 80217-3375
                                        1-800-29JANUS

                    Investment Company Act File No. 811-1879